Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc	6,911	119,284
American Axle & Manufacturing Holdings, Inc. *	2,546	25,740
Aptiv plc	3,081	197,307
Autoliv, Inc.	1,417	87,245
BorgWarner, Inc.	3,534	125,386
Cooper Tire & Rubber Co.	2,141	59,049
Cooper-Standard Holding, Inc. *	462	17,861
Dana, Inc.	3,699	53,968
Delphi Technologies plc	2,510	38,303
Dorman Products, Inc. *	253	20,660
Ford Motor Co.	139,936	1,332,191
Garrett Motion, Inc. *	792	12,181
General Motors Co.	42,175	1,406,115
Gentex Corp.	2,896	61,859
Gentherm, Inc. *	372	13,905
Harley-Davidson, Inc.	3,075	100,614
LCI Industries	374	30,993
Lear Corp.	1,364	162,357
Modine Manufacturing Co. *	963	12,375
Standard Motor Products, Inc.	388	16,443
Stoneridge, Inc. *	83	2,160
Superior Industries International, Inc.	1,945	7,177
Tenneco, Inc., Class A	1,592	15,824
Tesla, Inc. *	40	7,406
The Goodyear Tire & Rubber Co.	10,614	142,334
Thor Industries, Inc.	938	48,438
Tower International, Inc.	590	10,284
Veoneer, Inc. *	1,278	20,359
Visteon Corp. *	1,485	66,097
Winnebago Industries, Inc.	534	17,163
		4,231,078

Banks 5.1%
Associated Banc-Corp.	1,262	25,000
Atlantic Union Bankshares Corp.	332	10,724
BancorpSouth Bank	487	13,188
Bank of America Corp.	54,499	1,449,673
Bank of Hawaii Corp.	357	27,011
Bank OZK	538	15,548
BankUnited, Inc.	886	28,777
Banner Corp.	188	9,486
BB&T Corp.	6,689	312,711
BOK Financial Corp.	218	16,335
Boston Private Financial Holdings, Inc.	204	2,091
Capitol Federal Financial, Inc.	1,282	17,025
Cathay General Bancorp	435	14,633
Central Pacific Financial Corp.	374	10,393
Chemical Financial Corp.	251	9,503
CIT Group, Inc.	2,194	104,303
Citigroup, Inc.	30,129	1,872,517
Citizens Financial Group, Inc.	4,433	144,427
Security	Number of Shares	Value ($)
Columbia Banking System, Inc.	412	13,740
Comerica, Inc.	1,095	75,358
Commerce Bancshares, Inc.	555	31,818
Community Bank System, Inc.	236	14,587
Cullen/Frost Bankers, Inc.	313	28,568
CVB Financial Corp.	552	11,344
East West Bancorp, Inc.	884	37,765
Essent Group Ltd. *	283	13,287
F.N.B. Corp.	2,177	23,947
Fifth Third Bancorp	10,533	279,125
First BanCorp (Puerto Rico)	1,452	14,462
First Citizens BancShares, Inc., Class A	41	17,224
First Commonwealth Financial Corp.	661	8,309
First Financial Bancorp	428	9,553
First Financial Bankshares, Inc.	208	11,785
First Hawaiian, Inc.	535	13,316
First Horizon National Corp.	1,512	20,276
First Midwest Bancorp, Inc.	513	9,998
First Republic Bank	564	54,719
Fulton Financial Corp.	1,722	27,139
Glacier Bancorp, Inc.	423	16,670
Great Western Bancorp, Inc.	403	12,521
Hancock Whitney Corp.	649	24,649
Hilltop Holdings, Inc.	164	3,301
Home BancShares, Inc.	671	11,756
Hope Bancorp, Inc.	807	10,386
Huntington Bancshares, Inc.	7,014	88,727
IBERIABANK Corp.	232	16,588
Independent Bank Corp.	29	2,011
International Bancshares Corp.	447	16,298
Investors Bancorp, Inc.	1,546	16,094
JPMorgan Chase & Co.	29,296	3,104,204
KeyCorp	7,037	112,381
LegacyTexas Financial Group, Inc.	56	2,044
M&T Bank Corp.	1,025	163,590
MGIC Investment Corp. *	2,063	27,954
National Bank Holdings Corp., Class A	268	9,404
NBT Bancorp, Inc.	312	11,216
New York Community Bancorp, Inc.	7,523	74,703
Northwest Bancshares, Inc.	847	14,204
Ocwen Financial Corp. *	8,069	12,507
OFG Bancorp	138	2,592
Old National Bancorp	1,097	17,486
PacWest Bancorp	893	32,452
Park National Corp.	118	11,150
People's United Financial, Inc.	3,058	47,001
Pinnacle Financial Partners, Inc.	54	2,859
Popular, Inc.	829	43,282
Prosperity Bancshares, Inc.	402	26,054
Provident Financial Services, Inc.	414	9,870
Radian Group, Inc.	1,548	34,753
Regions Financial Corp.	10,023	138,618
Signature Bank	236	27,034
Simmons First National Corp., Class A	97	2,213
South State Corp.	177	11,663
Sterling Bancorp	150	2,897
SunTrust Banks, Inc.	4,353	261,224

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SVB Financial Group *	160	32,224
Synovus Financial Corp.	1,014	32,407
TCF Financial Corp.	1,407	26,817
Texas Capital Bancshares, Inc. *	221	12,663
The Bank of NT Butterfield & Son Ltd.	275	9,081
The PNC Financial Services Group, Inc.	4,365	555,490
Trustmark Corp.	567	18,014
U.S. Bancorp	16,553	830,961
UMB Financial Corp.	254	15,682
Umpqua Holdings Corp.	1,689	26,973
United Bankshares, Inc.	592	21,182
United Community Banks, Inc.	402	10,657
Valley National Bancorp	2,184	21,447
Walker & Dunlop, Inc.	237	11,914
Washington Federal, Inc.	998	31,507
Webster Financial Corp.	516	22,848
Wells Fargo & Co.	57,751	2,562,412
WesBanco, Inc.	234	8,314
Westamerica Bancorp	190	11,379
Western Alliance Bancorp *	289	11,892
Wintrust Financial Corp.	283	19,170
Zions Bancorp NA	904	38,935
		13,553,990

Capital Goods 8.5%
3M Co.	5,763	920,639
A.O. Smith Corp.	1,010	40,905
AAON, Inc.	288	13,072
AAR Corp.	754	22,688
Actuant Corp., Class A	1,187	26,280
Acuity Brands, Inc.	423	52,312
AECOM *	3,340	106,546
Aegion Corp. *	913	13,147
AerCap Holdings N.V. *	2,081	93,270
AGCO Corp.	2,007	133,586
Air Lease Corp.	852	30,672
Aircastle Ltd.	1,025	19,906
Alamo Group, Inc.	143	13,575
Albany International Corp., Class A	195	13,664
Allegion plc	365	35,423
Allison Transmission Holdings, Inc.	1,447	59,891
Altra Industrial Motion Corp.	399	12,517
American Woodmark Corp. *	174	12,613
AMETEK, Inc.	1,546	126,602
Apogee Enterprises, Inc.	505	18,306
Applied Industrial Technologies, Inc.	686	37,270
Arconic, Inc.	2,080	45,552
Arcosa, Inc.	1,225	41,515
Argan, Inc.	57	2,618
Armstrong World Industries, Inc.	466	41,334
Astec Industries, Inc.	512	15,068
Atkore International Group, Inc. *	731	17,098
AZZ, Inc.	391	16,453
Barnes Group, Inc.	482	24,929
Beacon Roofing Supply, Inc. *	1,006	34,767
BMC Stock Holdings, Inc. *	1,106	22,153
Briggs & Stratton Corp.	1,534	14,420
Builders FirstSource, Inc. *	917	12,911
BWX Technologies, Inc.	728	33,881
Caesarstone Ltd.	137	1,900
Carlisle Cos., Inc.	705	93,984
Caterpillar, Inc.	6,523	781,521
Chart Industries, Inc. *	243	18,621
Colfax Corp. *	1,594	40,009
Comfort Systems USA, Inc.	422	19,910
Continental Building Products, Inc. *	93	2,122
Crane Co.	468	35,783
Cubic Corp.	287	16,193
Security	Number of Shares	Value ($)
Cummins, Inc.	2,836	427,555
Curtiss-Wright Corp.	393	43,816
Deere & Co.	4,443	622,775
Donaldson Co., Inc.	1,163	55,184
Dover Corp.	1,895	169,432
DXP Enterprises, Inc. *	297	9,569
Dycom Industries, Inc. *	427	22,277
Eaton Corp. plc	6,584	490,442
EMCOR Group, Inc.	1,085	87,408
Emerson Electric Co.	9,088	547,461
Encore Wire Corp.	482	24,057
EnerSys	656	36,887
EnPro Industries, Inc.	196	10,876
ESCO Technologies, Inc.	192	13,419
Fastenal Co.	5,084	155,520
Federal Signal Corp.	692	16,532
Flowserve Corp.	2,391	111,062
Fluor Corp.	6,553	181,649
Fortive Corp.	1,569	119,479
Fortune Brands Home & Security, Inc.	1,931	92,804
Franklin Electric Co., Inc.	485	21,258
Gardner Denver Holdings, Inc. *	108	3,669
GATX Corp.	709	49,502
Generac Holdings, Inc. *	785	43,293
General Dynamics Corp.	3,394	545,823
General Electric Co.	303,662	2,866,569
Gibraltar Industries, Inc. *	329	11,745
Global Brass & Copper Holdings, Inc.	419	18,281
GMS, Inc. *	610	10,272
Graco, Inc.	974	45,992
Granite Construction, Inc.	724	29,098
Griffon Corp.	980	14,092
H&E Equipment Services, Inc.	752	18,281
Harris Corp.	882	165,102
Harsco Corp. *	855	21,375
HD Supply Holdings, Inc. *	1,606	66,633
HEICO Corp.	73	8,876
HEICO Corp., Class A	152	14,936
Herc Holdings, Inc. *	461	15,688
Hexcel Corp.	818	59,542
Hillenbrand, Inc.	624	23,232
Honeywell International, Inc.	6,155	1,011,328
Hubbell, Inc.	784	89,799
Huntington Ingalls Industries, Inc.	466	95,586
Hyster-Yale Materials Handling, Inc.	296	13,018
IDEX Corp.	504	76,966
Illinois Tool Works, Inc.	4,338	605,758
Ingersoll-Rand plc	2,499	295,732
Insteel Industries, Inc.	105	1,919
ITT, Inc.	905	52,146
Jacobs Engineering Group, Inc.	2,588	194,851
JELD-WEN Holding, Inc. *	222	4,194
John Bean Technologies Corp.	121	12,409
Johnson Controls International plc	7,853	302,498
Kaman Corp.	312	17,350
Kennametal, Inc.	1,088	33,456
L3 Technologies, Inc.	1,225	296,524
Lennox International, Inc.	209	55,199
Lincoln Electric Holdings, Inc.	883	67,055
Lindsay Corp.	178	14,130
Lockheed Martin Corp.	2,100	710,934
Lydall, Inc. *	88	1,591
Masco Corp.	2,381	83,145
Masonite International Corp. *	434	20,637
MasTec, Inc. *	971	45,142
Meritor, Inc. *	746	15,039
Milacron Holdings Corp. *	830	9,528
Moog, Inc., Class A	530	43,683
MRC Global, Inc. *	2,452	36,290

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MSC Industrial Direct Co., Inc., Class A	681	48,119
Mueller Industries, Inc.	1,722	46,408
Mueller Water Products, Inc., Class A	1,570	14,507
MYR Group, Inc. *	543	17,533
National Presto Industries, Inc.	87	8,516
Nordson Corp.	410	51,504
Northrop Grumman Corp.	1,932	585,879
NOW, Inc. *	3,479	45,331
nVent Electric plc	453	10,446
Oshkosh Corp.	1,585	112,836
Owens Corning	2,012	97,522
PACCAR, Inc.	5,430	357,403
Parker-Hannifin Corp.	1,642	250,109
Patrick Industries, Inc. *	66	2,692
Pentair plc	1,982	69,013
Primoris Services Corp.	913	16,653
Proto Labs, Inc. *	19	1,907
Quanex Building Products Corp.	800	12,408
Quanta Services, Inc.	3,553	123,502
Raven Industries, Inc.	321	10,513
Raytheon Co.	3,039	530,306
RBC Bearings, Inc. *	96	13,661
Regal Beloit Corp.	697	50,672
Resideo Technologies, Inc. *	1,486	29,244
Rexnord Corp. *	1,033	27,178
Rockwell Automation, Inc.	1,046	155,697
Roper Technologies, Inc.	356	122,436
Rush Enterprises, Inc., Class A	858	30,262
Sensata Technologies Holding plc *	312	13,319
Simpson Manufacturing Co., Inc.	374	22,754
SiteOne Landscape Supply, Inc. *	56	3,633
Snap-on, Inc.	638	99,477
Spirit AeroSystems Holdings, Inc., Class A	1,220	98,869
SPX FLOW, Inc. *	650	23,205
Standex International Corp.	152	9,886
Stanley Black & Decker, Inc.	1,739	221,236
Teledyne Technologies, Inc. *	221	52,112
Tennant Co.	252	14,518
Terex Corp.	1,990	53,272
Textainer Group Holdings Ltd. *	959	8,880
Textron, Inc.	3,398	153,929
The Boeing Co.	3,336	1,139,611
The Greenbrier Cos., Inc.	846	23,020
The Manitowoc Co., Inc. *	126	1,720
The Middleby Corp. *	311	40,576
The Timken Co.	1,425	62,714
The Toro Co.	811	52,845
Titan International, Inc.	1,790	7,554
Titan Machinery, Inc. *	759	12,690
TransDigm Group, Inc. *	350	154,333
Trex Co., Inc. *	189	11,306
TriMas Corp. *	452	12,950
Trinity Industries, Inc.	3,509	67,654
Triton International Ltd. *	635	18,764
Triumph Group, Inc.	1,467	28,445
Tutor Perini Corp. *	1,884	27,393
United Rentals, Inc. *	1,425	156,893
United Technologies Corp.	11,239	1,419,486
Univar, Inc. *	1,821	36,438
Universal Forest Products, Inc.	1,449	46,730
Valmont Industries, Inc.	454	51,352
Vectrus, Inc. *	86	3,035
Veritiv Corp. *	794	14,022
W.W. Grainger, Inc.	645	168,790
Wabash National Corp.	1,859	25,115
WABCO Holdings, Inc. *	536	70,168
Wabtec Corp.	1,918	119,645
Watsco, Inc.	395	62,169
Watts Water Technologies, Inc., Class A	264	21,487
Security	Number of Shares	Value ($)
Welbilt, Inc. *	1,152	17,775
WESCO International, Inc. *	1,626	76,146
Woodward, Inc.	520	56,638
Xylem, Inc.	1,084	80,455
		22,338,262

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,774	64,308
ACCO Brands Corp.	2,379	17,486
Advanced Disposal Services, Inc. *	698	22,434
ASGN, Inc. *	413	20,952
Brady Corp., Class A	517	23,937
CBIZ, Inc. *	532	10,534
Cimpress N.V. *	128	11,200
Cintas Corp.	593	131,545
Clean Harbors, Inc. *	668	42,832
Copart, Inc. *	799	57,113
CoStar Group, Inc. *	44	22,424
Covanta Holding Corp.	2,032	34,260
Deluxe Corp.	885	32,922
Equifax, Inc.	807	97,566
Exponent, Inc.	226	12,667
FTI Consulting, Inc. *	461	38,687
Healthcare Services Group, Inc.	663	20,957
Herman Miller, Inc.	977	34,674
HNI Corp.	896	29,711
Huron Consulting Group, Inc. *	358	17,624
ICF International, Inc.	228	16,619
IHS Markit Ltd. *	1,344	77,132
InnerWorkings, Inc. *	488	1,654
Insperity, Inc.	149	16,971
Interface, Inc.	900	13,023
KAR Auction Services, Inc.	1,138	63,978
Kelly Services, Inc., Class A	2,027	47,635
Kforce, Inc.	495	17,201
Knoll, Inc.	882	17,322
Korn Ferry	450	19,386
ManpowerGroup, Inc.	2,487	212,688
Matthews International Corp., Class A	370	12,591
McGrath RentCorp	275	15,463
Mobile Mini, Inc.	408	12,513
MSA Safety, Inc.	221	21,963
Multi-Color Corp.	49	2,437
Navigant Consulting, Inc.	655	14,410
Nielsen Holdings plc	6,772	153,928
Pitney Bowes, Inc.	8,992	32,821
Quad/Graphics, Inc.	1,353	11,325
R.R. Donnelley & Sons Co.	5,926	13,156
Republic Services, Inc.	2,224	188,128
Resources Connection, Inc.	202	3,101
Robert Half International, Inc.	1,791	96,105
Rollins, Inc.	528	19,837
SP Plus Corp. *	409	12,691
Steelcase, Inc., Class A	2,292	36,764
Stericycle, Inc. *	912	42,299
Team, Inc. *	658	9,554
Tetra Tech, Inc.	604	40,782
The Brink's Co.	376	28,952
TransUnion	507	33,229
TrueBlue, Inc. *	1,011	21,474
UniFirst Corp.	189	30,009
US Ecology, Inc.	39	2,321
Verisk Analytics, Inc.	532	74,480
Viad Corp.	300	18,852
Waste Management, Inc.	3,999	437,291
		2,633,918

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.5%
Acushnet Holdings Corp.	122	2,866
American Outdoor Brands Corp. *	1,634	13,709
Beazer Homes USA, Inc. *	238	2,161
Brunswick Corp.	1,145	47,495
Callaway Golf Co.	910	13,377
Capri Holdings Ltd. *	3,068	99,649
Carter's, Inc.	764	64,260
Cavco Industries, Inc. *	60	8,616
Columbia Sportswear Co.	254	23,820
Crocs, Inc. *	602	11,631
D.R. Horton, Inc.	3,709	158,597
Deckers Outdoor Corp. *	407	61,905
Ethan Allen Interiors, Inc.	742	15,745
Fossil Group, Inc. *	4,216	41,275
G-III Apparel Group Ltd. *	854	21,973
Garmin Ltd.	1,211	92,617
Hanesbrands, Inc.	5,070	75,289
Hasbro, Inc.	1,166	110,933
Helen of Troy Ltd. *	309	41,285
iRobot Corp. *	149	12,979
KB Home	1,023	25,708
Kontoor Brands, Inc. *	496	14,533
La-Z-Boy, Inc.	1,083	34,862
Leggett & Platt, Inc.	2,028	72,014
Lennar Corp., Class A	2,373	117,843
Lululemon Athletica, Inc. *	384	63,587
M.D.C Holdings, Inc.	880	27,658
M/I Homes, Inc. *	565	15,470
Mattel, Inc. *	10,782	106,203
Meritage Homes Corp. *	748	37,475
Mohawk Industries, Inc. *	807	109,389
Movado Group, Inc.	277	7,136
Newell Brands, Inc.	5,915	79,379
NIKE, Inc., Class B	9,751	752,192
NVR, Inc. *	40	128,063
Oxford Industries, Inc.	263	18,736
Polaris Industries, Inc.	1,015	81,078
PulteGroup, Inc.	4,821	149,451
PVH Corp.	1,080	92,005
Ralph Lauren Corp.	1,191	125,210
Skechers U.S.A., Inc., Class A *	1,496	41,783
Steven Madden Ltd.	1,236	37,401
Sturm Ruger & Co., Inc.	362	17,995
Tapestry, Inc.	4,511	128,834
Taylor Morrison Home Corp., Class A *	2,203	43,994
Tempur Sealy International, Inc. *	594	37,903
Toll Brothers, Inc.	1,534	53,337
TopBuild Corp. *	443	35,117
TRI Pointe Group, Inc. *	1,914	23,542
Tupperware Brands Corp.	1,488	27,707
Under Armour, Inc., Class A *	1,275	29,070
Under Armour, Inc., Class C *	1,265	25,591
Unifi, Inc. *	420	7,917
Universal Electronics, Inc. *	342	13,471
VF Corp.	3,474	284,451
Vista Outdoor, Inc. *	2,882	22,105
Whirlpool Corp.	1,824	209,541
William Lyon Homes, Class A *	196	3,634
Wolverine World Wide, Inc.	990	27,661
		4,049,228

Consumer Services 2.3%
Adtalem Global Education, Inc. *	1,011	44,444
American Public Education, Inc. *	323	9,038
Aramark	3,461	120,408
Arcos Dorados Holdings, Inc., Class A	621	4,037
Security	Number of Shares	Value ($)
BJ's Restaurants, Inc.	308	12,902
Bloomin' Brands, Inc.	1,621	31,302
Boyd Gaming Corp.	685	16,385
Bright Horizons Family Solutions, Inc. *	257	35,224
Brinker International, Inc.	1,182	44,408
Caesars Entertainment Corp. *	1,193	10,486
Career Education Corp. *	862	16,180
Carnival Corp.	5,399	276,375
Chipotle Mexican Grill, Inc. *	224	147,833
Choice Hotels International, Inc.	242	19,914
Churchill Downs, Inc.	245	24,152
Cracker Barrel Old Country Store, Inc.	236	37,073
Darden Restaurants, Inc.	1,172	136,327
Dave & Buster's Entertainment, Inc.	302	15,021
Denny's Corp. *	143	2,814
Dine Brands Global, Inc.	250	23,605
Domino's Pizza, Inc.	225	62,887
Dunkin' Brands Group, Inc.	577	42,825
Eldorado Resorts, Inc. *	53	2,606
Extended Stay America, Inc.	2,445	41,907
frontdoor, Inc. *	309	12,425
Graham Holdings Co., Class B	68	46,277
Grand Canyon Education, Inc. *	204	24,451
H&R Block, Inc.	2,772	72,765
Hilton Grand Vacations, Inc. *	595	15,125
Hilton Worldwide Holdings, Inc.	1,250	111,800
Houghton Mifflin Harcourt Co. *	3,311	18,674
Hyatt Hotels Corp., Class A	558	40,310
International Game Technology plc	2,506	32,578
International Speedway Corp., Class A	265	11,861
Jack in the Box, Inc.	455	37,856
K12, Inc. *	933	28,522
Las Vegas Sands Corp.	4,189	230,395
Laureate Education, Inc., Class A *	874	14,036
Marriott International, Inc., Class A	965	120,471
Marriott Vacations Worldwide Corp.	462	41,534
McDonald's Corp.	8,243	1,634,340
MGM Resorts International	4,862	120,675
Norwegian Cruise Line Holdings Ltd. *	1,494	81,737
Papa John's International, Inc.	55	2,666
Penn National Gaming, Inc. *	1,436	27,069
Red Rock Resorts, Inc., Class A	634	13,238
Regis Corp. *	1,237	23,058
Royal Caribbean Cruises Ltd.	1,469	178,865
Scientific Games Corp., Class A *	150	2,865
SeaWorld Entertainment, Inc. *	958	30,656
Service Corp. International	1,302	57,119
ServiceMaster Global Holdings, Inc. *	479	25,866
Six Flags Entertainment Corp.	874	43,141
Sotheby's *	574	19,350
Starbucks Corp.	8,456	643,163
Strategic Education, Inc.	200	35,198
Texas Roadhouse, Inc.	546	27,988
The Cheesecake Factory, Inc.	872	37,714
The Wendy's Co.	3,282	60,356
Vail Resorts, Inc.	151	32,482
Weight Watchers International, Inc. *	513	8,870
Wyndham Destinations, Inc.	1,580	62,852
Wyndham Hotels & Resorts, Inc.	1,366	72,862
Wynn Resorts Ltd.	954	102,393
Yum China Holdings, Inc.	3,215	128,632
Yum! Brands, Inc.	4,327	442,868
		5,953,256

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	525	44,006
AGNC Investment Corp.	4,033	66,141
Ally Financial, Inc.	14,279	412,235

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American Express Co.	8,820	1,011,742
Ameriprise Financial, Inc.	2,630	363,545
Annaly Capital Management, Inc.	13,178	116,098
Apollo Commercial Real Estate Finance, Inc.	158	2,904
Artisan Partners Asset Management, Inc., Class A	390	9,224
AXA Equitable Holdings, Inc.	506	10,398
Berkshire Hathaway, Inc., Class B *	15,886	3,136,214
BGC Partners, Inc., Class A	2,410	11,327
BlackRock, Inc.	850	353,226
Blackstone Mortgage Trust, Inc., Class A	163	5,747
Cannae Holdings, Inc. *	1,813	46,105
Capital One Financial Corp.	9,775	839,379
Capstead Mortgage Corp.	1,809	14,309
Cboe Global Markets, Inc.	434	47,106
Chimera Investment Corp.	2,438	44,469
CME Group, Inc.	1,360	261,283
Cohen & Steers, Inc.	251	12,856
Credit Acceptance Corp. *	64	29,209
Discover Financial Services	6,966	519,315
Donnelley Financial Solutions, Inc. *	926	11,418
E*TRADE Financial Corp.	896	40,141
Eaton Vance Corp.	1,050	40,131
Encore Capital Group, Inc. *	331	11,367
Enova International, Inc. *	497	10,611
Evercore, Inc., Class A	353	27,262
FactSet Research Systems, Inc.	200	55,640
Federated Investors, Inc., Class B	1,684	51,413
FGL Holdings	322	2,560
FirstCash, Inc.	228	21,596
Franklin Resources, Inc.	7,979	253,892
Green Dot Corp., Class A *	142	6,590
Greenhill & Co., Inc.	618	9,251
Houlihan Lokey, Inc.	56	2,532
Intercontinental Exchange, Inc.	1,569	128,987
Invesco Ltd.	8,235	160,912
Invesco Mortgage Capital, Inc.	1,438	22,131
Janus Henderson Group plc	1,807	36,718
Jefferies Financial Group, Inc.	4,091	72,288
Ladder Capital Corp., Class A	759	12,068
Lazard Ltd., Class A	1,360	42,378
Legg Mason, Inc.	3,086	109,923
LPL Financial Holdings, Inc.	1,056	84,712
MarketAxess Holdings, Inc.	84	25,017
MFA Financial, Inc.	4,216	29,681
Moelis & Co., Class A	69	2,193
Moody's Corp.	900	164,592
Morgan Stanley	9,561	389,037
Morningstar, Inc.	124	17,365
MSCI, Inc.	380	83,604
Nasdaq, Inc.	634	57,466
Navient Corp.	15,180	197,947
Nelnet, Inc., Class A	328	19,434
New Residential Investment Corp.	2,935	44,759
New York Mortgage Trust, Inc.	2,462	14,870
Northern Trust Corp.	1,271	108,696
OneMain Holdings, Inc.	1,117	33,365
PennyMac Mortgage Investment Trust	1,150	23,920
Piper Jaffray Cos.	162	11,473
PRA Group, Inc. *	697	19,244
Raymond James Financial, Inc.	754	62,265
Redwood Trust, Inc.	1,079	17,188
S&P Global, Inc.	1,104	236,124
Santander Consumer USA Holdings, Inc.	2,993	67,013
SEI Investments Co.	985	49,496
SLM Corp.	6,875	65,381
Starwood Property Trust, Inc.	2,287	50,428
State Street Corp.	4,244	234,481
Stifel Financial Corp.	391	20,969
Security	Number of Shares	Value ($)
Synchrony Financial	13,559	455,989
T. Rowe Price Group, Inc.	2,600	262,964
TD Ameritrade Holding Corp.	1,321	65,720
The Bank of New York Mellon Corp.	8,821	376,569
The Charles Schwab Corp. (a)	3,214	133,735
The Goldman Sachs Group, Inc.	5,673	1,035,266
Two Harbors Investment Corp.	2,693	32,908
Voya Financial, Inc.	3,086	157,170
Waddell & Reed Financial, Inc., Class A	3,018	48,741
WisdomTree Investments, Inc.	395	2,374
World Acceptance Corp. *	185	24,474
		13,213,277

Energy 8.9%
Anadarko Petroleum Corp.	6,105	429,609
Antero Resources Corp. *	4,120	27,068
Apache Corp.	8,602	224,254
Apergy Corp. *	180	5,582
Arch Coal, Inc., Class A	77	6,788
Archrock, Inc.	1,978	17,545
Baker Hughes a GE Co.	7,385	158,113
Basic Energy Services, Inc. *	506	966
Cabot Oil & Gas Corp.	2,252	56,345
Cheniere Energy, Inc. *	40	2,527
Chesapeake Energy Corp. *	6,953	13,350
Chevron Corp.	41,438	4,717,716
Cimarex Energy Co.	448	25,621
CNX Resources Corp. *	3,717	28,695
Concho Resources, Inc.	700	68,607
ConocoPhillips	20,644	1,217,170
CONSOL Energy, Inc. *	148	3,881
Continental Resources, Inc. *	467	16,345
Core Laboratories N.V.	292	13,911
Cosan Ltd., A Shares *	4,438	56,052
CVR Energy, Inc.	535	22,721
Delek US Holdings, Inc.	644	19,713
Denbury Resources, Inc. *	3,869	5,571
Devon Energy Corp.	3,696	92,991
Diamond Offshore Drilling, Inc. *	3,485	27,427
Diamondback Energy, Inc.	50	4,903
Dril-Quip, Inc. *	772	31,845
Ensco Rowan plc, Class A	7,558	63,260
EOG Resources, Inc.	3,461	283,387
EQT Corp.	1,881	34,422
Equitrans Midstream Corp. *	1,455	28,896
Exterran Corp. *	790	10,902
Exxon Mobil Corp.	101,950	7,215,002
Frank's International N.V. *	1,638	9,320
Green Plains, Inc.	2,020	26,361
Halliburton Co.	13,159	280,155
Helix Energy Solutions Group, Inc. *	1,847	12,486
Helmerich & Payne, Inc.	2,019	98,749
Hess Corp.	6,303	352,086
HollyFrontier Corp.	5,068	192,483
International Seaways, Inc. *	598	10,644
Kinder Morgan, Inc.	31,311	624,654
Kosmos Energy Ltd.	1,851	11,402
Marathon Oil Corp.	18,258	240,093
Marathon Petroleum Corp.	16,502	758,927
Matrix Service Co. *	770	13,937
McDermott International, Inc. *	3,172	19,159
Murphy Oil Corp.	5,658	140,601
Nabors Industries Ltd.	22,999	54,278
National Oilwell Varco, Inc.	12,040	251,034
Newpark Resources, Inc. *	1,836	12,834
Noble Corp. plc *	26,042	50,522
Noble Energy, Inc.	6,265	134,071
Oasis Petroleum, Inc. *	4,004	20,821

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Occidental Petroleum Corp.	10,731	534,082
Oceaneering International, Inc. *	4,530	74,292
Oil States International, Inc. *	1,676	27,889
ONEOK, Inc.	2,077	132,139
Par Pacific Holdings, Inc. *	157	3,077
Parsley Energy, Inc., Class A *	496	8,844
Patterson-UTI Energy, Inc.	4,642	49,344
PBF Energy, Inc., Class A	3,534	93,298
PDC Energy, Inc. *	435	13,276
Peabody Energy Corp.	579	13,618
Phillips 66	13,968	1,128,614
Pioneer Natural Resources Co.	833	118,253
QEP Resources, Inc. *	6,399	44,217
Range Resources Corp.	3,852	30,123
Renewable Energy Group, Inc. *	909	14,217
REX American Resources Corp. *	176	11,875
RPC, Inc.	1,155	8,593
SandRidge Energy, Inc. *	337	2,322
Schlumberger Ltd.	21,664	751,524
Scorpio Tankers, Inc.	715	18,611
SEACOR Holdings, Inc. *	306	12,733
SemGroup Corp., Class A	1,363	17,187
Ship Finance International Ltd.	1,283	15,884
SM Energy Co.	2,482	28,866
Superior Energy Services, Inc. *	8,155	13,211
Targa Resources Corp.	2,237	86,035
The Williams Cos., Inc.	10,749	283,559
Tidewater, Inc. *	795	16,941
Transocean Ltd. *	21,462	133,064
Unit Corp. *	763	7,340
US Silica Holdings, Inc.	984	10,214
Valero Energy Corp.	16,463	1,158,995
Whiting Petroleum Corp. *	1,274	23,416
World Fuel Services Corp.	11,973	348,893
WPX Energy, Inc. *	2,877	30,957
		23,511,305

Food & Staples Retailing 2.9%
BJ's Wholesale Club Holdings, Inc. *	179	4,472
Casey's General Stores, Inc.	778	100,424
Costco Wholesale Corp.	5,784	1,385,731
Ingles Markets, Inc., Class A	856	25,517
Performance Food Group Co. *	2,235	87,947
PriceSmart, Inc.	425	20,655
Rite Aid Corp. *(b)	4,265	32,670
SpartanNash Co.	3,190	36,813
Sprouts Farmers Market, Inc. *	1,824	36,571
Sysco Corp.	6,372	438,521
The Andersons, Inc.	1,101	29,914
The Kroger Co.	29,801	679,761
US Foods Holding Corp. *	4,823	166,683
Walgreens Boots Alliance, Inc.	15,510	765,263
Walmart, Inc.	37,395	3,793,349
Weis Markets, Inc.	394	14,893
		7,619,184

Food, Beverage & Tobacco 4.6%
Adecoagro S.A. *	1,880	12,502
Altria Group, Inc.	20,350	998,371
Archer-Daniels-Midland Co.	22,946	879,291
B&G Foods, Inc.	847	18,592
Brown-Forman Corp., Class B	2,337	116,803
Bunge Ltd.	7,913	413,771
Cal-Maine Foods, Inc.	567	20,990
Calavo Growers, Inc.	145	12,680
Campbell Soup Co.	2,360	85,692
Coca-Cola Consolidated, Inc.	10	3,020
Security	Number of Shares	Value ($)
Coca-Cola European Partners plc *	1,889	104,651
Conagra Brands, Inc.	6,332	169,508
Constellation Brands, Inc., Class A	800	141,160
Darling Ingredients, Inc. *	2,336	44,150
Flowers Foods, Inc.	2,832	63,352
Fresh Del Monte Produce, Inc.	1,241	31,050
General Mills, Inc.	10,978	542,752
Hormel Foods Corp.	2,741	108,242
Ingredion, Inc.	1,234	93,981
J&J Snack Foods Corp.	141	22,680
John B Sanfilippo & Son, Inc.	173	13,261
Kellogg Co.	2,881	151,425
Keurig Dr Pepper, Inc.	246	6,935
Lamb Weston Holdings, Inc.	543	32,173
Lancaster Colony Corp.	179	25,746
McCormick & Co., Inc. Non-Voting Shares	757	118,122
Molson Coors Brewing Co., Class B	2,110	116,008
Mondelez International, Inc., Class A	21,171	1,076,545
Monster Beverage Corp. *	1,723	106,585
Nomad Foods Ltd. *	1,659	35,204
PepsiCo, Inc.	14,526	1,859,328
Philip Morris International, Inc.	20,312	1,566,665
Pilgrim's Pride Corp. *	1,441	36,846
Post Holdings, Inc. *	383	40,253
Pyxus International, Inc. *	135	2,422
Sanderson Farms, Inc.	575	78,608
The Boston Beer Co., Inc., Class A *	68	21,372
The Coca-Cola Co.	35,177	1,728,246
The Hain Celestial Group, Inc. *	1,296	26,425
The Hershey Co.	1,257	165,874
The J.M. Smucker Co.	1,847	224,521
The Kraft Heinz Co.	7,159	197,946
TreeHouse Foods, Inc. *	841	43,841
Tyson Foods, Inc., Class A	6,586	499,812
Universal Corp.	884	49,964
Vector Group Ltd.	1,558	13,944
		12,121,309

Health Care Equipment & Services 5.4%
Abbott Laboratories	9,357	712,348
ABIOMED, Inc. *	6	1,572
Acadia Healthcare Co., Inc. *	722	23,263
Align Technology, Inc. *	104	29,572
Allscripts Healthcare Solutions, Inc. *	1,697	16,512
Amedisys, Inc. *	133	14,937
AmerisourceBergen Corp.	1,907	148,479
AMN Healthcare Services, Inc. *	311	15,065
Anthem, Inc.	4,186	1,163,624
Avanos Medical, Inc. *	409	15,411
Baxter International, Inc.	3,097	227,444
Becton Dickinson & Co.	1,055	246,279
Boston Scientific Corp. *	2,649	101,748
Brookdale Senior Living, Inc. *	5,491	33,934
Cantel Medical Corp.	123	8,455
Cardinal Health, Inc.	11,877	499,665
Centene Corp. *	2,697	155,752
Cerner Corp. *	2,231	156,103
Chemed Corp.	120	39,353
Cigna Corp. *	4,747	702,651
Community Health Systems, Inc. *	18,577	49,415
CONMED Corp.	196	15,774
Covetrus, Inc. *	225	5,549
CVS Health Corp.	37,574	1,967,750
Danaher Corp.	2,775	366,328
DaVita, Inc. *	2,615	113,543
DENTSPLY SIRONA, Inc.	2,338	125,948
Diplomat Pharmacy, Inc. *	1,412	6,523
Edwards Lifesciences Corp. *	632	107,882

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Encompass Health Corp.	730	43,012
Globus Medical, Inc., Class A *	284	11,161
Haemonetics Corp. *	175	16,973
HCA Healthcare, Inc.	3,854	466,180
Henry Schein, Inc. *	2,199	141,748
Hill-Rom Holdings, Inc.	371	35,672
HMS Holdings Corp. *	469	14,272
Hologic, Inc. *	1,129	49,687
Humana, Inc.	2,072	507,350
ICU Medical, Inc. *	10	2,128
IDEXX Laboratories, Inc. *	104	25,976
Integer Holdings Corp. *	138	9,674
Integra LifeSciences Holdings Corp. *	230	10,718
Intuitive Surgical, Inc. *	233	108,310
Invacare Corp.	1,434	8,504
Laboratory Corp. of America Holdings *	858	139,519
LHC Group, Inc. *	151	17,105
LivaNova plc *	121	8,700
Magellan Health, Inc. *	870	57,446
Masimo Corp. *	201	26,279
McKesson Corp.	6,506	794,643
MEDNAX, Inc. *	1,711	42,193
Medtronic plc	10,858	1,005,234
Merit Medical Systems, Inc. *	43	2,220
Molina Healthcare, Inc. *	584	83,080
Neogen Corp. *	37	2,085
NextGen Healthcare, Inc. *	615	11,839
NuVasive, Inc. *	273	15,823
Orthofix Medical, Inc. *	34	1,677
Patterson Cos., Inc.	2,998	63,018
Premier, Inc., Class A *	310	11,392
Quest Diagnostics, Inc.	2,238	214,647
ResMed, Inc.	684	78,058
Select Medical Holdings Corp. *	1,997	28,058
STERIS plc *	460	61,493
Stryker Corp.	1,546	283,289
Teleflex, Inc.	170	49,011
Tenet Healthcare Corp. *	3,178	63,433
The Cooper Cos., Inc.	206	61,345
The Ensign Group, Inc.	384	20,452
The Providence Service Corp. *	171	11,060
Tivity Health, Inc. *	366	6,698
Triple-S Management Corp., Class B *	1,127	27,611
UnitedHealth Group, Inc.	7,738	1,871,048
Universal Health Services, Inc., Class B	1,263	150,992
Varex Imaging Corp. *	532	14,194
Varian Medical Systems, Inc. *	750	94,695
Veeva Systems, Inc., Class A *	20	3,086
WellCare Health Plans, Inc. *	404	111,581
West Pharmaceutical Services, Inc.	357	40,912
Zimmer Biomet Holdings, Inc.	1,370	156,084
		14,152,244

Household & Personal Products 1.9%
Avon Products, Inc. *	20,356	76,539
Central Garden & Pet Co., Class A *	428	10,944
Church & Dwight Co., Inc.	2,048	152,392
Colgate-Palmolive Co.	7,442	518,112
Coty, Inc., Class A	2,496	30,801
Edgewell Personal Care Co. *	950	27,113
Energizer Holdings, Inc.	339	13,872
Herbalife Nutrition Ltd. *	1,129	47,170
Kimberly-Clark Corp.	3,192	408,225
Nu Skin Enterprises, Inc., Class A	983	45,896
Spectrum Brands Holdings, Inc.	730	38,449
The Clorox Co.	843	125,447
The Estee Lauder Cos., Inc., Class A	1,248	200,965
The Procter & Gamble Co.	30,832	3,172,921
Security	Number of Shares	Value ($)
USANA Health Sciences, Inc. *	122	8,635
WD-40 Co.	74	11,568
		4,889,049

Insurance 4.1%
Aflac, Inc.	10,912	559,786
Alleghany Corp. *	170	112,761
Ambac Financial Group, Inc. *	1,032	15,686
American Equity Investment Life Holding Co.	1,405	39,775
American Financial Group, Inc.	755	74,141
American International Group, Inc.	39,280	2,006,030
American National Insurance Co.	95	10,770
AMERISAFE, Inc.	178	10,603
Aon plc	2,421	435,949
Arch Capital Group Ltd. *	2,558	88,072
Argo Group International Holdings Ltd.	383	26,998
Arthur J. Gallagher & Co.	1,212	102,050
Assurant, Inc.	1,327	132,647
Assured Guaranty Ltd.	2,878	117,624
Athene Holding Ltd., Class A *	1,028	41,788
Axis Capital Holdings Ltd.	1,804	107,482
Brighthouse Financial, Inc. *	791	28,073
Brown & Brown, Inc.	1,560	49,249
Chubb Ltd.	3,686	538,414
Cincinnati Financial Corp.	1,413	138,813
CNA Financial Corp.	397	17,849
CNO Financial Group, Inc.	4,469	70,208
Employers Holdings, Inc.	255	10,593
Enstar Group Ltd. *	61	10,028
Everest Re Group Ltd.	772	191,193
Fidelity National Financial, Inc.	2,934	113,106
First American Financial Corp.	1,415	73,085
Genworth Financial, Inc., Class A *	22,165	64,500
Horace Mann Educators Corp.	417	16,893
James River Group Holdings Ltd.	495	22,077
Kemper Corp.	541	44,898
Lincoln National Corp.	3,313	196,958
Loews Corp.	5,058	259,779
Markel Corp. *	68	72,003
Marsh & McLennan Cos., Inc.	4,133	395,115
MBIA, Inc. *	4,049	35,915
Mercury General Corp.	447	25,770
MetLife, Inc.	11,082	512,099
National General Holdings Corp.	456	10,360
Old Republic International Corp.	3,556	78,410
Primerica, Inc.	458	52,606
Principal Financial Group, Inc.	3,418	176,266
ProAssurance Corp.	1,109	41,610
Prudential Financial, Inc.	5,539	511,693
Reinsurance Group of America, Inc.	781	115,635
RenaissanceRe Holdings Ltd.	700	122,108
RLI Corp.	82	7,042
Safety Insurance Group, Inc.	156	14,216
Selective Insurance Group, Inc.	418	29,950
Stewart Information Services Corp.	606	24,925
The Allstate Corp.	6,018	574,779
The Hanover Insurance Group, Inc.	464	56,682
The Hartford Financial Services Group, Inc.	5,929	312,221
The Progressive Corp.	4,507	357,315
The Travelers Cos., Inc.	7,740	1,126,712
Torchmark Corp.	1,058	90,470
United Fire Group, Inc.	189	8,872
Universal Insurance Holdings, Inc.	340	9,874
Unum Group	3,597	113,269
W.R. Berkley Corp.	1,792	111,462

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
White Mountains Insurance Group Ltd.	90	88,164
Willis Towers Watson plc	595	104,422
		10,907,843

Materials 3.4%
AdvanSix, Inc. *	643	15,676
Air Products & Chemicals, Inc.	1,540	313,529
AK Steel Holding Corp. *	5,347	9,197
Albemarle Corp.	936	59,249
Alcoa Corp. *	6,127	129,831
Allegheny Technologies, Inc. *	1,321	28,283
AptarGroup, Inc.	548	62,072
Ashland Global Holdings, Inc.	829	62,067
Avery Dennison Corp.	960	99,898
Axalta Coating Systems Ltd. *	1,668	39,215
Balchem Corp.	134	12,152
Ball Corp.	2,179	133,769
Bemis Co., Inc.	1,736	101,296
Berry Global Group, Inc. *	978	45,986
Boise Cascade Co.	1,172	26,018
Cabot Corp.	965	38,542
Carpenter Technology Corp.	789	32,002
Celanese Corp., Series A	1,253	118,947
Century Aluminum Co. *	1,168	6,529
CF Industries Holdings, Inc.	3,966	159,592
Clearwater Paper Corp. *	1,042	16,787
Cleveland-Cliffs, Inc.	4,160	36,192
Commercial Metals Co.	4,068	54,308
Compass Minerals International, Inc.	569	29,025
Constellium N.V., Class A *	1,111	9,077
Crown Holdings, Inc. *	1,396	77,380
Domtar Corp.	2,206	92,762
Dow, Inc. *	6,117	286,031
DowDuPont, Inc.	18,423	562,270
Eagle Materials, Inc.	354	30,465
Eastman Chemical Co.	2,266	147,109
Ecolab, Inc.	1,825	335,964
Element Solutions, Inc. *	2,159	20,424
Ferro Corp. *	165	2,234
FMC Corp.	788	57,879
Freeport-McMoRan, Inc.	20,362	197,715
GCP Applied Technologies, Inc. *	610	15,958
Graphic Packaging Holding Co.	5,867	76,271
Greif, Inc., Class A	698	24,737
H.B. Fuller Co.	681	26,852
Hecla Mining Co.	4,229	5,540
Huntsman Corp.	3,906	67,847
Ingevity Corp. *	201	17,628
Innophos Holdings, Inc.	636	16,911
Innospec, Inc.	274	22,115
International Flavors & Fragrances, Inc.	695	94,117
International Paper Co.	6,845	283,862
Kaiser Aluminum Corp.	278	24,775
Kraton Corp. *	387	9,470
Linde plc	5,407	976,234
Louisiana-Pacific Corp.	1,291	29,461
LyondellBasell Industries N.V., Class A	9,136	678,348
Martin Marietta Materials, Inc.	485	102,092
Materion Corp.	376	22,729
Mercer International, Inc.	161	2,307
Minerals Technologies, Inc.	422	21,936
Myers Industries, Inc.	137	2,318
Neenah, Inc.	220	12,575
NewMarket Corp.	105	40,635
Newmont Goldcorp Corp.	8,448	279,544
Nexa Resources S.A.	949	9,091
Nucor Corp.	5,774	277,152
Olin Corp.	2,027	39,749
Security	Number of Shares	Value ($)
Owens-Illinois, Inc.	3,647	58,352
Packaging Corp. of America	1,048	93,356
PolyOne Corp.	1,398	35,132
PPG Industries, Inc.	3,158	330,485
Quaker Chemical Corp.	87	15,735
Rayonier Advanced Materials, Inc.	991	6,471
Reliance Steel & Aluminum Co.	1,939	161,460
Resolute Forest Products, Inc.	801	5,150
Royal Gold, Inc.	230	20,238
RPM International, Inc.	1,302	69,683
Schnitzer Steel Industries, Inc., Class A	1,126	23,770
Schweitzer-Mauduit International, Inc.	570	17,835
Sealed Air Corp.	2,164	90,672
Sensient Technologies Corp.	615	41,635
Silgan Holdings, Inc.	1,559	45,195
Sonoco Products Co.	1,532	94,724
Southern Copper Corp.	924	31,166
Steel Dynamics, Inc.	2,945	74,067
Stepan Co.	326	27,664
Summit Materials, Inc., Class A *	1,041	14,553
SunCoke Energy, Inc. *	1,357	9,960
The Chemours Co.	1,232	25,983
The Mosaic Co.	10,423	223,782
The Scotts Miracle-Gro Co.	501	44,855
The Sherwin-Williams Co.	489	205,111
Trinseo S.A.	696	25,641
Tronox Holdings plc, Class A	2,461	22,813
United States Steel Corp.	3,456	40,850
US Concrete, Inc. *	61	2,841
Valvoline, Inc.	1,132	19,753
Verso Corp., Class A *	224	3,857
Vulcan Materials Co.	714	89,186
W.R. Grace & Co.	543	38,271
Warrior Met Coal, Inc.	303	7,820
Westlake Chemical Corp.	366	20,968
Westrock Co.	4,487	146,276
Worthington Industries, Inc.	842	28,746
		8,843,782

Media & Entertainment 4.6%
Activision Blizzard, Inc.	5,293	229,557
Alphabet, Inc., Class A *	1,004	1,110,926
Alphabet, Inc., Class C *	1,032	1,138,946
Altice USA, Inc., Class A	1,166	27,389
AMC Entertainment Holdings, Inc., Class A	1,265	15,155
AMC Networks, Inc., Class A *	563	29,710
Cable One, Inc.	24	26,809
Cars.com, Inc. *	941	19,921
CBS Corp., Class B Non-Voting Shares	8,375	404,345
Charter Communications, Inc., Class A *	885	333,468
Cinemark Holdings, Inc.	1,479	56,187
Comcast Corp., Class A	56,086	2,299,526
Discovery, Inc., Class A *	2,782	75,837
Discovery, Inc., Class C *	6,275	160,891
DISH Network Corp., Class A *	2,936	106,019
Electronic Arts, Inc. *	1,253	116,629
Facebook, Inc., Class A *	3,754	666,222
Fox Corp., Class A *	4,214	148,459
Fox Corp., Class B *	1,934	67,129
Gannett Co., Inc.	4,316	33,924
GCI Liberty, Inc., Class A *	307	17,834
Gray Television, Inc. *	755	13,009
IAC/InterActiveCorp *	347	76,635
John Wiley & Sons, Inc., Class A	611	25,528
Liberty Global plc, Class A *	4,304	105,878
Liberty Global plc, Class C *	11,280	273,427
Liberty Latin America Ltd., Class A *	147	2,506
Liberty Latin America Ltd., Class C *	392	6,738

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class C *	211	7,877
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,808	65,124
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,614	130,610
Liberty TripAdvisor Holdings, Inc., Class A *	973	10,362
Lions Gate Entertainment Corp., Class A	305	4,505
Lions Gate Entertainment Corp., Class B	418	5,752
Live Nation Entertainment, Inc. *	699	42,513
Meredith Corp.	586	30,337
MSG Networks, Inc., Class A *	109	2,301
National CineMedia, Inc.	2,285	14,967
Netflix, Inc. *	138	47,373
New Media Investment Group, Inc.	1,247	11,510
News Corp., Class A	7,323	83,409
News Corp., Class B	2,206	25,700
Nexstar Media Group, Inc., Class A	237	23,736
Omnicom Group, Inc.	2,730	211,193
Scholastic Corp.	657	21,740
Sinclair Broadcast Group, Inc., Class A	1,140	61,195
Sirius XM Holdings, Inc.	5,334	28,324
Take-Two Interactive Software, Inc. *	295	31,904
TEGNA, Inc.	4,838	73,247
The Interpublic Group of Cos., Inc.	4,131	87,660
The Madison Square Garden Co., Class A *	73	21,596
The New York Times Co., Class A	790	25,138
The Walt Disney Co.	21,813	2,880,189
Tribune Media Co., Class A	1,721	79,682
TripAdvisor, Inc. *	506	21,389
Twitter, Inc. *	635	23,139
Viacom, Inc., Class B	16,795	487,559
Yandex N.V., Class A *	1,182	42,457
Yelp, Inc. *	79	2,428
Zynga, Inc., Class A *	5,002	31,463
		12,224,983

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	10,954	840,281
Agilent Technologies, Inc.	1,757	117,807
Alexion Pharmaceuticals, Inc. *	621	70,595
Alkermes plc *	73	1,572
Allergan plc	2,166	264,057
Amgen, Inc.	5,805	967,694
Bio-Rad Laboratories, Inc., Class A *	115	32,997
Bio-Techne Corp.	129	25,548
Biogen, Inc. *	1,102	241,658
BioMarin Pharmaceutical, Inc. *	116	9,540
Bristol-Myers Squibb Co.	11,774	534,186
Bruker Corp.	634	26,482
Cambrex Corp. *	229	9,114
Catalent, Inc. *	699	31,805
Celgene Corp. *	5,266	493,898
Charles River Laboratories International, Inc. *	244	30,610
Eli Lilly & Co.	5,845	677,669
Emergent BioSolutions, Inc. *	45	1,796
Gilead Sciences, Inc.	20,936	1,303,266
ICON plc *	318	45,016
Illumina, Inc. *	179	54,937
Incyte Corp. *	26	2,044
IQVIA Holdings, Inc. *	813	110,446
Jazz Pharmaceuticals plc *	303	38,042
Johnson & Johnson	22,442	2,943,268
Mallinckrodt plc *	3,669	31,884
Merck & Co., Inc.	28,984	2,295,823
Mettler-Toledo International, Inc. *	133	96,171
Mylan N.V. *	5,186	87,125
Myriad Genetics, Inc. *	991	24,547
Security	Number of Shares	Value ($)
PDL BioPharma, Inc. *	9,064	25,561
PerkinElmer, Inc.	582	50,250
Perrigo Co., plc	1,028	43,197
Pfizer, Inc.	72,946	3,028,718
PRA Health Sciences, Inc. *	158	13,703
Prestige Consumer Healthcare, Inc. *	478	13,876
Regeneron Pharmaceuticals, Inc. *	205	61,853
Syneos Health, Inc. *	66	2,721
Taro Pharmaceutical Industries Ltd.	137	12,738
Thermo Fisher Scientific, Inc.	1,638	437,313
United Therapeutics Corp. *	739	62,054
Vertex Pharmaceuticals, Inc. *	18	2,991
Waters Corp. *	408	81,890
Zoetis, Inc.	1,225	123,786
		15,370,529

Real Estate 2.5%
Acadia Realty Trust	425	11,624
Alexander & Baldwin, Inc.	620	14,303
Alexandria Real Estate Equities, Inc.	393	57,539
Altisource Portfolio Solutions S.A. *	427	8,596
American Assets Trust, Inc.	64	2,905
American Campus Communities, Inc.	1,058	49,007
American Homes 4 Rent, Class A	756	18,454
American Tower Corp.	1,307	272,862
Apartment Investment & Management Co., Class A	1,123	56,094
Apple Hospitality REIT, Inc.	2,731	42,167
AvalonBay Communities, Inc.	660	133,987
Boston Properties, Inc.	1,200	156,996
Brandywine Realty Trust	1,992	30,099
Brixmor Property Group, Inc.	3,978	68,223
Brookfield Property REIT, Inc., Class A	317	5,845
Camden Property Trust	593	61,292
CBRE Group, Inc., Class A *	2,289	104,607
Chatham Lodging Trust	128	2,437
Chesapeake Lodging Trust	673	19,362
Colony Capital, Inc.	3,512	18,227
Columbia Property Trust, Inc.	1,625	34,742
CoreCivic, Inc.	3,566	78,095
CorePoint Lodging, Inc.	594	7,199
CoreSite Realty Corp.	30	3,502
Corporate Office Properties Trust	1,028	28,620
Cousins Properties, Inc.	1,397	12,643
Crown Castle International Corp.	1,715	222,967
CubeSmart	835	28,156
CyrusOne, Inc.	316	18,657
DiamondRock Hospitality Co.	2,800	27,748
Digital Realty Trust, Inc.	937	110,304
Douglas Emmett, Inc.	849	34,206
Duke Realty Corp.	2,111	63,520
EastGroup Properties, Inc.	156	17,316
Empire State Realty Trust, Inc., Class A	306	4,700
EPR Properties	399	31,162
Equinix, Inc.	256	124,362
Equity Commonwealth	878	28,596
Equity LifeStyle Properties, Inc.	354	43,068
Equity Residential	2,437	186,601
Essex Property Trust, Inc.	263	76,728
Extra Space Storage, Inc.	482	51,651
Federal Realty Investment Trust	370	48,370
First Industrial Realty Trust, Inc.	553	19,195
Franklin Street Properties Corp.	2,067	14,965
Front Yard Residential Corp.	969	11,085
Gaming & Leisure Properties, Inc.	1,009	39,845
Global Net Lease, Inc.	129	2,375
HCP, Inc.	4,761	150,971
Healthcare Realty Trust, Inc.	838	27,017

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Healthcare Trust of America, Inc., Class A	965	27,782
Hersha Hospitality Trust	675	11,509
HFF, Inc., Class A	304	13,127
Highwoods Properties, Inc.	830	36,404
Hospitality Properties Trust	3,020	75,107
Host Hotels & Resorts, Inc.	10,019	181,444
Hudson Pacific Properties, Inc.	569	19,010
Investors Real Estate Trust	211	12,215
Invitation Homes, Inc.	643	16,480
Iron Mountain, Inc.	3,664	112,302
iStar, Inc.	375	4,129
JBG SMITH Properties	88	3,475
Jones Lang LaSalle, Inc.	511	63,594
Kennedy-Wilson Holdings, Inc.	653	13,419
Kilroy Realty Corp.	455	33,538
Kimco Realty Corp.	4,070	70,818
Kite Realty Group Trust	978	14,866
Lamar Advertising Co., Class A	674	52,714
Lexington Realty Trust	2,753	25,245
Liberty Property Trust	1,104	52,407
Life Storage, Inc.	253	24,359
LTC Properties, Inc.	48	2,148
Mack-Cali Realty Corp.	1,353	30,740
Medical Properties Trust, Inc.	1,624	28,875
Mid-America Apartment Communities, Inc.	574	65,539
National Health Investors, Inc.	165	12,961
National Retail Properties, Inc.	671	35,919
Newmark Group, Inc., Class A	232	1,851
Office Properties Income Trust	514	12,290
Omega Healthcare Investors, Inc.	1,272	45,309
Outfront Media, Inc.	2,652	65,372
Paramount Group, Inc.	1,638	23,341
Park Hotels & Resorts, Inc.	1,920	53,030
Pebblebrook Hotel Trust	1,407	39,157
Physicians Realty Trust	149	2,728
Piedmont Office Realty Trust, Inc., Class A	2,031	41,290
PotlatchDeltic Corp.	348	11,710
Prologis, Inc.	2,421	178,355
PS Business Parks, Inc.	117	18,828
Public Storage	642	152,719
QTS Realty Trust, Inc., Class A	295	13,620
Rayonier, Inc.	1,355	38,143
Realogy Holdings Corp.	3,761	26,665
Realty Income Corp.	1,046	73,304
Regency Centers Corp.	560	36,938
Retail Opportunity Investments Corp.	617	10,329
Retail Properties of America, Inc., Class A	3,048	36,241
RLJ Lodging Trust	2,154	36,984
RPT Realty	1,090	13,265
Ryman Hospitality Properties, Inc.	376	30,061
Sabra Health Care REIT, Inc.	674	13,001
SBA Communications Corp. *	239	51,722
Senior Housing Properties Trust	3,976	31,331
Seritage Growth Properties, Class A	252	10,539
Simon Property Group, Inc.	1,761	285,440
SITE Centers Corp.	2,886	36,854
SL Green Realty Corp.	794	68,284
Spirit Realty Capital, Inc.	850	36,261
STAG Industrial, Inc.	429	12,518
STORE Capital Corp.	457	15,639
Summit Hotel Properties, Inc.	1,085	12,402
Sun Communities, Inc.	311	39,270
Sunstone Hotel Investors, Inc.	2,780	37,308
Tanger Factory Outlet Centers, Inc.	1,125	19,080
Taubman Centers, Inc.	707	31,363
The GEO Group, Inc.	1,975	43,312
The Howard Hughes Corp. *	123	12,649
The Macerich Co.	1,385	50,317
The St. Joe Co. *	141	2,246
Security	Number of Shares	Value ($)
Tier REIT, Inc.	530	14,268
UDR, Inc.	1,403	62,826
Uniti Group, Inc.	2,270	21,815
Urban Edge Properties	731	12,610
Ventas, Inc.	3,261	209,682
VEREIT, Inc.	9,263	82,255
Vornado Realty Trust	1,388	91,927
Washington Prime Group, Inc.	7,033	28,835
Washington Real Estate Investment Trust	724	19,266
Weingarten Realty Investors	1,138	32,092
Welltower, Inc.	3,605	292,798
Weyerhaeuser Co.	7,304	166,531
WP Carey, Inc.	746	61,925
Xenia Hotels & Resorts, Inc.	1,945	40,670
		6,631,684

Retailing 4.9%
Aaron's, Inc.	1,103	58,746
Abercrombie & Fitch Co., Class A	3,790	65,567
Advance Auto Parts, Inc.	735	113,925
Amazon.com, Inc. *	423	750,855
American Eagle Outfitters, Inc.	3,940	68,556
Asbury Automotive Group, Inc. *	686	50,894
Ascena Retail Group, Inc. *	16,340	17,157
AutoNation, Inc. *	2,212	87,308
AutoZone, Inc. *	147	150,985
Barnes & Noble Education, Inc. *	3,747	11,878
Barnes & Noble, Inc.	4,636	20,352
Bed Bath & Beyond, Inc. (b)	19,447	246,782
Best Buy Co., Inc.	5,817	364,551
Big 5 Sporting Goods Corp.	2,707	5,414
Big Lots, Inc.	2,358	65,081
Booking Holdings, Inc. *	202	334,556
Burlington Stores, Inc. *	176	27,558
Caleres, Inc.	1,045	19,709
CarMax, Inc. *	2,646	207,129
Chico's FAS, Inc.	8,790	29,622
Citi Trends, Inc.	425	5,814
Conn's, Inc. *	413	7,413
Core-Mark Holding Co., Inc.	3,651	134,649
Designer Brands, Inc., Class A	2,054	37,157
Dick's Sporting Goods, Inc.	2,897	99,975
Dillard's, Inc., Class A	880	49,861
Dollar General Corp.	3,960	504,029
Dollar Tree, Inc. *	2,221	225,631
eBay, Inc.	9,305	334,329
Expedia Group, Inc.	821	94,415
Five Below, Inc. *	169	21,755
Foot Locker, Inc.	3,329	130,996
Francesca's Holdings Corp. *	4,518	2,153
GameStop Corp., Class A	11,928	90,414
Genesco, Inc. *	1,047	47,094
Genuine Parts Co.	2,276	225,096
GNC Holdings, Inc., Class A *	20,607	28,850
Group 1 Automotive, Inc.	1,013	73,128
Groupon, Inc. *	6,967	24,594
GrubHub, Inc. *	32	2,085
Guess?, Inc.	1,848	29,882
Haverty Furniture Cos., Inc.	692	12,048
Hibbett Sports, Inc. *	1,315	29,088
Kirkland's, Inc. *	204	822
Kohl's Corp.	6,126	302,134
L Brands, Inc.	7,195	161,600
Lithia Motors, Inc., Class A	593	67,691
LKQ Corp. *	3,658	93,828
Lowe's Cos., Inc.	11,523	1,074,865
Macy's, Inc.	11,832	243,384
MercadoLibre, Inc. *	10	5,705

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monro, Inc.	268	21,362
Murphy USA, Inc. *	1,696	136,121
National Vision Holdings, Inc. *	86	2,342
Nordstrom, Inc.	3,179	99,503
O'Reilly Automotive, Inc. *	732	271,843
Office Depot, Inc.	30,339	59,464
Ollie's Bargain Outlet Holdings, Inc. *	146	14,413
Overstock.com, Inc. *	123	1,175
Party City Holdco, Inc. *	1,003	7,924
Penske Automotive Group, Inc.	1,112	47,505
Pier 1 Imports, Inc. *	19,619	11,375
Pool Corp.	240	43,147
Qurate Retail, Inc. *	10,742	134,597
Rent-A-Center, Inc. *	1,667	39,775
RH *	181	15,412
Ross Stores, Inc.	2,765	257,117
Sally Beauty Holdings, Inc. *	3,525	53,510
Shoe Carnival, Inc.	382	9,814
Shutterfly, Inc. *	391	18,565
Signet Jewelers Ltd.	3,126	58,956
Sleep Number Corp. *	662	23,044
Stamps.com, Inc. *	21	704
Target Corp.	16,018	1,288,648
The Buckle, Inc.	1,290	19,415
The Cato Corp., Class A	1,319	16,342
The Children's Place, Inc.	265	24,555
The Gap, Inc.	7,418	138,568
The Home Depot, Inc.	10,147	1,926,408
The Michaels Cos., Inc. *	1,628	14,831
The TJX Cos., Inc.	14,006	704,362
Tiffany & Co.	1,268	112,992
Tractor Supply Co.	1,638	165,078
Ulta Salon, Cosmetics & Fragrance, Inc. *	278	92,680
Urban Outfitters, Inc. *	1,745	39,210
Vitamin Shoppe, Inc. *	486	1,818
Williams-Sonoma, Inc.	1,754	102,609
Zumiez, Inc. *	623	12,323
		12,844,617

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	238	11,940
Advanced Micro Devices, Inc. *	169	4,632
Amkor Technology, Inc. *	3,383	21,922
Analog Devices, Inc.	1,623	156,814
Applied Materials, Inc.	8,419	325,731
Broadcom, Inc.	811	204,080
Brooks Automation, Inc.	434	15,403
Cabot Microelectronics Corp.	169	16,472
Cirrus Logic, Inc. *	869	32,475
Cree, Inc. *	1,071	59,055
Cypress Semiconductor Corp.	2,595	46,243
Diodes, Inc. *	365	11,289
Entegris, Inc.	649	22,287
First Solar, Inc. *	1,144	66,398
Intel Corp.	56,462	2,486,586
KLA-Tencor Corp.	936	96,474
Kulicke & Soffa Industries, Inc.	793	15,376
Lam Research Corp.	971	169,546
Marvell Technology Group Ltd.	4,778	106,549
Maxim Integrated Products, Inc.	1,999	105,127
Mellanox Technologies Ltd. *	134	14,711
Microchip Technology, Inc.	1,058	84,672
Micron Technology, Inc. *	8,376	273,141
MKS Instruments, Inc.	306	21,867
Monolithic Power Systems, Inc.	77	8,967
NVIDIA Corp.	1,104	149,548
NXP Semiconductor N.V.	1,944	171,383
ON Semiconductor Corp. *	2,881	51,167
Security	Number of Shares	Value ($)
Photronics, Inc. *	1,541	12,498
Power Integrations, Inc.	174	11,338
Qorvo, Inc. *	1,241	75,924
QUALCOMM, Inc.	24,639	1,646,378
Rambus, Inc. *	228	2,590
Semtech Corp. *	233	9,280
Silicon Laboratories, Inc. *	218	20,398
Skyworks Solutions, Inc.	1,541	102,677
Synaptics, Inc. *	652	17,245
Teradyne, Inc.	1,206	50,821
Texas Instruments, Inc.	7,461	778,257
Versum Materials, Inc.	396	20,335
Xilinx, Inc.	1,578	161,445
Xperi Corp.	910	19,119
		7,678,160

Software & Services 6.5%
Accenture plc, Class A	4,049	721,005
ACI Worldwide, Inc. *	801	25,199
Adobe, Inc. *	673	182,316
Akamai Technologies, Inc. *	1,186	89,377
Alliance Data Systems Corp.	644	88,550
Amdocs Ltd.	2,019	119,969
ANSYS, Inc. *	315	56,542
Aspen Technology, Inc. *	214	24,313
Autodesk, Inc. *	405	65,169
Automatic Data Processing, Inc.	2,258	361,551
Black Knight, Inc. *	519	29,422
Blackbaud, Inc.	32	2,461
Booz Allen Hamilton Holding Corp.	1,681	106,189
Broadridge Financial Solutions, Inc.	656	81,915
CACI International, Inc., Class A *	332	67,569
Cadence Design Systems, Inc. *	1,159	73,678
Cardtronics plc, Class A *	523	15,795
CDK Global, Inc.	898	43,463
Check Point Software Technologies Ltd. *	786	86,680
Citrix Systems, Inc.	946	89,038
Cognizant Technology Solutions Corp., Class A	4,362	270,139
CommVault Systems, Inc. *	205	9,440
Conduent, Inc. *	5,164	45,960
CoreLogic, Inc. *	998	39,112
CSG Systems International, Inc.	494	22,156
DXC Technology Co.	3,660	173,996
Ebix, Inc.	41	1,924
EPAM Systems, Inc. *	139	23,990
Euronet Worldwide, Inc. *	274	42,481
EVERTEC, Inc.	583	16,709
ExlService Holdings, Inc. *	228	13,511
Fair Isaac Corp. *	135	39,946
Fidelity National Information Services, Inc.	2,019	242,886
First Data Corp., Class A *	3,953	100,485
Fiserv, Inc. *	2,872	246,590
FleetCor Technologies, Inc. *	239	61,712
Fortinet, Inc. *	51	3,696
Gartner, Inc. *	300	45,390
Genpact Ltd.	1,798	64,998
Global Payments, Inc.	598	92,116
GoDaddy, Inc., Class A *	38	2,827
International Business Machines Corp.	21,110	2,680,759
InterXion Holding N.V. *	209	15,405
Intuit, Inc.	1,116	273,253
j2 Global, Inc.	336	28,321
Jack Henry & Associates, Inc.	418	54,850
KBR, Inc.	2,473	54,950
Leidos Holdings, Inc.	1,906	143,579
LiveRamp Holdings, Inc. *	485	24,919
LogMeIn, Inc.	38	2,730
Luxoft Holding, Inc. *	276	15,889

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Manhattan Associates, Inc. *	489	32,015
ManTech International Corp., Class A	475	29,151
Mastercard, Inc., Class A	2,721	684,304
MAXIMUS, Inc.	612	43,605
Microsoft Corp.	40,860	5,053,565
MicroStrategy, Inc., Class A *	77	10,234
Net 1 UEPS Technologies, Inc. *	658	2,415
NIC, Inc.	139	2,218
Nuance Communications, Inc. *	2,014	34,580
Oracle Corp.	32,195	1,629,067
Paychex, Inc.	2,004	171,923
PayPal Holdings, Inc. *	2,312	253,742
Perficient, Inc. *	389	11,837
Perspecta, Inc.	652	14,155
Presidio, Inc.	182	2,411
Progress Software Corp.	592	24,248
PTC, Inc. *	292	24,546
Red Hat, Inc. *	383	70,587
Sabre Corp.	1,669	33,847
salesforce.com, Inc. *	488	73,888
Science Applications International Corp.	525	40,288
SS&C Technologies Holdings, Inc.	495	27,547
Sykes Enterprises, Inc. *	780	19,313
Symantec Corp.	11,586	217,006
Synopsys, Inc. *	558	64,974
Teradata Corp. *	2,172	74,586
The Western Union Co.	8,888	172,427
TiVo Corp.	1,327	9,554
Total System Services, Inc.	869	107,348
Tyler Technologies, Inc. *	63	13,441
Unisys Corp. *	1,174	11,388
Verint Systems, Inc. *	395	22,416
VeriSign, Inc. *	359	69,998
Virtusa Corp. *	44	1,866
Visa, Inc., Class A	5,363	865,213
VMware, Inc., Class A	259	45,838
WEX, Inc. *	137	25,885
Worldpay, Inc., Class A *	489	59,482
		17,235,828

Technology Hardware & Equipment 6.4%
ADTRAN, Inc.	1,528	23,959
Amphenol Corp., Class A	1,733	150,771
Anixter International, Inc. *	928	49,518
Apple, Inc.	50,790	8,891,805
Arista Networks, Inc. *	54	13,208
Arrow Electronics, Inc. *	2,946	184,596
Avnet, Inc.	6,468	264,153
AVX Corp.	687	10,161
Badger Meter, Inc.	41	2,165
Belden, Inc.	564	28,877
Benchmark Electronics, Inc.	1,832	40,469
CDW Corp.	1,119	110,154
Ciena Corp. *	740	25,856
Cisco Systems, Inc.	42,660	2,219,600
Cognex Corp.	418	16,971
Coherent, Inc. *	155	17,055
CommScope Holding Co., Inc. *	2,885	46,593
Comtech Telecommunications Corp.	526	11,125
Corning, Inc.	17,019	490,828
Cray, Inc. *	498	17,435
CTS Corp.	71	1,879
Dell Technologies, Inc., Class C *	293	17,448
Dolby Laboratories, Inc., Class A	392	24,292
EchoStar Corp., Class A *	773	33,069
Electronics For Imaging, Inc. *	520	19,058
ePlus, Inc. *	207	14,627
F5 Networks, Inc. *	560	73,965
Security	Number of Shares	Value ($)
Fabrinet *	303	12,920
Finisar Corp. *	1,231	25,826
Fitbit, Inc., Class A *	2,658	12,307
Flex Ltd. *	15,095	134,949
FLIR Systems, Inc.	1,064	51,423
Hewlett Packard Enterprise Co.	34,066	467,385
HP, Inc.	17,887	334,129
II-VI, Inc. *	411	12,918
Insight Enterprises, Inc. *	1,052	54,157
InterDigital, Inc.	406	25,789
IPG Photonics Corp. *	141	17,649
Itron, Inc. *	365	20,677
Jabil, Inc.	5,855	143,974
Juniper Networks, Inc.	7,669	188,734
KEMET Corp.	127	2,019
Keysight Technologies, Inc. *	888	66,715
Knowles Corp. *	1,524	23,972
Littelfuse, Inc.	109	17,790
Lumentum Holdings, Inc. *	278	11,251
Methode Electronics, Inc.	606	14,926
Motorola Solutions, Inc.	2,589	388,221
MTS Systems Corp.	225	12,208
National Instruments Corp.	747	28,827
NCR Corp. *	2,239	68,513
NetApp, Inc.	2,917	172,686
NETGEAR, Inc. *	461	11,617
NetScout Systems, Inc. *	1,107	27,133
OSI Systems, Inc. *	229	23,722
PC Connection, Inc.	101	3,206
Plantronics, Inc.	393	16,140
Plexus Corp. *	607	30,065
Rogers Corp. *	106	14,627
Sanmina Corp. *	2,616	69,559
ScanSource, Inc. *	1,076	31,430
Seagate Technology plc	9,023	377,613
Stratasys Ltd. *	91	1,994
SYNNEX Corp.	1,345	116,625
TE Connectivity Ltd.	3,551	299,101
Tech Data Corp. *	2,165	196,257
Trimble, Inc. *	1,474	58,813
TTM Technologies, Inc. *	1,519	12,957
ViaSat, Inc. *	403	35,073
Viavi Solutions, Inc. *	1,055	12,713
Vishay Intertechnology, Inc.	2,094	31,913
Western Digital Corp.	6,260	232,997
Xerox Corp.	5,806	177,722
Zebra Technologies Corp., Class A *	135	23,144
		16,914,023

Telecommunication Services 3.6%
AT&T, Inc.	162,046	4,955,367
ATN International, Inc.	34	1,989
CenturyLink, Inc.	34,159	356,961
Cogent Communications Holdings, Inc.	262	15,327
Consolidated Communications Holdings, Inc.	1,976	7,904
Frontier Communications Corp. *(b)	42,136	79,216
Intelsat S.A. *	987	17,815
Iridium Communications, Inc. *	626	13,415
Shenandoah Telecommunications Co.	255	10,254
Sprint Corp. *	14,475	99,443
T-Mobile US, Inc. *	2,816	206,807
Telephone & Data Systems, Inc.	3,050	87,870
United States Cellular Corp. *	308	13,413
Verizon Communications, Inc.	64,963	3,530,739
Vonage Holdings Corp. *	1,434	16,979
Zayo Group Holdings, Inc. *	958	31,327
		9,444,826

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 2.2%
Air Transport Services Group, Inc. *	702	15,402
Alaska Air Group, Inc.	1,568	91,258
Allegiant Travel Co.	180	25,220
AMERCO	84	30,930
American Airlines Group, Inc.	11,150	303,615
ArcBest Corp.	771	19,329
Avis Budget Group, Inc. *	4,204	119,225
C.H. Robinson Worldwide, Inc.	2,145	170,806
Copa Holdings S.A., Class A	479	42,923
Costamare, Inc.	1,855	9,498
CSX Corp.	6,857	510,641
Daseke, Inc. *	1,289	5,568
Delta Air Lines, Inc.	2,668	137,402
Echo Global Logistics, Inc. *	542	10,661
Expeditors International of Washington, Inc.	2,367	164,720
FedEx Corp.	3,864	596,138
Forward Air Corp.	312	17,419
Genesee & Wyoming, Inc., Class A *	493	46,943
Hawaiian Holdings, Inc.	724	18,086
Heartland Express, Inc.	652	11,658
Hertz Global Holdings, Inc. *	7,832	110,196
Hub Group, Inc., Class A *	970	37,791
J.B. Hunt Transport Services, Inc.	866	73,731
JetBlue Airways Corp. *	5,141	88,579
Kansas City Southern	963	109,089
Kirby Corp. *	755	58,422
Knight-Swift Transportation Holdings, Inc.	1,280	35,379
Landstar System, Inc.	521	50,146
Macquarie Infrastructure Corp.	1,276	50,874
Marten Transport Ltd.	576	10,149
Norfolk Southern Corp.	2,707	528,244
Old Dominion Freight Line, Inc.	421	55,757
Ryder System, Inc.	1,925	97,213
Saia, Inc. *	321	18,939
Schneider National, Inc., Class B	676	11,357
Seaspan Corp.	1,889	17,587
Southwest Airlines Co.	2,072	98,627
Spirit Airlines, Inc. *	777	35,804
Union Pacific Corp.	7,801	1,301,051
United Continental Holdings, Inc. *	1,328	103,119
United Parcel Service, Inc., Class B	5,241	486,994
Werner Enterprises, Inc.	884	24,646
XPO Logistics, Inc. *	676	35,213
YRC Worldwide, Inc. *	1,636	6,969
		5,793,318

Utilities 4.1%
AES Corp.	20,758	327,976
ALLETE, Inc.	490	40,126
Alliant Energy Corp.	2,239	106,263
Ameren Corp.	2,989	219,213
American Electric Power Co., Inc.	6,271	540,059
American States Water Co.	268	19,548
American Water Works Co., Inc.	1,364	154,159
Aqua America, Inc.	1,101	43,534
Atlantica Yield plc	242	5,191
Atmos Energy Corp.	929	94,572
Avangrid, Inc.	422	21,125
Avista Corp.	846	35,329
Black Hills Corp.	557	42,443
California Water Service Group	347	17,079
CenterPoint Energy, Inc.	6,411	182,329
Chesapeake Utilities Corp.	122	11,075
Clearway Energy, Inc., Class C	223	3,345
CMS Energy Corp.	3,249	182,301
Consolidated Edison, Inc.	4,429	382,223
Security	Number of Shares	Value ($)
Dominion Energy, Inc.	8,394	631,061
DTE Energy Co.	2,211	277,414
Duke Energy Corp.	10,269	879,129
Edison International	5,312	315,373
El Paso Electric Co.	468	27,238
Entergy Corp.	3,067	297,714
Eversource Energy	3,654	269,811
Exelon Corp.	15,753	757,404
FirstEnergy Corp.	5,686	234,491
Hawaiian Electric Industries, Inc.	1,416	58,821
IDACORP, Inc.	428	42,916
MGE Energy, Inc.	296	19,607
National Fuel Gas Co.	823	43,874
New Jersey Resources Corp.	841	39,905
NextEra Energy, Inc.	3,553	704,240
NiSource, Inc.	3,294	91,738
Northwest Natural Holding Co.	321	22,091
NorthWestern Corp.	572	40,578
NRG Energy, Inc.	2,666	90,751
OGE Energy Corp.	2,299	95,546
ONE Gas, Inc.	475	41,591
Ormat Technologies, Inc.	257	15,173
Otter Tail Corp.	422	20,961
Pattern Energy Group, Inc., Class A	743	15,759
PG&E Corp. *	16,161	276,353
Pinnacle West Capital Corp.	1,507	141,522
PNM Resources, Inc.	1,005	47,346
Portland General Electric Co.	1,174	62,058
PPL Corp.	11,993	356,912
Public Service Enterprise Group, Inc.	6,735	395,749
Sempra Energy	2,623	344,793
South Jersey Industries, Inc.	783	24,704
Southwest Gas Holdings, Inc.	633	53,894
Spire, Inc.	420	34,994
The Southern Co.	14,231	761,358
UGI Corp.	2,221	114,626
Unitil Corp.	45	2,559
Vistra Energy Corp.	6,947	163,671
WEC Energy Group, Inc.	2,830	227,957
Xcel Energy, Inc.	6,144	352,297
		10,821,869
Total Common Stock
(Cost $241,351,512)		262,977,562

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	469	203
Total Rights
(Cost $203)		203

Other Investment Companies 0.2% of net assets

Equity Fund 0.0%
iShares Core S&P Total U.S. Stock Market ETF	1,200	75,180

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (d)	93,359	93,359

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (d)	318,118	318,118
Total Other Investment Companies
(Cost $487,240)		486,657

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	5	688,150	(32,139)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $304,319.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2019:
	Balance of Shares Held at 2/28/19	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/19	Market Value at 5/31/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	2,958	376	(120)	3,214	$133,735	($14,666)	$819	$546

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$262,977,562	$—	$—	$262,977,562
Rights[1]
Materials	—	—	203	203
Other Investment Companies[1]	486,657	—	—	486,657
Liabilities
Futures Contracts[2]	(32,139)	—	—	(32,139)
Total	$263,432,080	$—	$203	$263,432,283
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc	133,553	2,305,125
Aptiv plc	59,531	3,812,365
Autoliv, Inc.	27,227	1,676,366
BorgWarner, Inc.	68,513	2,430,841
Cooper Tire & Rubber Co.	41,550	1,145,949
Dana, Inc.	71,460	1,042,601
Ford Motor Co.	2,701,504	25,718,318
General Motors Co.	815,543	27,190,204
Gentex Corp.	55,924	1,194,537
Harley-Davidson, Inc.	59,535	1,947,985
Lear Corp.	26,367	3,138,464
The Goodyear Tire & Rubber Co.	204,238	2,738,832
Thor Industries, Inc.	18,155	937,524
Visteon Corp. *	28,704	1,277,615
		76,556,726

Banks 5.0%
Bank of America Corp.	1,054,380	28,046,508
BB&T Corp.	129,992	6,077,126
CIT Group, Inc.	42,382	2,014,840
Citigroup, Inc.	582,562	36,206,228
Citizens Financial Group, Inc.	85,760	2,794,061
Comerica, Inc.	21,122	1,453,616
Fifth Third Bancorp	205,372	5,442,358
First Republic Bank	11,023	1,069,451
Huntington Bancshares, Inc.	135,665	1,716,162
JPMorgan Chase & Co.	566,184	59,992,857
KeyCorp	136,148	2,174,284
M&T Bank Corp.	19,749	3,151,940
New York Community Bancorp, Inc.	147,506	1,464,735
People's United Financial, Inc.	59,099	908,352
Regions Financial Corp.	193,863	2,681,125
SunTrust Banks, Inc.	84,324	5,060,283
The PNC Financial Services Group, Inc.	83,452	10,620,102
U.S. Bancorp	319,890	16,058,478
Wells Fargo & Co.	1,115,510	49,495,179
		236,427,685

Capital Goods 8.2%
3M Co.	111,353	17,788,642
A.O. Smith Corp.	19,458	788,049
Acuity Brands, Inc.	8,163	1,009,518
AECOM *	64,382	2,053,786
AerCap Holdings N.V. *	39,980	1,791,904
AGCO Corp.	38,856	2,586,255
Allison Transmission Holdings, Inc.	28,358	1,173,738
AMETEK, Inc.	30,074	2,462,760
Arconic, Inc.	40,017	876,372
Carlisle Cos., Inc.	13,575	1,809,683
Caterpillar, Inc.	126,147	15,113,672
Cummins, Inc.	54,778	8,258,331
Security	Number of Shares	Value ($)
Deere & Co.	85,947	12,047,191
Donaldson Co., Inc.	22,357	1,060,840
Dover Corp.	36,676	3,279,201
Eaton Corp. plc	127,530	9,499,710
EMCOR Group, Inc.	20,941	1,687,007
Emerson Electric Co.	175,075	10,546,518
EnerSys	12,356	694,778
Fastenal Co.	98,032	2,998,799
Flowserve Corp.	46,215	2,146,687
Fluor Corp.	126,585	3,508,936
Fortive Corp.	30,314	2,308,411
Fortune Brands Home & Security, Inc.	37,366	1,795,810
GATX Corp.	13,779	962,050
General Dynamics Corp.	65,636	10,555,582
General Electric Co.	5,867,012	55,384,593
Harris Corp.	16,987	3,179,797
HD Supply Holdings, Inc. *	30,848	1,279,884
Hexcel Corp.	15,747	1,146,224
Honeywell International, Inc.	119,181	19,582,630
Hubbell, Inc.	15,538	1,779,723
Huntington Ingalls Industries, Inc.	8,967	1,839,311
IDEX Corp.	9,633	1,471,055
Illinois Tool Works, Inc.	83,916	11,718,030
Ingersoll-Rand plc	48,226	5,707,065
Jacobs Engineering Group, Inc.	50,141	3,775,116
Johnson Controls International plc	151,863	5,849,763
L3 Technologies, Inc.	23,674	5,730,528
Lincoln Electric Holdings, Inc.	17,011	1,291,815
Lockheed Martin Corp.	40,712	13,782,640
Masco Corp.	46,017	1,606,914
MSC Industrial Direct Co., Inc., Class A	13,415	947,904
Nordson Corp.	7,809	980,967
Northrop Grumman Corp.	37,332	11,320,929
Oshkosh Corp.	30,565	2,175,922
Owens Corning	38,930	1,886,937
PACCAR, Inc.	102,626	6,754,843
Parker-Hannifin Corp.	31,887	4,857,028
Pentair plc	38,303	1,333,710
Quanta Services, Inc.	68,633	2,385,683
Raytheon Co.	57,851	10,094,999
Regal Beloit Corp.	13,587	987,775
Resideo Technologies, Inc. *	28,714	565,092
Rockwell Automation, Inc.	20,124	2,995,457
Roper Technologies, Inc.	6,942	2,387,493
Sensata Technologies Holding plc *	5,985	255,500
Snap-on, Inc.	12,258	1,911,267
Spirit AeroSystems Holdings, Inc., Class A	23,588	1,911,572
Stanley Black & Decker, Inc.	33,961	4,320,518
Terex Corp.	38,431	1,028,798
Textron, Inc.	65,694	2,975,938
The Boeing Co.	64,529	22,043,752
The Timken Co.	27,540	1,212,035
The Toro Co.	15,584	1,015,453
TransDigm Group, Inc. *	6,805	3,000,665
Trinity Industries, Inc.	65,978	1,272,056
United Rentals, Inc. *	27,596	3,038,320
United Technologies Corp.	217,305	27,445,621

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Valmont Industries, Inc.	8,801	995,481
W.W. Grainger, Inc.	12,605	3,298,602
WABCO Holdings, Inc. *	10,430	1,365,391
Wabtec Corp.	37,114	2,315,171
Watsco, Inc.	7,859	1,236,928
WESCO International, Inc. *	31,448	1,472,710
Xylem, Inc.	20,903	1,551,421
		387,271,256

Commercial & Professional Services 0.7%
ABM Industries, Inc.	34,060	1,234,675
Cintas Corp.	11,401	2,529,084
Equifax, Inc.	15,632	1,889,909
IHS Markit Ltd. *	25,931	1,488,180
KAR Auction Services, Inc.	21,937	1,233,298
ManpowerGroup, Inc.	48,073	4,111,203
Nielsen Holdings plc	130,929	2,976,016
Pitney Bowes, Inc.	173,895	634,717
Republic Services, Inc.	42,897	3,628,657
Robert Half International, Inc.	34,472	1,849,768
Verisk Analytics, Inc.	10,149	1,420,860
Waste Management, Inc.	77,421	8,465,986
		31,462,353

Consumer Durables & Apparel 1.4%
Brunswick Corp.	22,040	914,219
Capri Holdings Ltd. *	59,244	1,924,245
Carter's, Inc.	14,714	1,237,595
D.R. Horton, Inc.	71,705	3,066,106
Fossil Group, Inc. *	81,584	798,707
Garmin Ltd.	23,456	1,793,915
Hanesbrands, Inc.	98,030	1,455,745
Hasbro, Inc.	22,606	2,150,735
Kontoor Brands, Inc. *	9,566	280,284
Leggett & Platt, Inc.	39,104	1,388,583
Lennar Corp., Class A	45,854	2,277,110
Lululemon Athletica, Inc. *	7,595	1,257,656
Mattel, Inc. *	208,531	2,054,030
Mohawk Industries, Inc. *	15,614	2,116,478
Newell Brands, Inc.	114,383	1,535,020
NIKE, Inc., Class B	188,750	14,560,175
NVR, Inc. *	760	2,433,193
Polaris Industries, Inc.	19,561	1,562,533
PulteGroup, Inc.	93,334	2,893,354
PVH Corp.	20,908	1,781,152
Ralph Lauren Corp.	22,955	2,413,259
Tapestry, Inc.	87,386	2,495,744
Toll Brothers, Inc.	29,578	1,028,427
Under Armour, Inc., Class A *	24,271	553,379
Under Armour, Inc., Class C *	24,471	495,048
VF Corp.	67,033	5,488,662
Whirlpool Corp.	35,236	4,047,912
		64,003,266

Consumer Services 2.0%
Aramark	66,762	2,322,650
Carnival Corp.	104,429	5,345,720
Chipotle Mexican Grill, Inc. *	4,336	2,861,630
Darden Restaurants, Inc.	22,536	2,621,388
Domino's Pizza, Inc.	4,499	1,257,470
H&R Block, Inc.	54,036	1,418,445
Hilton Worldwide Holdings, Inc.	24,097	2,155,236
Las Vegas Sands Corp.	80,975	4,453,625
Marriott International, Inc., Class A	18,782	2,344,745
McDonald's Corp.	159,347	31,593,730
MGM Resorts International	93,941	2,331,616
Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	28,807	1,576,031
Royal Caribbean Cruises Ltd.	28,267	3,441,790
Service Corp. International	25,088	1,100,611
Six Flags Entertainment Corp.	16,764	827,471
Starbucks Corp.	163,557	12,440,145
The Wendy's Co.	61,850	1,137,421
Wyndham Destinations, Inc.	30,780	1,224,428
Wynn Resorts Ltd.	18,586	1,994,835
Yum China Holdings, Inc.	61,851	2,474,659
Yum! Brands, Inc.	82,466	8,440,395
		93,364,041

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	10,053	842,642
AGNC Investment Corp.	78,536	1,287,990
Ally Financial, Inc.	276,442	7,980,880
American Express Co.	170,702	19,581,226
Ameriprise Financial, Inc.	50,371	6,962,783
Annaly Capital Management, Inc.	252,339	2,223,107
Berkshire Hathaway, Inc., Class B *	304,895	60,192,371
BlackRock, Inc.	16,444	6,833,469
Capital One Financial Corp.	189,808	16,298,813
CME Group, Inc.	26,316	5,055,830
Discover Financial Services	135,583	10,107,713
FactSet Research Systems, Inc.	3,808	1,059,386
Franklin Resources, Inc.	154,849	4,927,295
Intercontinental Exchange, Inc.	30,263	2,487,921
Invesco Ltd.	159,307	3,112,859
Janus Henderson Group plc	34,757	706,262
Jefferies Financial Group, Inc.	79,238	1,400,135
Lazard Ltd., Class A	26,310	819,820
Legg Mason, Inc.	59,717	2,127,119
LPL Financial Holdings, Inc.	20,350	1,632,477
Moody's Corp.	17,549	3,209,361
Morgan Stanley	185,012	7,528,138
MSCI, Inc.	7,264	1,598,153
Nasdaq, Inc.	12,175	1,103,542
Navient Corp.	293,515	3,827,436
New Residential Investment Corp.	56,933	868,228
Northern Trust Corp.	24,581	2,102,167
Raymond James Financial, Inc.	14,529	1,199,805
S&P Global, Inc.	21,457	4,589,223
Santander Consumer USA Holdings, Inc.	57,908	1,296,560
SEI Investments Co.	19,039	956,710
Starwood Property Trust, Inc.	44,416	979,373
State Street Corp.	82,169	4,539,837
Synchrony Financial	261,168	8,783,080
T. Rowe Price Group, Inc.	50,291	5,086,432
TD Ameritrade Holding Corp.	25,215	1,254,446
The Bank of New York Mellon Corp.	170,685	7,286,543
The Charles Schwab Corp. (a)	62,683	2,608,240
The Goldman Sachs Group, Inc.	109,584	19,997,984
Voya Financial, Inc.	60,449	3,078,668
Waddell & Reed Financial, Inc., Class A	57,506	928,722
		238,462,746

Energy 9.3%
Anadarko Petroleum Corp.	117,544	8,271,571
Antero Resources Corp. *	79,237	520,587
Apache Corp.	166,464	4,339,717
Baker Hughes a GE Co.	142,728	3,055,807
Cabot Oil & Gas Corp.	43,287	1,083,041
Chevron Corp.	800,957	91,188,955
Concho Resources, Inc.	13,512	1,324,311
ConocoPhillips	398,464	23,493,438
Devon Energy Corp.	71,483	1,798,512
Ensco Rowan plc, Class A	147,120	1,231,394

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EOG Resources, Inc.	66,797	5,469,338
Exxon Mobil Corp.	1,970,474	139,450,445
Halliburton Co.	249,617	5,314,346
Helmerich & Payne, Inc.	39,391	1,926,614
Hess Corp.	121,990	6,814,361
HollyFrontier Corp.	97,579	3,706,050
Kinder Morgan, Inc.	604,208	12,053,950
Marathon Oil Corp.	353,880	4,653,522
Marathon Petroleum Corp.	319,042	14,672,742
Murphy Oil Corp.	109,504	2,721,174
Nabors Industries Ltd.	444,148	1,048,189
National Oilwell Varco, Inc.	229,998	4,795,458
Noble Corp. plc *	504,747	979,209
Noble Energy, Inc.	120,563	2,580,048
Occidental Petroleum Corp.	207,244	10,314,534
Oceaneering International, Inc. *	88,156	1,445,758
ONEOK, Inc.	40,094	2,550,780
Patterson-UTI Energy, Inc.	89,986	956,551
PBF Energy, Inc., Class A	67,929	1,793,326
Phillips 66	270,201	21,832,241
Pioneer Natural Resources Co.	16,077	2,282,291
QEP Resources, Inc. *	123,725	854,940
Range Resources Corp.	74,117	579,595
Schlumberger Ltd.	419,208	14,542,326
SM Energy Co.	47,963	557,810
Targa Resources Corp.	43,166	1,660,164
The Williams Cos., Inc.	207,886	5,484,033
Transocean Ltd. *	414,809	2,571,816
Valero Energy Corp.	317,496	22,351,718
World Fuel Services Corp.	230,915	6,728,863
		438,999,525

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	14,962	1,931,295
Costco Wholesale Corp.	111,732	26,768,753
Performance Food Group Co. *	43,157	1,698,228
Rite Aid Corp. *(b)	82,406	631,230
SpartanNash Co.	59,761	689,642
Sysco Corp.	123,317	8,486,676
The Kroger Co.	575,106	13,118,168
US Foods Holding Corp. *	93,292	3,224,171
Walgreens Boots Alliance, Inc.	300,491	14,826,226
Walmart, Inc.	722,596	73,300,138
		144,674,527

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	393,083	19,284,652
Archer-Daniels-Midland Co.	443,444	16,992,774
Brown-Forman Corp., Class B	45,125	2,255,348
Bunge Ltd.	152,894	7,994,827
Campbell Soup Co.	45,577	1,654,901
Coca-Cola European Partners plc *	36,314	2,011,796
Conagra Brands, Inc.	122,425	3,277,317
Constellation Brands, Inc., Class A	15,580	2,749,091
Flowers Foods, Inc.	55,622	1,244,264
General Mills, Inc.	212,575	10,509,708
Hormel Foods Corp.	52,941	2,090,640
Ingredion, Inc.	23,844	1,815,959
Kellogg Co.	55,659	2,925,437
McCormick & Co., Inc. Non-Voting Shares	14,570	2,273,503
Molson Coors Brewing Co., Class B	40,701	2,237,741
Mondelez International, Inc., Class A	409,067	20,801,057
Monster Beverage Corp. *	33,198	2,053,628
PepsiCo, Inc.	280,724	35,932,672
Philip Morris International, Inc.	392,152	30,246,684
Sanderson Farms, Inc.	11,105	1,518,165
The Coca-Cola Co.	680,047	33,410,709
Security	Number of Shares	Value ($)
The Hershey Co.	24,249	3,199,898
The J.M. Smucker Co.	35,763	4,347,350
The Kraft Heinz Co.	138,396	3,826,649
Tyson Foods, Inc., Class A	127,056	9,642,280
		224,297,050

Health Care Equipment & Services 5.5%
Abbott Laboratories	181,498	13,817,443
AmerisourceBergen Corp.	36,829	2,867,506
Anthem, Inc.	80,950	22,502,481
Baxter International, Inc.	59,892	4,398,468
Becton Dickinson & Co.	20,329	4,745,602
Boston Scientific Corp. *	51,163	1,965,171
Cardinal Health, Inc.	229,218	9,643,201
Centene Corp. *	52,126	3,010,276
Cerner Corp. *	43,106	3,016,127
Cigna Corp. *	91,964	13,612,511
Covetrus, Inc. *	4,320	106,531
CVS Health Corp.	726,259	38,034,184
Danaher Corp.	53,604	7,076,264
DaVita, Inc. *	50,516	2,193,405
DENTSPLY SIRONA, Inc.	45,168	2,433,200
Edwards Lifesciences Corp. *	12,162	2,076,053
Encompass Health Corp.	13,989	824,232
HCA Healthcare, Inc.	74,419	9,001,722
Henry Schein, Inc. *	42,484	2,738,519
Hologic, Inc. *	21,672	953,785
Humana, Inc.	39,889	9,767,221
Intuitive Surgical, Inc. *	4,424	2,056,496
Laboratory Corp. of America Holdings *	16,548	2,690,870
Magellan Health, Inc. *	16,780	1,107,983
McKesson Corp.	125,854	15,371,808
MEDNAX, Inc. *	32,989	813,509
Medtronic plc	209,953	19,437,449
Molina Healthcare, Inc. *	11,261	1,601,990
Patterson Cos., Inc.	58,153	1,222,376
Quest Diagnostics, Inc.	43,206	4,143,887
ResMed, Inc.	13,240	1,510,949
STERIS plc *	8,694	1,162,214
Stryker Corp.	29,855	5,470,630
Tenet Healthcare Corp. *	61,407	1,225,684
The Cooper Cos., Inc.	4,084	1,216,174
UnitedHealth Group, Inc.	149,178	36,071,240
Universal Health Services, Inc., Class B	24,532	2,932,801
Varian Medical Systems, Inc. *	14,449	1,824,331
WellCare Health Plans, Inc. *	7,837	2,164,501
Zimmer Biomet Holdings, Inc.	26,491	3,018,120
		259,826,914

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	39,579	2,945,073
Colgate-Palmolive Co.	144,157	10,036,210
Coty, Inc., Class A	48,284	595,825
Herbalife Nutrition Ltd. *	21,865	913,520
Kimberly-Clark Corp.	61,444	7,858,073
Nu Skin Enterprises, Inc., Class A	18,430	860,497
The Clorox Co.	16,291	2,424,264
The Estee Lauder Cos., Inc., Class A	24,183	3,894,188
The Procter & Gamble Co.	595,701	61,303,590
		90,831,240

Insurance 4.2%
Aflac, Inc.	211,175	10,833,277
Alleghany Corp. *	3,303	2,190,880
American Financial Group, Inc.	14,472	1,421,150
American International Group, Inc.	759,049	38,764,632

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aon plc	46,850	8,436,279
Arch Capital Group Ltd. *	49,499	1,704,250
Arthur J. Gallagher & Co.	23,324	1,963,881
Assurant, Inc.	25,578	2,556,777
Assured Guaranty Ltd.	53,538	2,188,098
Athene Holding Ltd., Class A *	19,752	802,919
Axis Capital Holdings Ltd.	34,872	2,077,674
Chubb Ltd.	71,259	10,408,802
Cincinnati Financial Corp.	27,170	2,669,181
CNO Financial Group, Inc.	86,448	1,358,098
Everest Re Group Ltd.	14,924	3,696,078
Fidelity National Financial, Inc.	56,992	2,197,042
First American Financial Corp.	27,324	1,411,285
Genworth Financial, Inc., Class A *	429,080	1,248,623
Lincoln National Corp.	64,051	3,807,832
Loews Corp.	98,255	5,046,377
Markel Corp. *	1,316	1,393,473
Marsh & McLennan Cos., Inc.	79,746	7,623,718
MetLife, Inc.	214,212	9,898,736
Old Republic International Corp.	68,748	1,515,893
Principal Financial Group, Inc.	66,074	3,407,436
Prudential Financial, Inc.	106,757	9,862,212
Reinsurance Group of America, Inc.	15,029	2,225,194
RenaissanceRe Holdings Ltd.	13,531	2,360,348
The Allstate Corp.	116,725	11,148,405
The Hanover Insurance Group, Inc.	8,831	1,078,795
The Hartford Financial Services Group, Inc.	114,921	6,051,740
The Progressive Corp.	87,179	6,911,551
The Travelers Cos., Inc.	149,714	21,793,867
Torchmark Corp.	20,395	1,743,976
Unum Group	69,514	2,188,996
W.R. Berkley Corp.	34,579	2,150,814
White Mountains Insurance Group Ltd.	1,738	1,702,545
Willis Towers Watson plc	11,455	2,010,352
		199,851,186

Materials 3.1%
Air Products & Chemicals, Inc.	29,726	6,051,916
Albemarle Corp.	18,125	1,147,313
Alcoa Corp. *	118,510	2,511,227
AptarGroup, Inc.	10,581	1,198,510
Ashland Global Holdings, Inc.	16,052	1,201,813
Avery Dennison Corp.	18,530	1,928,232
Ball Corp.	42,132	2,586,483
Bemis Co., Inc.	33,465	1,952,683
Berry Global Group, Inc. *	18,805	884,211
Celanese Corp., Series A	24,211	2,298,350
CF Industries Holdings, Inc.	76,689	3,085,965
Commercial Metals Co.	78,693	1,050,552
Crown Holdings, Inc. *	26,340	1,460,026
Domtar Corp.	42,596	1,791,162
Dow, Inc. *	119,045	5,566,544
DowDuPont, Inc.	355,010	10,834,905
Eastman Chemical Co.	43,732	2,839,081
Ecolab, Inc.	35,188	6,477,759
FMC Corp.	15,150	1,112,768
Freeport-McMoRan, Inc.	394,064	3,826,361
Graphic Packaging Holding Co.	113,389	1,474,057
Huntsman Corp.	75,531	1,311,973
International Flavors & Fragrances, Inc.	13,327	1,804,742
International Paper Co.	132,198	5,482,251
Linde plc	104,173	18,808,435
LyondellBasell Industries N.V., Class A	177,162	13,154,279
Martin Marietta Materials, Inc.	9,557	2,011,749
Newmont Goldcorp Corp.	163,372	5,405,979
Nucor Corp.	111,774	5,365,152
Olin Corp.	39,062	766,006
Owens-Illinois, Inc.	70,601	1,129,616
Security	Number of Shares	Value ($)
Packaging Corp. of America	20,184	1,797,991
PPG Industries, Inc.	60,982	6,381,766
Reliance Steel & Aluminum Co.	37,469	3,120,044
RPM International, Inc.	24,593	1,316,217
Sealed Air Corp.	41,833	1,752,803
Sonoco Products Co.	29,585	1,829,241
Steel Dynamics, Inc.	56,977	1,432,972
The Mosaic Co.	201,999	4,336,919
The Sherwin-Williams Co.	9,496	3,983,097
United States Steel Corp.	66,808	789,671
Vulcan Materials Co.	13,868	1,732,252
Westrock Co.	86,744	2,827,854
		147,820,927

Media & Entertainment 4.7%
Activision Blizzard, Inc.	102,318	4,437,532
Alphabet, Inc., Class A *	19,450	21,521,425
Alphabet, Inc., Class C *	19,858	21,915,885
Altice USA, Inc., Class A	22,375	525,589
CBS Corp., Class B Non-Voting Shares	161,487	7,796,592
Charter Communications, Inc., Class A *	17,174	6,471,163
Cinemark Holdings, Inc.	29,063	1,104,103
Comcast Corp., Class A	1,084,543	44,466,263
Discovery, Inc., Class A *	53,558	1,459,991
Discovery, Inc., Class C *	121,807	3,123,131
DISH Network Corp., Class A *	56,672	2,046,426
Electronic Arts, Inc. *	24,210	2,253,467
Facebook, Inc., Class A *	72,443	12,856,459
Fox Corp., Class A *	80,366	2,831,294
Fox Corp., Class B *	37,398	1,298,085
IAC/InterActiveCorp *	6,659	1,470,640
Liberty Global plc, Class A *	84,247	2,072,476
Liberty Global plc, Class C *	217,707	5,277,218
Liberty Media Corp. - Liberty SiriusXM, Class A *	34,735	1,251,155
Liberty Media Corp. - Liberty SiriusXM, Class C *	69,965	2,528,535
Netflix, Inc. *	2,655	911,408
News Corp., Class A	141,200	1,608,268
News Corp., Class B	43,304	504,492
Omnicom Group, Inc.	52,786	4,083,525
The Interpublic Group of Cos., Inc.	80,528	1,708,804
The Walt Disney Co.	421,358	55,636,110
Tribune Media Co., Class A	33,604	1,555,865
Viacom, Inc., Class B	323,624	9,394,805
		222,110,706

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	211,765	16,244,493
Agilent Technologies, Inc.	33,977	2,278,158
Alexion Pharmaceuticals, Inc. *	11,954	1,358,931
Allergan plc	41,881	5,105,713
Amgen, Inc.	112,278	18,716,743
Biogen, Inc. *	21,499	4,714,516
Bristol-Myers Squibb Co.	226,002	10,253,711
Celgene Corp. *	101,182	9,489,860
Eli Lilly & Co.	113,069	13,109,220
Gilead Sciences, Inc.	403,985	25,148,066
Illumina, Inc. *	3,372	1,034,900
IQVIA Holdings, Inc. *	15,709	2,134,068
Johnson & Johnson	433,763	56,888,017
Mallinckrodt plc *	70,896	616,086
Merck & Co., Inc.	559,938	44,352,689
Mettler-Toledo International, Inc. *	2,603	1,882,203
Mylan N.V. *	100,237	1,683,982
Perrigo Co., plc	19,820	832,836
Pfizer, Inc.	1,409,647	58,528,543

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	3,917	1,181,837
Thermo Fisher Scientific, Inc.	31,821	8,495,571
United Therapeutics Corp. *	14,247	1,196,321
Waters Corp. *	7,899	1,585,408
Zoetis, Inc.	23,738	2,398,725
		289,230,597

Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	7,380	1,080,506
American Tower Corp.	25,345	5,291,276
AvalonBay Communities, Inc.	12,947	2,628,370
Boston Properties, Inc.	23,120	3,024,790
Brixmor Property Group, Inc.	76,571	1,313,193
Camden Property Trust	11,401	1,178,407
CBRE Group, Inc., Class A *	44,367	2,027,572
CoreCivic, Inc.	68,033	1,489,923
Crown Castle International Corp.	33,083	4,301,121
Digital Realty Trust, Inc.	18,149	2,136,500
Duke Realty Corp.	40,778	1,227,010
Equinix, Inc.	4,967	2,412,919
Equity Residential	47,132	3,608,897
Essex Property Trust, Inc.	5,238	1,528,134
HCP, Inc.	92,141	2,921,791
Hospitality Properties Trust	56,633	1,408,463
Host Hotels & Resorts, Inc.	193,623	3,506,512
Iron Mountain, Inc.	70,876	2,172,349
Jones Lang LaSalle, Inc.	10,055	1,251,345
Kimco Realty Corp.	78,787	1,370,894
Lamar Advertising Co., Class A	13,009	1,017,434
Mid-America Apartment Communities, Inc.	11,147	1,272,764
Outfront Media, Inc.	52,177	1,286,163
Park Hotels & Resorts, Inc.	37,116	1,025,144
Prologis, Inc.	46,832	3,450,113
Public Storage	12,548	2,984,918
Realogy Holdings Corp.	72,815	516,258
Realty Income Corp.	20,101	1,408,678
Senior Housing Properties Trust	76,844	605,531
Simon Property Group, Inc.	34,051	5,519,327
SL Green Realty Corp.	15,283	1,314,338
The Macerich Co.	27,484	998,494
UDR, Inc.	27,329	1,223,793
Ventas, Inc.	63,027	4,052,636
VEREIT, Inc.	179,262	1,591,846
Vornado Realty Trust	26,858	1,778,805
Welltower, Inc.	67,403	5,474,472
Weyerhaeuser Co.	141,222	3,219,862
WP Carey, Inc.	14,229	1,181,149
		85,801,697

Retailing 5.0%
Aaron's, Inc.	21,105	1,124,052
Abercrombie & Fitch Co., Class A	73,329	1,268,592
Advance Auto Parts, Inc.	14,151	2,193,405
Amazon.com, Inc. *	8,180	14,520,073
American Eagle Outfitters, Inc.	75,747	1,317,998
AutoNation, Inc. *	42,711	1,685,803
AutoZone, Inc. *	2,832	2,908,776
Bed Bath & Beyond, Inc. (b)	375,773	4,768,559
Best Buy Co., Inc.	112,294	7,037,465
Big Lots, Inc.	45,547	1,257,097
Booking Holdings, Inc. *	3,875	6,417,852
CarMax, Inc. *	51,434	4,026,253
Chico's FAS, Inc.	169,949	572,728
Core-Mark Holding Co., Inc.	70,636	2,605,056
Designer Brands, Inc., Class A	39,711	718,372
Dick's Sporting Goods, Inc.	55,997	1,932,456
Dillard's, Inc., Class A	16,665	944,239
Security	Number of Shares	Value ($)
Dollar General Corp.	76,524	9,739,975
Dollar Tree, Inc. *	42,889	4,357,093
eBay, Inc.	179,256	6,440,668
Expedia Group, Inc.	15,785	1,815,275
Foot Locker, Inc.	64,379	2,533,314
GameStop Corp., Class A	230,752	1,749,100
Genuine Parts Co.	44,010	4,352,589
Group 1 Automotive, Inc.	19,533	1,410,087
Kohl's Corp.	118,315	5,835,296
L Brands, Inc.	139,110	3,124,411
Lithia Motors, Inc., Class A	11,373	1,298,228
LKQ Corp. *	70,679	1,812,916
Lowe's Cos., Inc.	222,274	20,733,719
Macy's, Inc.	228,798	4,706,375
Murphy USA, Inc. *	32,756	2,628,997
Nordstrom, Inc.	61,400	1,921,820
O'Reilly Automotive, Inc. *	14,065	5,223,319
Office Depot, Inc.	590,518	1,157,415
Penske Automotive Group, Inc.	21,381	913,396
Qurate Retail, Inc. *	207,853	2,604,398
Ross Stores, Inc.	53,028	4,931,074
Sally Beauty Holdings, Inc. *	67,604	1,026,229
Signet Jewelers Ltd.	60,396	1,139,069
Target Corp.	309,327	24,885,357
The Gap, Inc.	142,772	2,666,981
The Home Depot, Inc.	196,159	37,240,786
The TJX Cos., Inc.	270,955	13,626,327
Tiffany & Co.	24,472	2,180,700
Tractor Supply Co.	32,028	3,227,782
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,381	1,793,918
Urban Outfitters, Inc. *	33,945	762,744
Williams-Sonoma, Inc.	33,899	1,983,091
		235,121,225

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	31,429	3,036,670
Applied Materials, Inc.	162,405	6,283,449
Broadcom, Inc.	15,681	3,945,967
First Solar, Inc. *	22,095	1,282,394
Intel Corp.	1,091,163	48,054,818
KLA-Tencor Corp.	18,189	1,874,740
Lam Research Corp.	18,773	3,277,953
Marvell Technology Group Ltd.	92,462	2,061,903
Maxim Integrated Products, Inc.	39,151	2,058,951
Microchip Technology, Inc.	20,377	1,630,771
Micron Technology, Inc. *	160,972	5,249,297
NVIDIA Corp.	21,319	2,887,872
NXP Semiconductor N.V.	37,536	3,309,174
ON Semiconductor Corp. *	55,582	987,136
Qorvo, Inc. *	24,015	1,469,238
QUALCOMM, Inc.	476,390	31,832,380
Skyworks Solutions, Inc.	29,758	1,982,776
Texas Instruments, Inc.	144,428	15,065,285
Xilinx, Inc.	30,481	3,118,511
		139,409,285

Software & Services 6.6%
Accenture plc, Class A	78,255	13,934,868
Adobe, Inc. *	13,049	3,534,974
Akamai Technologies, Inc. *	22,408	1,688,667
Alliance Data Systems Corp.	12,367	1,700,463
Amdocs Ltd.	39,456	2,344,476
ANSYS, Inc. *	6,049	1,085,796
Autodesk, Inc. *	7,876	1,267,327
Automatic Data Processing, Inc.	43,455	6,958,015
Booz Allen Hamilton Holding Corp.	32,447	2,049,677
Broadridge Financial Solutions, Inc.	12,638	1,578,107

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CACI International, Inc., Class A *	6,354	1,293,166
Cadence Design Systems, Inc. *	22,306	1,417,992
CDK Global, Inc.	17,243	834,561
Check Point Software Technologies Ltd. *	15,442	1,702,944
Citrix Systems, Inc.	18,266	1,719,196
Cognizant Technology Solutions Corp., Class A	83,754	5,186,885
Conduent, Inc. *	99,688	887,223
DXC Technology Co.	70,698	3,360,983
Fidelity National Information Services, Inc.	38,964	4,687,369
First Data Corp., Class A *	75,728	1,925,006
Fiserv, Inc. *	55,483	4,763,770
FleetCor Technologies, Inc. *	4,703	1,214,362
Global Payments, Inc.	11,537	1,777,159
International Business Machines Corp.	408,019	51,814,333
Intuit, Inc.	21,595	5,287,536
Jack Henry & Associates, Inc.	8,193	1,075,085
Leidos Holdings, Inc.	36,810	2,772,897
Mastercard, Inc., Class A	52,558	13,217,811
Microsoft Corp.	789,703	97,670,467
Oracle Corp.	621,702	31,458,121
Paychex, Inc.	38,628	3,313,896
PayPal Holdings, Inc. *	44,692	4,904,947
Perspecta, Inc.	12,427	269,790
Red Hat, Inc. *	7,382	1,360,503
Sabre Corp.	32,042	649,812
salesforce.com, Inc. *	9,395	1,422,497
Symantec Corp.	224,258	4,200,352
Synopsys, Inc. *	10,743	1,250,915
Teradata Corp. *	42,075	1,444,856
The Western Union Co.	171,871	3,334,297
Total System Services, Inc.	16,883	2,085,557
VeriSign, Inc. *	7,121	1,388,453
Visa, Inc., Class A	103,867	16,756,863
		312,591,974

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	32,953	2,866,911
Anixter International, Inc. *	17,971	958,933
Apple, Inc.	981,466	171,825,253
Arrow Electronics, Inc. *	56,679	3,551,506
Avnet, Inc.	125,027	5,106,103
CDW Corp.	21,233	2,090,177
Cisco Systems, Inc.	823,247	42,833,541
CommScope Holding Co., Inc. *	55,724	899,943
Corning, Inc.	329,274	9,496,262
Dell Technologies, Inc., Class C *	5,611	334,135
F5 Networks, Inc. *	10,888	1,438,087
Flex Ltd. *	290,695	2,598,813
FLIR Systems, Inc.	20,847	1,007,535
Hewlett Packard Enterprise Co.	658,289	9,031,725
HP, Inc.	344,834	6,441,499
Jabil, Inc.	113,096	2,781,031
Juniper Networks, Inc.	148,307	3,649,835
Keysight Technologies, Inc. *	17,097	1,284,498
Motorola Solutions, Inc.	49,766	7,462,412
NCR Corp. *	43,668	1,336,241
NetApp, Inc.	56,385	3,337,992
Sanmina Corp. *	51,219	1,361,913
Seagate Technology plc	174,225	7,291,316
SYNNEX Corp.	26,078	2,261,223
TE Connectivity Ltd.	68,874	5,801,257
Tech Data Corp. *	41,897	3,797,963
Trimble, Inc. *	28,948	1,155,025
Western Digital Corp.	120,982	4,502,950
Xerox Corp.	112,346	3,438,911
		309,942,990

Security	Number of Shares	Value ($)
Telecommunication Services 3.8%
AT&T, Inc.	3,131,069	95,748,090
CenturyLink, Inc.	660,525	6,902,486
Frontier Communications Corp. *(b)	814,533	1,531,322
Sprint Corp. *	284,830	1,956,782
T-Mobile US, Inc. *	54,354	3,991,758
Telephone & Data Systems, Inc.	58,853	1,695,555
Verizon Communications, Inc.	1,255,242	68,222,403
		180,048,396

Transportation 2.1%
American Airlines Group, Inc.	215,444	5,866,540
Avis Budget Group, Inc. *	81,245	2,304,108
C.H. Robinson Worldwide, Inc.	41,481	3,303,132
CSX Corp.	132,159	9,841,881
Delta Air Lines, Inc.	51,559	2,655,288
Expeditors International of Washington, Inc.	45,689	3,179,498
FedEx Corp.	74,411	11,480,129
Hertz Global Holdings, Inc. *	151,460	2,131,042
J.B. Hunt Transport Services, Inc.	16,640	1,416,730
Kansas City Southern	18,546	2,100,891
Kirby Corp. *	14,753	1,141,587
Knight-Swift Transportation Holdings, Inc.	24,555	678,700
Landstar System, Inc.	9,693	932,951
Macquarie Infrastructure Corp.	24,546	978,649
Norfolk Southern Corp.	52,233	10,192,748
Old Dominion Freight Line, Inc.	8,298	1,098,987
Ryder System, Inc.	37,141	1,875,621
Southwest Airlines Co.	40,057	1,906,713
Union Pacific Corp.	150,801	25,150,591
United Continental Holdings, Inc. *	25,420	1,973,863
United Parcel Service, Inc., Class B	101,322	9,414,840
XPO Logistics, Inc. *	13,027	678,576
		100,303,065

Utilities 4.1%
AES Corp.	399,786	6,316,619
Alliant Energy Corp.	43,280	2,054,069
Ameren Corp.	57,824	4,240,812
American Electric Power Co., Inc.	121,498	10,463,408
American Water Works Co., Inc.	26,379	2,981,355
Atmos Energy Corp.	17,865	1,818,657
CenterPoint Energy, Inc.	123,949	3,525,109
CMS Energy Corp.	62,861	3,527,131
Consolidated Edison, Inc.	85,884	7,411,789
Dominion Energy, Inc.	162,205	12,194,572
DTE Energy Co.	42,755	5,364,470
Duke Energy Corp.	198,450	16,989,304
Edison International	101,610	6,032,586
Entergy Corp.	59,176	5,744,214
Eversource Energy	70,692	5,219,897
Exelon Corp.	305,400	14,683,632
FirstEnergy Corp.	110,145	4,542,380
NextEra Energy, Inc.	68,618	13,600,774
NiSource, Inc.	64,061	1,784,099
NRG Energy, Inc.	51,540	1,754,422
OGE Energy Corp.	44,510	1,849,836
PG&E Corp. *	312,238	5,339,270
Pinnacle West Capital Corp.	29,142	2,736,725
Portland General Electric Co.	22,641	1,196,803
PPL Corp.	231,653	6,893,993
Public Service Enterprise Group, Inc.	130,557	7,671,529
Sempra Energy	50,656	6,658,731
The Southern Co.	275,057	14,715,549
UGI Corp.	42,872	2,212,624
Vistra Energy Corp.	134,230	3,162,459

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	53,356	4,297,826
Xcel Energy, Inc.	118,732	6,808,093
		193,792,737
Total Common Stock
(Cost $4,483,887,410)		4,702,202,114

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	2,154,075	2,154,075

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	6,125,139	6,125,139
Total Other Investment Companies
(Cost $8,279,214)		8,279,214

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	102	14,038,260	(521,774)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,842,805.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2019:
	Balance of Shares Held at 2/28/19	Gross Purchases	Gross Sales	Balance of Shares Held at 5/31/19	Market Value at 5/31/19	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	53,513	10,550	(1,380)	62,683	$2,608,240	($264,432)	($2,294)	$10,486

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,702,202,114	$—	$—	$4,702,202,114
Other Investment Companies[1]	8,279,214	—	—	8,279,214
Liabilities
Futures Contracts[2]	(521,774)	—	—	(521,774)
Total	$4,709,959,554	$—	$—	$4,709,959,554
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	396,661	4,010,243
Cooper-Standard Holding, Inc. *	72,218	2,791,948
Delphi Technologies plc	390,516	5,959,274
Dorman Products, Inc. *	40,628	3,317,683
Garrett Motion, Inc. *	122,646	1,886,296
Gentherm, Inc. *	60,432	2,258,948
LCI Industries	58,497	4,847,646
Modine Manufacturing Co. *	149,387	1,919,623
Standard Motor Products, Inc.	59,090	2,504,234
Stoneridge, Inc. *	14,080	366,502
Superior Industries International, Inc.	286,028	1,055,443
Tenneco, Inc., Class A	250,512	2,490,089
Tesla, Inc. *	6,236	1,154,658
Tower International, Inc.	91,289	1,591,167
Veoneer, Inc. *(a)	199,350	3,175,646
Winnebago Industries, Inc.	80,144	2,575,828
		41,905,228

Banks 6.7%
Associated Banc-Corp.	197,103	3,904,610
Atlantic Union Bankshares Corp.	48,522	1,567,261
BancorpSouth Bank	75,127	2,034,439
Bank of Hawaii Corp.	53,840	4,073,534
Bank OZK	84,865	2,452,598
BankUnited, Inc.	138,336	4,493,153
Banner Corp.	27,198	1,372,411
BOK Financial Corp.	33,979	2,546,046
Boston Private Financial Holdings, Inc.	35,431	363,168
Capitol Federal Financial, Inc.	209,847	2,786,768
Cathay General Bancorp	67,789	2,280,422
Central Pacific Financial Corp.	55,444	1,540,789
Chemical Financial Corp.	39,110	1,480,705
Columbia Banking System, Inc.	63,942	2,132,466
Commerce Bancshares, Inc.	87,139	4,995,679
Community Bank System, Inc.	36,726	2,270,034
Cullen/Frost Bankers, Inc.	50,394	4,599,460
CVB Financial Corp.	84,083	1,727,906
East West Bancorp, Inc.	138,486	5,916,122
Essent Group Ltd. *	44,699	2,098,618
F.N.B. Corp.	339,831	3,738,141
First BanCorp (Puerto Rico)	228,577	2,276,627
First Citizens BancShares, Inc., Class A	6,728	2,826,433
First Commonwealth Financial Corp.	116,651	1,466,303
First Financial Bancorp	68,712	1,533,652
First Financial Bankshares, Inc.	30,997	1,756,290
First Hawaiian, Inc.	84,292	2,098,028
First Horizon National Corp.	236,725	3,174,482
First Midwest Bancorp, Inc.	76,865	1,498,099
Fulton Financial Corp.	269,273	4,243,742
Glacier Bancorp, Inc.	65,805	2,593,375
Great Western Bancorp, Inc.	60,485	1,879,269
Security	Number of Shares	Value ($)
Hancock Whitney Corp.	98,934	3,757,513
Hilltop Holdings, Inc.	26,096	525,312
Home BancShares, Inc.	104,506	1,830,945
Hope Bancorp, Inc.	125,760	1,618,531
IBERIABANK Corp.	36,538	2,612,467
Independent Bank Corp.	5,055	350,564
International Bancshares Corp.	68,690	2,504,437
Investors Bancorp, Inc.	242,472	2,524,134
LegacyTexas Financial Group, Inc.	9,821	358,467
MGIC Investment Corp. *	324,675	4,399,346
National Bank Holdings Corp., Class A	43,530	1,527,468
NBT Bancorp, Inc.	52,003	1,869,508
Northwest Bancshares, Inc.	131,386	2,203,343
Ocwen Financial Corp. *	1,232,231	1,909,958
OFG Bancorp	21,556	404,822
Old National Bancorp	168,576	2,687,101
PacWest Bancorp	140,190	5,094,505
Park National Corp.	18,676	1,764,695
Pinnacle Financial Partners, Inc.	8,537	452,034
Popular, Inc.	129,878	6,780,930
Prosperity Bancshares, Inc.	62,943	4,079,336
Provident Financial Services, Inc.	69,334	1,652,923
Radian Group, Inc.	241,317	5,417,567
Signature Bank	36,966	4,234,455
Simmons First National Corp., Class A	15,551	354,718
South State Corp.	26,204	1,726,582
Sterling Bancorp	25,151	485,666
SVB Financial Group *	24,988	5,032,583
Synovus Financial Corp.	155,869	4,981,573
TCF Financial Corp.	219,512	4,183,899
Texas Capital Bancshares, Inc. *	34,559	1,980,231
The Bank of NT Butterfield & Son Ltd.	43,783	1,445,715
Trustmark Corp.	89,110	2,831,025
UMB Financial Corp.	40,084	2,474,786
Umpqua Holdings Corp.	263,605	4,209,772
United Bankshares, Inc.	92,666	3,315,589
United Community Banks, Inc.	60,108	1,593,463
Valley National Bancorp	354,486	3,481,053
Walker & Dunlop, Inc.	36,891	1,854,511
Washington Federal, Inc.	157,204	4,962,930
Webster Financial Corp.	79,439	3,517,559
WesBanco, Inc.	37,845	1,344,633
Westamerica Bancorp	30,884	1,849,643
Western Alliance Bancorp *	45,348	1,866,070
Wintrust Financial Corp.	41,906	2,838,712
Zions Bancorp NA	140,738	6,061,586
		206,673,290

Capital Goods 11.7%
AAON, Inc.	45,932	2,084,853
AAR Corp.	118,204	3,556,758
Actuant Corp., Class A	185,370	4,104,092
Aegion Corp. *	138,583	1,995,595
Air Lease Corp.	131,100	4,719,600
Aircastle Ltd.	161,302	3,132,485
Alamo Group, Inc.	22,576	2,143,140

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Albany International Corp., Class A	31,099	2,179,107
Allegion plc	54,675	5,306,209
Altra Industrial Motion Corp.	57,572	1,806,034
American Woodmark Corp. *	27,892	2,021,891
Apogee Enterprises, Inc.	75,531	2,737,999
Applied Industrial Technologies, Inc.	106,378	5,779,517
Arcosa, Inc.	190,775	6,465,365
Argan, Inc.	8,882	407,950
Armstrong World Industries, Inc.	73,432	6,513,418
Astec Industries, Inc.	80,348	2,364,642
Atkore International Group, Inc. *	112,969	2,642,345
AZZ, Inc.	61,268	2,578,157
Barnes Group, Inc.	75,371	3,898,188
Beacon Roofing Supply, Inc. *	156,586	5,411,612
BMC Stock Holdings, Inc. *	172,689	3,458,961
Briggs & Stratton Corp.	232,917	2,189,420
Builders FirstSource, Inc. *	142,904	2,012,088
BWX Technologies, Inc.	108,013	5,026,925
Caesarstone Ltd.	23,923	331,812
Chart Industries, Inc. *	38,150	2,923,434
Colfax Corp. *	248,491	6,237,124
Comfort Systems USA, Inc.	68,275	3,221,214
Continental Building Products, Inc. *	16,310	372,194
Crane Co.	73,673	5,633,038
Cubic Corp.	44,692	2,521,523
Curtiss-Wright Corp.	61,329	6,837,570
DXP Enterprises, Inc. *	46,783	1,507,348
Dycom Industries, Inc. *	67,396	3,516,049
Encore Wire Corp.	75,317	3,759,071
EnPro Industries, Inc.	30,917	1,715,584
ESCO Technologies, Inc.	31,785	2,221,454
Federal Signal Corp.	109,780	2,622,644
Franklin Electric Co., Inc.	75,553	3,311,488
Gardner Denver Holdings, Inc. *	17,141	582,280
Generac Holdings, Inc. *	122,983	6,782,512
Gibraltar Industries, Inc. *	48,939	1,747,122
Global Brass & Copper Holdings, Inc.	62,685	2,734,947
GMS, Inc. *	94,234	1,586,901
Graco, Inc.	152,872	7,218,616
Granite Construction, Inc.	112,872	4,536,326
Griffon Corp.	149,476	2,149,465
H&E Equipment Services, Inc.	120,295	2,924,371
Harsco Corp. *	134,119	3,352,975
HEICO Corp.	12,131	1,475,008
HEICO Corp., Class A	23,412	2,300,463
Herc Holdings, Inc. *	69,501	2,365,119
Hillenbrand, Inc.	97,134	3,616,299
Hyster-Yale Materials Handling, Inc.	45,690	2,009,446
Insteel Industries, Inc.	18,467	337,577
ITT, Inc.	140,825	8,114,336
JELD-WEN Holding, Inc. *	34,956	660,319
John Bean Technologies Corp.	18,954	1,943,733
Kaman Corp.	48,401	2,691,580
Kennametal, Inc.	169,730	5,219,197
Lennox International, Inc.	32,557	8,598,629
Lindsay Corp.	26,319	2,089,202
Lydall, Inc. *	15,350	277,528
Masonite International Corp. *	67,587	3,213,762
MasTec, Inc. *	151,119	7,025,522
Meritor, Inc. *	111,849	2,254,876
Milacron Holdings Corp. *	131,780	1,512,834
Moog, Inc., Class A	82,607	6,808,469
MRC Global, Inc. *	381,381	5,644,439
Mueller Industries, Inc.	269,153	7,253,673
Mueller Water Products, Inc., Class A	240,126	2,218,764
MYR Group, Inc. *	84,163	2,717,623
National Presto Industries, Inc.	14,031	1,373,495
NOW, Inc. *	543,357	7,079,942
nVent Electric plc	71,425	1,647,061
Security	Number of Shares	Value ($)
Patrick Industries, Inc. *	11,324	461,906
Primoris Services Corp.	142,853	2,605,639
Proto Labs, Inc. *	3,488	350,021
Quanex Building Products Corp.	118,726	1,841,440
Raven Industries, Inc.	45,747	1,498,214
RBC Bearings, Inc. *	15,339	2,182,740
Rexnord Corp. *	161,222	4,241,751
Rush Enterprises, Inc., Class A	138,299	4,877,806
Simpson Manufacturing Co., Inc.	58,117	3,535,838
SiteOne Landscape Supply, Inc. *	9,262	600,826
SPX FLOW, Inc. *	100,995	3,605,521
Standex International Corp.	24,089	1,566,749
Teledyne Technologies, Inc. *	34,642	8,168,584
Tennant Co.	39,739	2,289,364
Textainer Group Holdings Ltd. *	149,463	1,384,027
The Greenbrier Cos., Inc.	132,145	3,595,665
The Manitowoc Co., Inc. *	20,229	276,126
The Middleby Corp. *	48,451	6,321,402
Titan International, Inc.	257,140	1,085,131
Titan Machinery, Inc. *	119,447	1,997,154
Trex Co., Inc. *	29,834	1,784,670
TriMas Corp. *	71,191	2,039,622
Triton International Ltd. *	90,489	2,673,950
Triumph Group, Inc.	230,822	4,475,639
Tutor Perini Corp. *	293,690	4,270,253
Univar, Inc. *	283,125	5,665,331
Universal Forest Products, Inc.	222,219	7,166,563
Vectrus, Inc. *	13,559	478,497
Veritiv Corp. *	126,504	2,234,061
Wabash National Corp.	290,531	3,925,074
Watts Water Technologies, Inc., Class A	41,141	3,348,466
Welbilt, Inc. *	180,917	2,791,549
Woodward, Inc.	81,579	8,885,585
		357,557,473

Commercial & Professional Services 5.1%
ACCO Brands Corp.	364,261	2,677,318
Advanced Disposal Services, Inc. *	109,091	3,506,185
ASGN, Inc. *	64,783	3,286,442
Brady Corp., Class A	83,585	3,869,986
CBIZ, Inc. *	84,038	1,663,952
Cimpress N.V. *	20,412	1,786,050
Clean Harbors, Inc. *	104,215	6,682,266
Copart, Inc. *	124,766	8,918,274
CoStar Group, Inc. *	6,670	3,399,299
Covanta Holding Corp.	316,332	5,333,358
Deluxe Corp.	138,717	5,160,272
Exponent, Inc.	35,869	2,010,457
FTI Consulting, Inc. *	71,844	6,029,149
Healthcare Services Group, Inc.	105,673	3,340,324
Herman Miller, Inc.	148,784	5,280,344
HNI Corp.	138,898	4,605,858
Huron Consulting Group, Inc. *	56,344	2,773,815
ICF International, Inc.	35,329	2,575,131
InnerWorkings, Inc. *	74,695	253,216
Insperity, Inc.	23,468	2,673,005
Interface, Inc.	141,522	2,047,823
Kelly Services, Inc., Class A	314,423	7,388,941
Kforce, Inc.	76,865	2,671,059
Knoll, Inc.	120,866	2,373,808
Korn Ferry	69,969	3,014,265
Matthews International Corp., Class A	59,847	2,036,593
McGrath RentCorp	43,387	2,439,651
Mobile Mini, Inc.	59,640	1,829,159
MSA Safety, Inc.	34,590	3,437,554
Multi-Color Corp.	8,347	415,180
Navigant Consulting, Inc.	104,706	2,303,532
Quad/Graphics, Inc.	209,593	1,754,293

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
R.R. Donnelley & Sons Co.	923,716	2,050,650
Resources Connection, Inc.	31,721	486,917
Rollins, Inc.	79,853	3,000,077
SP Plus Corp. *	64,427	1,999,170
Steelcase, Inc., Class A	356,706	5,721,564
Stericycle, Inc. *	142,665	6,616,803
Team, Inc. *	105,289	1,528,796
Tetra Tech, Inc.	93,968	6,344,719
The Brink's Co.	59,485	4,580,345
TransUnion	79,208	5,191,292
TrueBlue, Inc. *	159,881	3,395,872
UniFirst Corp.	29,714	4,717,989
US Ecology, Inc.	6,785	403,843
Viad Corp.	47,987	3,015,503
		156,590,099

Consumer Durables & Apparel 3.7%
Acushnet Holdings Corp.	18,605	437,031
American Outdoor Brands Corp. *	247,008	2,072,397
Beazer Homes USA, Inc. *	37,770	342,952
Callaway Golf Co.	125,387	1,843,189
Cavco Industries, Inc. *	9,797	1,406,849
Columbia Sportswear Co.	38,304	3,592,149
Crocs, Inc. *	94,387	1,823,557
Deckers Outdoor Corp. *	63,613	9,675,537
Ethan Allen Interiors, Inc.	116,150	2,464,703
G-III Apparel Group Ltd. *	130,229	3,350,792
Helen of Troy Ltd. *	48,168	6,435,727
iRobot Corp. *	24,372	2,123,045
KB Home	160,159	4,024,796
La-Z-Boy, Inc.	166,669	5,365,075
M.D.C Holdings, Inc.	136,312	4,284,286
M/I Homes, Inc. *	88,167	2,414,012
Meritage Homes Corp. *	116,985	5,860,949
Movado Group, Inc.	46,295	1,192,559
Oxford Industries, Inc.	37,552	2,675,204
Skechers U.S.A., Inc., Class A *	234,818	6,558,467
Steven Madden Ltd.	190,912	5,776,997
Sturm Ruger & Co., Inc.	56,970	2,831,979
Taylor Morrison Home Corp., Class A *	343,957	6,868,821
Tempur Sealy International, Inc. *	90,899	5,800,265
TopBuild Corp. *	68,506	5,430,471
TRI Pointe Group, Inc. *	299,707	3,686,396
Tupperware Brands Corp.	227,884	4,243,200
Unifi, Inc. *	62,878	1,185,250
Universal Electronics, Inc. *	53,268	2,098,227
Vista Outdoor, Inc. *	449,821	3,450,127
William Lyon Homes, Class A *	31,237	579,134
Wolverine World Wide, Inc.	155,408	4,342,100
		114,236,243

Consumer Services 5.7%
Adtalem Global Education, Inc. *	157,209	6,910,908
American Public Education, Inc. *	51,116	1,430,226
Arcos Dorados Holdings, Inc., Class A	95,375	619,938
BJ's Restaurants, Inc.	49,591	2,077,367
Bloomin' Brands, Inc.	255,368	4,931,156
Boyd Gaming Corp.	105,954	2,534,420
Bright Horizons Family Solutions, Inc. *	41,158	5,641,115
Brinker International, Inc.	184,339	6,925,616
Caesars Entertainment Corp. *	195,531	1,718,717
Career Education Corp. *	133,329	2,502,585
Choice Hotels International, Inc.	37,142	3,056,415
Churchill Downs, Inc.	38,218	3,767,530
Cracker Barrel Old Country Store, Inc.	37,150	5,835,894
Dave & Buster's Entertainment, Inc.	50,081	2,491,029
Denny's Corp. *	23,509	462,657
Security	Number of Shares	Value ($)
Dine Brands Global, Inc.	39,236	3,704,663
Dunkin' Brands Group, Inc.	90,786	6,738,137
Eldorado Resorts, Inc. *	8,165	401,473
Extended Stay America, Inc.	382,778	6,560,815
frontdoor, Inc. *	48,861	1,964,701
Graham Holdings Co., Class B	10,679	7,267,487
Grand Canyon Education, Inc. *	32,177	3,856,735
Hilton Grand Vacations, Inc. *	92,945	2,362,662
Houghton Mifflin Harcourt Co. *	515,655	2,908,294
Hyatt Hotels Corp., Class A	86,598	6,255,840
International Game Technology plc	392,376	5,100,888
International Speedway Corp., Class A	44,452	1,989,672
Jack in the Box, Inc.	71,147	5,919,430
K12, Inc. *	146,320	4,473,002
Laureate Education, Inc., Class A *	135,136	2,170,284
Marriott Vacations Worldwide Corp.	72,298	6,499,590
Papa John's International, Inc. (a)	8,634	418,490
Penn National Gaming, Inc. *	224,183	4,225,850
Red Rock Resorts, Inc., Class A	97,998	2,046,198
Regis Corp. *	192,986	3,597,259
Scientific Games Corp., Class A *	24,928	476,125
SeaWorld Entertainment, Inc. *	150,687	4,821,984
ServiceMaster Global Holdings, Inc. *	74,107	4,001,778
Sotheby's *	89,856	3,029,046
Strategic Education, Inc.	31,305	5,509,367
Texas Roadhouse, Inc.	87,157	4,467,668
The Cheesecake Factory, Inc.	136,322	5,895,926
Vail Resorts, Inc.	23,493	5,053,579
Weight Watchers International, Inc. *	77,275	1,336,085
Wyndham Hotels & Resorts, Inc.	212,799	11,350,699
		175,309,300

Diversified Financials 4.4%
Apollo Commercial Real Estate Finance, Inc.	25,197	463,121
Artisan Partners Asset Management, Inc., Class A	60,535	1,431,653
AXA Equitable Holdings, Inc.	79,686	1,637,547
BGC Partners, Inc., Class A	383,633	1,803,075
Blackstone Mortgage Trust, Inc., Class A	26,431	931,957
Cannae Holdings, Inc. *	282,021	7,171,794
Capstead Mortgage Corp.	265,372	2,099,092
Cboe Global Markets, Inc.	67,555	7,332,420
Chimera Investment Corp.	379,236	6,917,265
Cohen & Steers, Inc.	39,727	2,034,817
Credit Acceptance Corp. *	10,143	4,629,164
Donnelley Financial Solutions, Inc. *	147,215	1,815,161
E*TRADE Financial Corp.	139,311	6,241,133
Eaton Vance Corp.	163,160	6,235,975
Encore Capital Group, Inc. *	51,211	1,758,586
Enova International, Inc. *	73,959	1,579,025
Evercore, Inc., Class A	55,395	4,278,156
Federated Investors, Inc., Class B	258,760	7,899,943
FGL Holdings	53,812	427,805
FirstCash, Inc.	35,838	3,394,575
Green Dot Corp., Class A *	22,916	1,063,532
Greenhill & Co., Inc.	95,699	1,432,614
Houlihan Lokey, Inc.	9,364	423,346
Invesco Mortgage Capital, Inc.	228,780	3,520,924
Ladder Capital Corp., Class A	119,922	1,906,760
MarketAxess Holdings, Inc.	13,278	3,954,454
MFA Financial, Inc.	646,248	4,549,586
Moelis & Co., Class A	11,492	365,216
Morningstar, Inc.	19,826	2,776,433
Nelnet, Inc., Class A	49,367	2,924,995
New York Mortgage Trust, Inc.	365,258	2,206,158
OneMain Holdings, Inc.	174,172	5,202,518
PennyMac Mortgage Investment Trust	180,168	3,747,494

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Piper Jaffray Cos.	24,934	1,765,826
PRA Group, Inc. *	113,172	3,124,679
Redwood Trust, Inc.	171,936	2,738,940
SLM Corp.	1,071,327	10,188,320
Stifel Financial Corp.	60,018	3,218,765
Two Harbors Investment Corp.	420,496	5,138,461
WisdomTree Investments, Inc.	66,219	397,976
World Acceptance Corp. *	29,052	3,843,289
		134,572,550

Energy 4.0%
Apergy Corp. *	28,391	880,405
Arch Coal, Inc., Class A	12,227	1,077,810
Archrock, Inc.	317,492	2,816,154
Basic Energy Services, Inc. *	77,971	148,925
Cheniere Energy, Inc. *	6,515	411,618
Chesapeake Energy Corp. *	1,087,908	2,088,783
Cimarex Energy Co.	68,539	3,919,745
CNX Resources Corp. *	578,936	4,469,386
CONSOL Energy, Inc. *	23,839	625,059
Continental Resources, Inc. *	70,743	2,476,005
Core Laboratories N.V.	45,262	2,156,282
Cosan Ltd., A Shares *	690,076	8,715,660
CVR Energy, Inc.	84,238	3,577,588
Delek US Holdings, Inc.	99,706	3,052,001
Denbury Resources, Inc. *	621,261	894,616
Diamond Offshore Drilling, Inc. *(a)	541,953	4,265,170
Diamondback Energy, Inc.	7,724	757,415
Dril-Quip, Inc. *	123,770	5,105,512
EQT Corp.	292,939	5,360,784
Equitrans Midstream Corp. *	218,860	4,346,560
Exterran Corp. *	123,422	1,703,224
Frank's International N.V. *	256,763	1,460,981
Green Plains, Inc.	322,333	4,206,446
Helix Energy Solutions Group, Inc. *	289,733	1,958,595
International Seaways, Inc. *	94,558	1,683,132
Kosmos Energy Ltd.	288,078	1,774,560
Matrix Service Co. *	122,622	2,219,458
McDermott International, Inc. *	507,234	3,063,693
Newpark Resources, Inc. *	285,876	1,998,273
Oasis Petroleum, Inc. *	624,853	3,249,236
Oil States International, Inc. *	263,757	4,388,916
Par Pacific Holdings, Inc. *	24,065	471,674
Parsley Energy, Inc., Class A *	78,280	1,395,732
PDC Energy, Inc. *	70,941	2,165,119
Peabody Energy Corp.	96,583	2,271,632
Renewable Energy Group, Inc. *	141,978	2,220,536
REX American Resources Corp. *	27,144	1,831,406
RPC, Inc.	176,001	1,309,447
SandRidge Energy, Inc. *	52,642	362,703
Scorpio Tankers, Inc.	108,772	2,831,335
SEACOR Holdings, Inc. *	50,131	2,085,951
SemGroup Corp., Class A	211,451	2,666,397
Ship Finance International Ltd.	211,954	2,623,991
Superior Energy Services, Inc. *	1,252,651	2,029,295
Tidewater, Inc. *	122,602	2,612,649
Unit Corp. *	120,343	1,157,700
US Silica Holdings, Inc.	151,865	1,576,359
Whiting Petroleum Corp. *	198,651	3,651,205
WPX Energy, Inc. *	447,516	4,815,272
		122,930,395

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	29,118	727,368
Ingles Markets, Inc., Class A	134,874	4,020,594
PriceSmart, Inc.	66,074	3,211,196
Sprouts Farmers Market, Inc. *	285,235	5,718,962
Security	Number of Shares	Value ($)
The Andersons, Inc.	171,733	4,665,985
Weis Markets, Inc.	61,101	2,309,618
		20,653,723

Food, Beverage & Tobacco 2.6%
Adecoagro S.A. *	294,314	1,957,188
B&G Foods, Inc. (a)	132,580	2,910,131
Cal-Maine Foods, Inc.	88,177	3,264,313
Calavo Growers, Inc.	21,203	1,854,202
Coca-Cola Consolidated, Inc.	1,772	535,162
Darling Ingredients, Inc. *	359,802	6,800,258
Fresh Del Monte Produce, Inc.	193,427	4,839,544
J&J Snack Foods Corp.	22,010	3,540,308
John B Sanfilippo & Son, Inc.	26,816	2,055,446
Keurig Dr Pepper, Inc.	39,170	1,104,202
Lamb Weston Holdings, Inc.	84,629	5,014,268
Lancaster Colony Corp.	27,861	4,007,248
Nomad Foods Ltd. *	258,229	5,479,619
Pilgrim's Pride Corp. *	224,744	5,746,704
Post Holdings, Inc. *	60,023	6,308,417
Pyxus International, Inc. *(a)	22,822	409,427
The Boston Beer Co., Inc., Class A *	10,789	3,390,983
The Hain Celestial Group, Inc. *	202,159	4,122,022
TreeHouse Foods, Inc. *	131,335	6,846,494
Universal Corp.	139,131	7,863,684
Vector Group Ltd.	244,752	2,190,530
		80,240,150

Health Care Equipment & Services 3.6%
ABIOMED, Inc. *	1,097	287,326
Acadia Healthcare Co., Inc. *	112,932	3,638,669
Align Technology, Inc. *	16,425	4,670,449
Allscripts Healthcare Solutions, Inc. *	258,314	2,513,395
Amedisys, Inc. *	20,807	2,336,834
AMN Healthcare Services, Inc. *	48,831	2,365,374
Avanos Medical, Inc. *	64,313	2,423,314
Brookdale Senior Living, Inc. *	841,169	5,198,424
Cantel Medical Corp.	19,676	1,352,528
Chemed Corp.	18,890	6,194,786
Community Health Systems, Inc. *	2,887,710	7,681,308
CONMED Corp.	30,466	2,451,904
Diplomat Pharmacy, Inc. *	216,419	999,856
Globus Medical, Inc., Class A *	42,889	1,685,538
Haemonetics Corp. *	27,720	2,688,563
Hill-Rom Holdings, Inc.	57,827	5,560,066
HMS Holdings Corp. *	74,337	2,262,075
ICU Medical, Inc. *	1,818	386,870
IDEXX Laboratories, Inc. *	16,575	4,139,938
Integer Holdings Corp. *	21,556	1,511,076
Integra LifeSciences Holdings Corp. *	32,551	1,516,877
Invacare Corp.	211,586	1,254,705
LHC Group, Inc. *	22,206	2,515,496
LivaNova plc *	19,118	1,374,584
Masimo Corp. *	30,651	4,007,312
Merit Medical Systems, Inc. *	7,316	377,725
Neogen Corp. *	6,489	365,655
NextGen Healthcare, Inc. *	97,536	1,877,568
NuVasive, Inc. *	43,673	2,531,287
Orthofix Medical, Inc. *	5,351	263,965
Premier, Inc., Class A *	51,695	1,899,791
Select Medical Holdings Corp. *	309,709	4,351,411
Teleflex, Inc.	26,006	7,497,530
The Ensign Group, Inc.	60,258	3,209,341
The Providence Service Corp. *	25,659	1,659,624
Tivity Health, Inc. *	58,452	1,069,672
Triple-S Management Corp., Class B *	180,682	4,426,709
Varex Imaging Corp. *	82,666	2,205,529

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	3,225	497,585
West Pharmaceutical Services, Inc.	54,395	6,233,667
		109,484,326

Household & Personal Products 0.9%
Avon Products, Inc. *	3,173,292	11,931,578
Central Garden & Pet Co., Class A *	67,767	1,732,802
Edgewell Personal Care Co. *	150,825	4,304,546
Energizer Holdings, Inc.	53,287	2,180,504
Spectrum Brands Holdings, Inc.	111,697	5,883,081
USANA Health Sciences, Inc. *	18,300	1,295,274
WD-40 Co.	11,909	1,861,734
		29,189,519

Insurance 2.9%
Ambac Financial Group, Inc. *	161,615	2,456,548
American Equity Investment Life Holding Co.	218,684	6,190,944
American National Insurance Co.	14,258	1,616,429
AMERISAFE, Inc.	28,198	1,679,755
Argo Group International Holdings Ltd.	59,828	4,217,276
Brighthouse Financial, Inc. *	123,404	4,379,608
Brown & Brown, Inc.	242,355	7,651,147
CNA Financial Corp.	61,388	2,760,004
Employers Holdings, Inc.	40,274	1,672,982
Enstar Group Ltd. *	9,709	1,596,160
Horace Mann Educators Corp.	60,918	2,467,788
James River Group Holdings Ltd.	74,720	3,332,512
Kemper Corp.	84,681	7,027,676
MBIA, Inc. *	635,470	5,636,619
Mercury General Corp.	69,841	4,026,334
National General Holdings Corp.	72,516	1,647,563
Primerica, Inc.	71,424	8,203,761
ProAssurance Corp.	172,298	6,464,621
RLI Corp.	13,370	1,148,216
Safety Insurance Group, Inc.	25,358	2,310,875
Selective Insurance Group, Inc.	64,116	4,593,911
Stewart Information Services Corp.	92,883	3,820,278
United Fire Group, Inc.	29,466	1,383,134
Universal Insurance Holdings, Inc.	51,788	1,503,923
		87,788,064

Materials 6.1%
AdvanSix, Inc. *	101,332	2,470,474
AK Steel Holding Corp. *	828,927	1,425,755
Allegheny Technologies, Inc. *	205,947	4,409,325
Axalta Coating Systems Ltd. *	256,042	6,019,547
Balchem Corp.	21,384	1,939,315
Boise Cascade Co.	184,299	4,091,438
Cabot Corp.	151,561	6,053,346
Carpenter Technology Corp.	120,987	4,907,233
Century Aluminum Co. *	175,271	979,765
Clearwater Paper Corp. *	163,146	2,628,282
Cleveland-Cliffs, Inc.	650,234	5,657,036
Compass Minerals International, Inc.	88,492	4,513,977
Constellium N.V., Class A *	171,637	1,402,274
Eagle Materials, Inc.	55,605	4,785,366
Element Solutions, Inc. *	337,149	3,189,430
Ferro Corp. *	25,742	348,547
GCP Applied Technologies, Inc. *	95,651	2,502,230
Greif, Inc., Class A	108,982	3,862,322
H.B. Fuller Co.	104,128	4,105,767
Hecla Mining Co.	717,127	939,436
Ingevity Corp. *	31,167	2,733,346
Innophos Holdings, Inc.	100,591	2,674,715
Innospec, Inc.	44,042	3,554,630
Security	Number of Shares	Value ($)
Kaiser Aluminum Corp.	43,626	3,887,949
Kraton Corp. *	63,242	1,547,532
Louisiana-Pacific Corp.	202,896	4,630,087
Materion Corp.	58,446	3,533,061
Mercer International, Inc.	27,304	391,266
Minerals Technologies, Inc.	66,016	3,431,512
Myers Industries, Inc.	21,226	359,144
Neenah, Inc.	34,652	1,980,708
NewMarket Corp.	16,571	6,412,977
Nexa Resources S.A.	146,554	1,403,987
PolyOne Corp.	216,112	5,430,895
Quaker Chemical Corp.	13,238	2,394,225
Rayonier Advanced Materials, Inc.	148,676	970,854
Resolute Forest Products, Inc.	123,808	796,085
Royal Gold, Inc.	34,660	3,049,733
Schnitzer Steel Industries, Inc., Class A	171,297	3,616,080
Schweitzer-Mauduit International, Inc.	89,221	2,791,725
Sensient Technologies Corp.	95,642	6,474,963
Silgan Holdings, Inc.	247,296	7,169,111
Southern Copper Corp.	145,247	4,899,181
Stepan Co.	51,517	4,371,733
Summit Materials, Inc., Class A *	164,520	2,299,990
SunCoke Energy, Inc. *	224,414	1,647,199
The Chemours Co.	191,613	4,041,118
The Scotts Miracle-Gro Co.	77,999	6,983,251
Trinseo S.A.	108,556	3,999,203
Tronox Holdings plc, Class A	381,760	3,538,915
US Concrete, Inc. *	9,660	449,866
Valvoline, Inc.	176,780	3,084,811
Verso Corp., Class A *	34,697	597,482
W.R. Grace & Co.	86,650	6,107,092
Warrior Met Coal, Inc.	46,778	1,207,340
Westlake Chemical Corp.	57,844	3,313,883
Worthington Industries, Inc.	132,344	4,518,224
		186,524,738

Media & Entertainment 3.7%
AMC Entertainment Holdings, Inc., Class A	196,050	2,348,679
AMC Networks, Inc., Class A *	87,872	4,637,006
Cable One, Inc.	3,504	3,914,143
Cars.com, Inc. *	147,739	3,127,635
Gannett Co., Inc.	670,734	5,271,969
GCI Liberty, Inc., Class A *	48,131	2,795,930
Gray Television, Inc. *	118,989	2,050,181
John Wiley & Sons, Inc., Class A	93,200	3,893,896
Liberty Latin America Ltd., Class A *	24,349	415,151
Liberty Latin America Ltd., Class C *	59,788	1,027,756
Liberty Media Corp. - Liberty Formula One, Class A *	4,582	166,876
Liberty Media Corp. - Liberty Formula One, Class C *	29,309	1,094,105
Liberty TripAdvisor Holdings, Inc., Class A *	151,300	1,611,345
Lions Gate Entertainment Corp., Class A	40,007	590,903
Lions Gate Entertainment Corp., Class B	74,719	1,028,133
Live Nation Entertainment, Inc. *	108,877	6,621,899
Meredith Corp.	88,416	4,577,296
MSG Networks, Inc., Class A *	18,544	391,464
National CineMedia, Inc.	353,750	2,317,063
New Media Investment Group, Inc.	188,088	1,736,052
Nexstar Media Group, Inc., Class A	37,007	3,706,251
Scholastic Corp.	102,611	3,395,398
Sinclair Broadcast Group, Inc., Class A	177,942	9,551,927
Sirius XM Holdings, Inc.	832,953	4,422,980
Take-Two Interactive Software, Inc. *	46,085	4,984,093
TEGNA, Inc.	744,566	11,272,729
The Madison Square Garden Co., Class A *	11,564	3,421,094
The New York Times Co., Class A	123,983	3,945,139
TripAdvisor, Inc. *	79,815	3,373,780

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Twitter, Inc. *	99,419	3,622,828
Yandex N.V., Class A *	184,977	6,644,374
Yelp, Inc. *	13,454	413,441
Zynga, Inc., Class A *	778,184	4,894,777
		113,266,293

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alkermes plc *	11,663	251,221
Bio-Rad Laboratories, Inc., Class A *	18,160	5,210,649
Bio-Techne Corp.	19,278	3,818,008
BioMarin Pharmaceutical, Inc. *	18,646	1,533,447
Bruker Corp.	93,889	3,921,743
Cambrex Corp. *	35,733	1,422,173
Catalent, Inc. *	109,996	5,004,818
Charles River Laboratories International, Inc. *	38,151	4,786,043
Emergent BioSolutions, Inc. *	7,068	282,155
ICON plc *	49,784	7,047,423
Incyte Corp. *	4,157	326,865
Jazz Pharmaceuticals plc *	47,213	5,927,592
Myriad Genetics, Inc. *	150,488	3,727,588
PDL BioPharma, Inc. *	1,413,667	3,986,541
PerkinElmer, Inc.	90,965	7,853,918
PRA Health Sciences, Inc. *	23,877	2,070,852
Prestige Consumer Healthcare, Inc. *	74,233	2,154,984
Syneos Health, Inc. *	10,438	430,359
Taro Pharmaceutical Industries Ltd.	21,750	2,022,315
Vertex Pharmaceuticals, Inc. *	3,176	527,788
		62,306,482

Real Estate 11.1%
Acadia Realty Trust	68,723	1,879,574
Alexander & Baldwin, Inc.	96,212	2,219,611
Altisource Portfolio Solutions S.A. *(a)	66,127	1,331,137
American Assets Trust, Inc.	10,235	464,567
American Campus Communities, Inc.	163,761	7,585,410
American Homes 4 Rent, Class A	116,925	2,854,139
Apartment Investment & Management Co., Class A	174,907	8,736,605
Apple Hospitality REIT, Inc.	410,014	6,330,616
Brandywine Realty Trust	310,706	4,694,768
Brookfield Property REIT, Inc., Class A	50,417	929,689
Chatham Lodging Trust	22,298	424,554
Chesapeake Lodging Trust	104,369	3,002,696
Colony Capital, Inc.	545,471	2,830,994
Columbia Property Trust, Inc.	255,361	5,459,618
CorePoint Lodging, Inc.	95,255	1,154,491
CoreSite Realty Corp.	4,790	559,089
Corporate Office Properties Trust	162,098	4,512,808
Cousins Properties, Inc.	221,492	2,004,503
CubeSmart	130,942	4,415,364
CyrusOne, Inc.	49,184	2,903,823
DiamondRock Hospitality Co.	436,908	4,329,758
Douglas Emmett, Inc.	133,679	5,385,927
EastGroup Properties, Inc.	23,664	2,626,704
Empire State Realty Trust, Inc., Class A	48,439	744,023
EPR Properties	62,848	4,908,429
Equity Commonwealth	136,916	4,459,354
Equity LifeStyle Properties, Inc.	56,555	6,880,481
Extra Space Storage, Inc.	74,108	7,941,413
Federal Realty Investment Trust	57,921	7,572,012
First Industrial Realty Trust, Inc.	85,881	2,980,930
Franklin Street Properties Corp.	314,324	2,275,706
Front Yard Residential Corp.	150,601	1,722,875
Gaming & Leisure Properties, Inc.	159,867	6,313,148
Global Net Lease, Inc.	22,223	409,125
Healthcare Realty Trust, Inc.	131,849	4,250,812
Security	Number of Shares	Value ($)
Healthcare Trust of America, Inc., Class A	152,026	4,376,829
Hersha Hospitality Trust	102,289	1,744,027
HFF, Inc., Class A	47,812	2,064,522
Highwoods Properties, Inc.	132,349	5,804,827
Hudson Pacific Properties, Inc.	90,015	3,007,401
Investors Real Estate Trust	33,546	1,941,978
Invitation Homes, Inc.	101,120	2,591,706
iStar, Inc.	62,351	686,485
JBG SMITH Properties	14,722	581,372
Kennedy-Wilson Holdings, Inc.	100,933	2,074,173
Kilroy Realty Corp.	71,016	5,234,589
Kite Realty Group Trust	152,401	2,316,495
Lexington Realty Trust	434,062	3,980,349
Liberty Property Trust	172,383	8,183,021
Life Storage, Inc.	39,265	3,780,434
LTC Properties, Inc.	7,784	348,334
Mack-Cali Realty Corp.	211,229	4,799,123
Medical Properties Trust, Inc.	255,764	4,547,484
National Health Investors, Inc.	24,883	1,954,560
National Retail Properties, Inc.	105,462	5,645,381
Newmark Group, Inc., Class A	40,031	319,447
Office Properties Income Trust	83,144	1,987,973
Omega Healthcare Investors, Inc.	195,433	6,961,323
Paramount Group, Inc.	259,130	3,692,602
Pebblebrook Hotel Trust	221,129	6,154,020
Physicians Realty Trust	23,156	423,986
Piedmont Office Realty Trust, Inc., Class A	316,446	6,433,347
PotlatchDeltic Corp.	57,072	1,920,473
PS Business Parks, Inc.	17,910	2,882,077
QTS Realty Trust, Inc., Class A	45,855	2,117,125
Rayonier, Inc.	206,626	5,816,522
Regency Centers Corp.	87,447	5,768,004
Retail Opportunity Investments Corp.	96,167	1,609,836
Retail Properties of America, Inc., Class A	482,952	5,742,299
RLJ Lodging Trust	337,594	5,796,489
RPT Realty	156,301	1,902,183
Ryman Hospitality Properties, Inc.	57,252	4,577,297
Sabra Health Care REIT, Inc.	104,557	2,016,905
SBA Communications Corp. *	37,465	8,107,801
Seritage Growth Properties, Class A	39,975	1,671,755
SITE Centers Corp.	449,304	5,737,612
Spirit Realty Capital, Inc.	134,594	5,741,780
STAG Industrial, Inc.	66,720	1,946,890
STORE Capital Corp.	75,182	2,572,728
Summit Hotel Properties, Inc.	168,683	1,928,047
Sun Communities, Inc.	47,690	6,021,816
Sunstone Hotel Investors, Inc.	432,878	5,809,223
Tanger Factory Outlet Centers, Inc.	170,857	2,897,735
Taubman Centers, Inc.	110,767	4,913,624
The GEO Group, Inc.	299,764	6,573,825
The Howard Hughes Corp. *	19,191	1,973,602
The St. Joe Co. *	24,440	389,329
Tier REIT, Inc.	83,653	2,251,939
Uniti Group, Inc.	351,554	3,378,434
Urban Edge Properties	113,802	1,963,084
Washington Prime Group, Inc. (a)	1,101,256	4,515,150
Washington Real Estate Investment Trust	108,941	2,898,920
Weingarten Realty Investors	173,173	4,883,479
Xenia Hotels & Resorts, Inc.	304,332	6,363,582
		341,420,106

Retailing 3.4%
Asbury Automotive Group, Inc. *	106,898	7,930,763
Ascena Retail Group, Inc. *	2,529,005	2,655,455
Barnes & Noble Education, Inc. *	587,029	1,860,882
Barnes & Noble, Inc.	727,776	3,194,937
Big 5 Sporting Goods Corp. (a)	419,466	838,932
Burlington Stores, Inc. *	27,696	4,336,640

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Caleres, Inc.	162,768	3,069,804
Citi Trends, Inc.	69,767	954,413
Conn's, Inc. *	65,602	1,177,556
Five Below, Inc. *	25,198	3,243,738
Francesca's Holdings Corp. *	701,079	334,064
Genesco, Inc. *	164,119	7,382,073
GNC Holdings, Inc., Class A *	3,155,706	4,417,988
Groupon, Inc. *	1,088,399	3,842,048
GrubHub, Inc. *	5,159	336,109
Guess?, Inc.	289,713	4,684,659
Haverty Furniture Cos., Inc.	110,676	1,926,869
Hibbett Sports, Inc. *	206,382	4,565,170
Kirkland's, Inc. *	31,708	127,783
MercadoLibre, Inc. *	1,765	1,006,968
Monro, Inc.	42,013	3,348,856
National Vision Holdings, Inc. *	13,523	368,231
Ollie's Bargain Outlet Holdings, Inc. *	23,022	2,272,732
Overstock.com, Inc. *(a)	21,316	203,568
Party City Holdco, Inc. *	155,301	1,226,878
Pier 1 Imports, Inc. *	2,951,855	1,711,485
Pool Corp.	37,270	6,700,401
Rent-A-Center, Inc. *	261,414	6,237,338
RH *	29,037	2,472,500
Shoe Carnival, Inc.	60,154	1,545,356
Shutterfly, Inc. *	60,877	2,890,440
Sleep Number Corp. *	102,796	3,578,329
Stamps.com, Inc. *	1,839	61,680
The Buckle, Inc. (a)	204,124	3,072,066
The Cato Corp., Class A	207,518	2,571,148
The Children's Place, Inc.	41,595	3,854,193
The Michaels Cos., Inc. *	251,992	2,295,647
Vitamin Shoppe, Inc. *	79,782	298,385
Zumiez, Inc. *	95,629	1,891,542
		104,487,626

Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	39,772	1,995,361
Advanced Micro Devices, Inc. *	26,099	715,374
Amkor Technology, Inc. *	514,917	3,336,662
Brooks Automation, Inc.	64,054	2,273,276
Cabot Microelectronics Corp.	26,495	2,582,468
Cirrus Logic, Inc. *	135,631	5,068,530
Cree, Inc. *	167,164	9,217,423
Cypress Semiconductor Corp.	403,646	7,192,972
Diodes, Inc. *	58,818	1,819,241
Entegris, Inc.	100,151	3,439,185
Kulicke & Soffa Industries, Inc.	124,283	2,409,847
Mellanox Technologies Ltd. *	21,160	2,322,945
MKS Instruments, Inc.	48,034	3,432,510
Monolithic Power Systems, Inc.	12,194	1,419,991
Photronics, Inc. *	224,227	1,818,481
Power Integrations, Inc.	29,097	1,895,961
Rambus, Inc. *	36,521	414,879
Semtech Corp. *	36,745	1,463,553
Silicon Laboratories, Inc. *	32,205	3,013,422
Synaptics, Inc. *	101,920	2,695,784
Teradyne, Inc.	185,125	7,801,168
Versum Materials, Inc.	62,172	3,192,532
Xperi Corp.	138,935	2,919,024
		72,440,589

Software & Services 5.4%
ACI Worldwide, Inc. *	126,873	3,991,425
Aspen Technology, Inc. *	32,308	3,670,512
Black Knight, Inc. *	80,805	4,580,835
Blackbaud, Inc.	5,224	401,830
Cardtronics plc, Class A *	82,914	2,504,003
Security	Number of Shares	Value ($)
CommVault Systems, Inc. *	29,793	1,371,968
CoreLogic, Inc. *	155,552	6,096,083
CSG Systems International, Inc.	74,403	3,336,975
Ebix, Inc. (a)	7,195	337,661
EPAM Systems, Inc. *	21,931	3,785,071
Euronet Worldwide, Inc. *	41,339	6,409,199
EVERTEC, Inc.	84,425	2,419,621
ExlService Holdings, Inc. *	35,417	2,098,811
Fair Isaac Corp. *	21,269	6,293,497
Fortinet, Inc. *	8,533	618,472
Gartner, Inc. *	46,806	7,081,748
Genpact Ltd.	274,250	9,914,137
GoDaddy, Inc., Class A *	6,297	468,497
InterXion Holding N.V. *	32,791	2,417,025
j2 Global, Inc.	52,722	4,443,937
KBR, Inc.	384,730	8,548,701
LiveRamp Holdings, Inc. *	75,658	3,887,308
LogMeIn, Inc.	6,140	441,036
Luxoft Holding, Inc. *	43,188	2,486,333
Manhattan Associates, Inc. *	75,674	4,954,377
ManTech International Corp., Class A	74,198	4,553,531
MAXIMUS, Inc.	96,921	6,905,621
MicroStrategy, Inc., Class A *	12,547	1,667,622
Net 1 UEPS Technologies, Inc. *	111,825	410,398
NIC, Inc.	21,571	344,273
Nuance Communications, Inc. *	308,318	5,293,820
Perficient, Inc. *	60,298	1,834,868
Presidio, Inc.	30,473	403,767
Progress Software Corp.	89,634	3,671,409
PTC, Inc. *	45,374	3,814,138
Science Applications International Corp.	81,569	6,259,605
SS&C Technologies Holdings, Inc.	75,189	4,184,268
Sykes Enterprises, Inc. *	126,844	3,140,657
TiVo Corp.	206,331	1,485,583
Tyler Technologies, Inc. *	10,259	2,188,758
Unisys Corp. *	181,632	1,761,830
Verint Systems, Inc. *	59,480	3,375,490
Virtusa Corp. *	6,925	293,620
VMware, Inc., Class A	40,845	7,228,748
WEX, Inc. *	21,286	4,021,777
Worldpay, Inc., Class A *	76,851	9,348,156
		164,747,001

Technology Hardware & Equipment 4.4%
ADTRAN, Inc.	245,370	3,847,402
Arista Networks, Inc. *	8,610	2,105,920
AVX Corp.	104,758	1,549,371
Badger Meter, Inc.	6,591	348,005
Belden, Inc.	88,086	4,510,003
Benchmark Electronics, Inc.	278,838	6,159,531
Ciena Corp. *	115,039	4,019,463
Cognex Corp.	66,977	2,719,266
Coherent, Inc. *	23,507	2,586,475
Comtech Telecommunications Corp.	81,453	1,722,731
Cray, Inc. *	75,379	2,639,019
CTS Corp.	11,368	300,797
Dolby Laboratories, Inc., Class A	63,593	3,940,858
EchoStar Corp., Class A *	120,646	5,161,236
Electronics For Imaging, Inc. *	82,673	3,029,965
ePlus, Inc. *	32,246	2,278,502
Fabrinet *	47,716	2,034,610
Finisar Corp. *	191,703	4,021,929
Fitbit, Inc., Class A *	411,590	1,905,662
II-VI, Inc. *	63,198	1,986,313
Insight Enterprises, Inc. *	163,669	8,425,680
InterDigital, Inc.	62,321	3,958,630
IPG Photonics Corp. *	22,060	2,761,250
Itron, Inc. *	55,357	3,135,974

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KEMET Corp.	21,850	347,415
Knowles Corp. *	232,438	3,656,250
Littelfuse, Inc.	17,114	2,793,176
Lumentum Holdings, Inc. *	43,863	1,775,136
Methode Electronics, Inc.	95,205	2,344,899
MTS Systems Corp.	35,689	1,936,485
National Instruments Corp.	111,895	4,318,028
NETGEAR, Inc. *	74,444	1,875,989
NetScout Systems, Inc. *	173,656	4,256,308
OSI Systems, Inc. *	36,398	3,770,469
PC Connection, Inc.	16,738	531,264
Plantronics, Inc.	61,598	2,529,830
Plexus Corp. *	94,705	4,690,739
Rogers Corp. *	16,541	2,282,493
ScanSource, Inc. *	167,765	4,900,416
Stratasys Ltd. *	15,633	342,519
TTM Technologies, Inc. *	238,333	2,032,980
ViaSat, Inc. *	62,843	5,469,226
Viavi Solutions, Inc. *	165,483	1,994,070
Vishay Intertechnology, Inc.	326,128	4,970,191
Zebra Technologies Corp., Class A *	21,311	3,653,558
		135,620,033

Telecommunication Services 0.7%
ATN International, Inc.	5,195	303,908
Cogent Communications Holdings, Inc.	40,074	2,344,329
Consolidated Communications Holdings, Inc.	308,482	1,233,928
Intelsat S.A. *	152,782	2,757,715
Iridium Communications, Inc. *	96,997	2,078,646
Shenandoah Telecommunications Co.	39,733	1,597,664
United States Cellular Corp. *	48,566	2,115,049
Vonage Holdings Corp. *	235,256	2,785,431
Zayo Group Holdings, Inc. *	149,570	4,890,939
		20,107,609

Transportation 3.0%
Air Transport Services Group, Inc. *	108,699	2,384,856
Alaska Air Group, Inc.	244,772	14,245,730
Allegiant Travel Co.	28,190	3,949,701
AMERCO	13,098	4,822,946
ArcBest Corp.	120,131	3,011,684
Copa Holdings S.A., Class A	75,264	6,744,407
Costamare, Inc.	289,029	1,479,828
Daseke, Inc. *	199,139	860,280
Echo Global Logistics, Inc. *	83,792	1,648,189
Forward Air Corp.	49,305	2,752,698
Genesee & Wyoming, Inc., Class A *	77,913	7,418,876
Hawaiian Holdings, Inc.	114,314	2,855,564
Heartland Express, Inc.	108,643	1,942,537
Hub Group, Inc., Class A *	148,604	5,789,612
JetBlue Airways Corp. *	802,423	13,825,748
Marten Transport Ltd.	96,954	1,708,330
Saia, Inc. *	51,432	3,034,488
Schneider National, Inc., Class B	106,213	1,784,378
Seaspan Corp. (a)	292,434	2,722,561
Spirit Airlines, Inc. *	121,529	5,600,056
Werner Enterprises, Inc.	142,721	3,979,062
YRC Worldwide, Inc. *	257,163	1,095,514
		93,657,045

Utilities 4.0%
ALLETE, Inc.	75,073	6,147,728
American States Water Co.	42,079	3,069,242
Aqua America, Inc.	172,084	6,804,201
Atlantica Yield plc	37,907	813,105
Security	Number of Shares	Value ($)
Avangrid, Inc.	66,592	3,333,596
Avista Corp.	131,904	5,508,311
Black Hills Corp.	87,334	6,654,851
California Water Service Group	55,424	2,727,969
Chesapeake Utilities Corp.	19,530	1,772,933
Clearway Energy, Inc., Class A	11,568	165,769
Clearway Energy, Inc., Class C	25,885	388,275
El Paso Electric Co.	74,121	4,313,842
Hawaiian Electric Industries, Inc.	220,910	9,176,601
IDACORP, Inc.	66,565	6,674,473
MGE Energy, Inc.	45,009	2,981,396
National Fuel Gas Co.	128,649	6,858,278
New Jersey Resources Corp.	131,020	6,216,899
Northwest Natural Holding Co.	49,953	3,437,766
NorthWestern Corp.	89,967	6,382,259
ONE Gas, Inc.	74,538	6,526,547
Ormat Technologies, Inc.	40,591	2,396,493
Otter Tail Corp.	63,606	3,159,310
Pattern Energy Group, Inc., Class A	116,465	2,470,223
PNM Resources, Inc.	156,653	7,379,923
South Jersey Industries, Inc.	121,227	3,824,712
Southwest Gas Holdings, Inc.	98,731	8,405,958
Spire, Inc.	65,109	5,424,882
Unitil Corp.	7,793	443,110
		123,458,652
Total Common Stock
(Cost $3,133,129,120)		3,055,166,534

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	67,938	29,417
Total Rights
(Cost $29,417)		29,417

Other Investment Companies 0.8% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	2,283,893	2,283,893

Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	21,012,808	21,012,808
Total Other Investment Companies
(Cost $23,296,701)		23,296,701

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 06/21/19	143	10,485,475	(365,512)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,459,595.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,055,166,534	$—	$—	$3,055,166,534
Rights[1]
Materials	—	—	29,417	29,417
Other Investment Companies[1]	23,296,701	—	—	23,296,701
Liabilities
Futures Contracts[2]	(365,512)	—	—	(365,512)
Total	$3,078,097,723	$—	$29,417	$3,078,127,140
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets

Australia 6.2%
AGL Energy Ltd.	217,577	3,097,876
Amcor Ltd.	252,295	2,880,746
AMP Ltd.	2,423,611	3,643,861
APA Group	213,504	1,499,972
Aurizon Holdings Ltd.	854,175	3,065,602
Australia & New Zealand Banking Group Ltd.	929,827	17,961,148
Bendigo & Adelaide Bank Ltd.	157,280	1,223,749
BHP Group Ltd.	1,024,991	26,815,828
BlueScope Steel Ltd.	174,646	1,275,377
Boral Ltd.	336,369	1,265,479
Brambles Ltd.	365,626	3,067,753
Caltex Australia Ltd.	227,565	4,160,869
CIMIC Group Ltd.	33,107	1,035,888
Coca-Cola Amatil Ltd.	212,711	1,404,501
Coles Group Ltd. *	471,394	4,066,236
Commonwealth Bank of Australia	471,099	25,625,735
Crown Resorts Ltd.	118,670	1,030,223
CSL Ltd.	36,862	5,248,181
Downer EDI Ltd.	342,982	1,694,338
Fortescue Metals Group Ltd.	875,653	4,883,904
Goodman Group	159,106	1,477,170
GrainCorp Ltd., Class A	158,171	846,025
Incitec Pivot Ltd.	594,389	1,350,777
Insurance Australia Group Ltd.	621,211	3,292,606
LendLease Group	231,309	2,283,740
Macquarie Group Ltd.	52,491	4,375,481
Medibank Pvt Ltd.	926,834	2,125,539
Metcash Ltd.	1,118,907	2,286,942
Mirvac Group	859,990	1,805,407
National Australia Bank Ltd.	925,743	16,990,712
Newcrest Mining Ltd.	83,875	1,581,249
Oil Search Ltd.	41,744	203,902
Orica Ltd.	152,360	2,180,924
Origin Energy Ltd.	674,532	3,355,569
QBE Insurance Group Ltd.	463,599	3,748,457
Ramsay Health Care Ltd.	22,005	1,064,640
Rio Tinto Ltd.	119,186	8,282,575
Scentre Group	851,455	2,241,736
Sims Metal Management Ltd.	38,322	251,707
Sonic Healthcare Ltd.	105,925	1,919,152
South32 Ltd.	459,459	1,056,876
Stockland	663,651	2,036,961
Suncorp Group Ltd.	540,672	4,881,097
Tabcorp Holdings Ltd.	314,031	981,269
Telstra Corp., Ltd.	2,951,353	7,463,683
Transurban Group	193,434	1,866,909
Viva Energy Group Ltd.	229,527	340,319
Wesfarmers Ltd.	586,116	15,045,650
Westpac Banking Corp.	1,116,469	21,226,088
Woodside Petroleum Ltd.	269,584	6,615,792
Security	Number of Shares	Value ($)
Woolworths Group Ltd.	665,030	14,454,229
WorleyParsons Ltd.	113,908	1,040,181
		253,620,630

Austria 0.3%
ANDRITZ AG	20,791	746,024
Erste Group Bank AG *	87,003	3,078,220
OMV AG	77,129	3,617,581
Raiffeisen Bank International AG	49,658	1,152,104
voestalpine AG	68,329	1,779,449
Wienerberger AG	36,285	781,189
		11,154,567

Belgium 0.8%
Ageas	73,641	3,584,462
Anheuser-Busch InBev S.A.	180,992	14,644,599
Colruyt S.A.	22,683	1,681,413
Groupe Bruxelles Lambert S.A.	26,545	2,468,782
KBC Groep N.V.	65,704	4,309,568
Proximus	73,904	2,137,111
Solvay S.A.	25,391	2,378,999
UCB S.A.	16,848	1,285,683
Umicore S.A.	49,830	1,482,599
		33,973,216

Canada 6.8%
Agnico Eagle Mines Ltd.	36,012	1,570,314
Air Canada *	24,940	736,080
Alimentation Couche-Tard, Inc., B Shares	118,045	7,243,015
AltaGas Ltd.	67,620	975,861
ARC Resources Ltd.	184,633	1,005,177
Atco Ltd., Class I	40,763	1,401,784
Bank of Montreal	142,063	10,310,838
Barrick Gold Corp.	231,296	2,876,016
Bausch Health Cos., Inc. *	125,829	2,611,703
BCE, Inc.	129,780	5,842,452
Brookfield Asset Management, Inc., Class A	153,148	7,023,579
Cameco Corp.	98,104	989,821
Canadian Imperial Bank of Commerce	98,126	7,439,111
Canadian National Railway Co.	129,806	11,504,812
Canadian Natural Resources Ltd.	312,913	8,450,665
Canadian Pacific Railway Ltd.	25,974	5,692,031
Canadian Tire Corp., Ltd., Class A	25,333	2,533,487
Celestica, Inc. *	95,262	598,955
Cenovus Energy, Inc.	653,673	5,357,420
CGI, Inc. *	42,721	3,113,302
CI Financial Corp.	111,890	1,679,302
Crescent Point Energy Corp.	748,483	2,502,510
Dollarama, Inc.	42,866	1,353,613
Empire Co., Ltd., A Shares	105,258	2,426,096
Enbridge, Inc.	234,496	8,631,201
Encana Corp.	237,689	1,253,586
Fairfax Financial Holdings Ltd.	3,505	1,607,441

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Finning International, Inc.	73,084	1,173,107
First Quantum Minerals Ltd.	163,221	1,188,028
Fortis, Inc.	78,738	2,973,278
George Weston Ltd.	35,068	2,619,140
Gibson Energy, Inc.	79,396	1,295,566
Gildan Activewear, Inc.	43,829	1,581,138
Great-West Lifeco, Inc.	68,419	1,548,651
H&R Real Estate Investment Trust	73,028	1,231,628
Husky Energy, Inc.	183,133	1,719,031
Hydro One Ltd.	113,284	1,918,932
Imperial Oil Ltd.	100,871	2,695,813
Intact Financial Corp.	23,300	2,002,880
Inter Pipeline Ltd.	88,482	1,348,272
Keyera Corp.	47,995	1,155,941
Linamar Corp.	22,548	719,021
Loblaw Cos. Ltd.	73,447	3,768,240
Magna International, Inc.	202,132	8,655,538
Manulife Financial Corp.	396,743	6,655,915
Methanex Corp.	17,768	739,424
Metro, Inc.	81,892	2,988,189
National Bank of Canada	69,238	3,109,282
Nutrien Ltd.	18,524	903,249
Onex Corp.	32,370	1,845,849
Open Text Corp.	22,460	892,818
Pembina Pipeline Corp.	72,301	2,578,855
Power Corp. of Canada	196,888	4,149,226
Power Financial Corp.	100,203	2,211,745
RioCan Real Estate Investment Trust	64,548	1,245,219
Rogers Communications, Inc., B Shares	66,038	3,473,602
Royal Bank of Canada	265,418	19,943,162
Saputo, Inc.	58,249	1,938,043
Shaw Communications, Inc., B Shares	143,940	2,922,667
SNC-Lavalin Group, Inc.	59,126	1,053,588
Sun Life Financial, Inc.	121,364	4,709,487
Suncor Energy, Inc.	491,517	15,142,897
TC Energy Corp.	162,808	7,935,068
Teck Resources Ltd., Class B	156,631	3,182,671
TELUS Corp.	83,370	3,078,505
TFI International, Inc.	28,720	875,260
The Bank of Nova Scotia	272,941	13,841,878
The Toronto-Dominion Bank	298,229	16,302,332
Thomson Reuters Corp.	78,855	5,010,463
TransAlta Corp.	239,608	1,584,507
Waste Connections, Inc.	17,012	1,609,087
West Fraser Timber Co., Ltd.	23,581	919,064
WSP Global, Inc.	19,080	1,006,149
		276,172,577

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	2,898	2,951,516
AP Moller - Maersk A/S, B Shares	4,271	4,576,128
Carlsberg A/S, B Shares	26,576	3,492,307
Coloplast A/S, B Shares	11,741	1,248,519
Danske Bank A/S	163,692	2,686,979
DSV A/S	22,279	1,986,118
ISS A/S	76,130	2,137,491
Novo Nordisk A/S, B Shares	258,023	12,117,118
Novozymes A/S, B Shares	29,930	1,405,108
Orsted A/S	21,355	1,697,884
Pandora A/S	27,062	1,002,723
The Drilling Co. of 1972 A/S *	14,026	893,729
Vestas Wind Systems A/S	36,480	2,983,181
		39,178,801

Security	Number of Shares	Value ($)
Finland 0.8%
Elisa Oyj	30,308	1,348,247
Fortum Oyj	114,372	2,438,127
Kesko Oyj, B Shares	42,537	2,229,274
Kone Oyj, B Shares	70,974	3,860,378
Metso Oyj	33,107	1,068,046
Neste Oyj	86,957	2,932,211
Nokia Oyj	1,159,197	5,787,046
Nokian Renkaat Oyj *	41,371	1,179,745
Nordea Bank Abp	246,846	1,743,412
Outokumpu Oyj (a)	211,287	619,699
Sampo Oyj, A Shares	85,350	3,686,455
Stora Enso Oyj, R Shares	208,811	2,201,699
UPM-Kymmene Oyj	168,410	4,207,510
Wartsila Oyj Abp	101,146	1,474,837
		34,776,686

France 9.0%
Accor S.A.	32,110	1,182,230
Air France-KLM *	154,427	1,331,255
Air Liquide S.A.	80,392	9,988,709
Airbus SE	56,364	7,214,268
Alstom S.A.	48,286	2,199,651
Arkema S.A.	25,033	2,095,512
Atos SE	26,695	2,029,380
AXA S.A.	637,047	15,674,447
BNP Paribas S.A. (a)	403,353	18,372,351
Bollore S.A. (a)	255,140	1,149,202
Bouygues S.A.	110,958	3,873,831
Bureau Veritas S.A.	52,621	1,237,853
Capgemini SE	31,717	3,537,919
Carrefour S.A.	510,526	9,580,356
Casino Guichard Perrachon S.A. (a)	80,065	3,039,741
CGG S.A. *	586,728	870,889
Cie Generale des Etablissements Michelin S.C.A.	20,337	2,333,108
CNP Assurances	47,111	1,007,440
Compagnie de Saint-Gobain	308,564	11,145,844
Credit Agricole S.A. (a)	320,061	3,648,632
Danone S.A.	117,152	9,321,152
Dassault Systemes S.A.	6,786	1,004,609
Eiffage S.A.	26,837	2,559,340
Electricite de France S.A.	321,559	4,500,616
Engie S.A.	1,095,012	15,191,824
EssilorLuxottica S.A.	33,055	3,799,514
Eurazeo SE	21,741	1,517,827
Eutelsat Communications S.A.	58,163	1,022,440
Faurecia S.A.	40,457	1,490,904
Hermes International	562	372,502
Iliad S.A.	8,168	941,603
Ingenico Group S.A.	13,336	1,063,748
Kering S.A.	6,469	3,358,908
Klepierre S.A.	31,958	1,085,110
L'Oreal S.A.	31,241	8,369,145
Lagardere S.C.A.	22,192	539,107
Legrand S.A.	45,079	3,021,060
LVMH Moet Hennessy Louis Vuitton SE	30,031	11,331,266
Natixis S.A. (a)	225,653	1,033,235
Orange S.A.	1,041,543	16,295,436
Pernod-Ricard S.A.	27,594	4,852,252
Peugeot S.A.	207,131	4,609,405
Publicis Groupe S.A.	49,971	2,723,006
Rallye S.A. (a)	151,948	690,839
Renault S.A.	109,228	6,563,047
Rexel S.A.	275,268	2,966,224
Rubis S.C.A.	4,489	223,504
Safran S.A.	34,238	4,490,622

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sanofi	312,768	25,178,029
Schneider Electric SE	158,995	12,544,068
SCOR SE	50,105	2,056,385
SES S.A.	126,447	1,905,052
Societe Generale S.A.	469,740	11,756,796
Sodexo S.A.	27,015	3,100,729
STMicroelectronics N.V.	33,210	506,819
Suez	187,859	2,506,855
TechnipFMC plc	96,397	2,019,496
Teleperformance	7,329	1,404,736
Thales S.A.	13,937	1,530,706
Total S.A.	1,052,831	54,719,092
Valeo S.A. (a)	112,676	2,973,273
Veolia Environnement S.A.	245,851	5,673,797
Vinci S.A.	128,181	12,635,495
Vivendi S.A.	326,376	8,776,012
Wendel S.A.	9,055	1,150,310
		366,888,513

Germany 7.7%
adidas AG	27,096	7,735,813
Allianz SE	118,071	26,164,495
Aurubis AG	39,899	1,743,334
BASF SE	398,346	26,216,553
Bayer AG	261,240	15,376,580
Bayerische Motoren Werke AG	191,267	13,218,844
Beiersdorf AG	12,882	1,479,289
Brenntag AG	59,700	2,766,180
Commerzbank AG	542,559	3,810,194
Continental AG	46,621	6,327,768
Covestro AG	55,702	2,435,066
Daimler AG	570,983	29,545,429
Deutsche Bank AG	776,713	5,268,483
Deutsche Boerse AG	17,144	2,364,172
Deutsche Lufthansa AG	138,588	2,633,126
Deutsche Pfandbriefbank AG	70,635	971,308
Deutsche Post AG	376,389	11,064,541
Deutsche Telekom AG	1,440,271	24,251,040
Deutsche Wohnen SE	18,963	892,803
E.ON SE	1,189,223	12,389,396
Evonik Industries AG	64,088	1,679,715
Freenet AG	61,051	1,181,719
Fresenius Medical Care AG & Co. KGaA	48,241	3,509,281
Fresenius SE & Co. KGaA	111,896	5,662,233
GEA Group AG	58,411	1,593,411
Hannover Rueck SE	14,710	2,199,819
HeidelbergCement AG	62,085	4,604,916
Henkel AG & Co. KGaA	23,150	2,001,863
HUGO BOSS AG	21,138	1,227,222
Infineon Technologies AG	134,313	2,407,320
Innogy SE	57,707	2,609,530
K+S AG	110,010	1,862,750
KION Group AG	15,665	852,565
Kloeckner & Co. SE	103,193	550,817
LANXESS AG	33,674	1,683,730
Leoni AG *	30,903	482,459
Merck KGaA	19,509	1,879,628
METRO AG	148,266	2,331,258
MTU Aero Engines AG	6,256	1,349,658
Muenchener Rueckversicherungs-Gesellschaft AG	47,978	11,553,633
OSRAM Licht AG	45,958	1,367,907
ProSiebenSat.1 Media SE	107,622	1,746,160
Rheinmetall AG	11,601	1,231,998
RTL Group S.A.	16,102	769,407
RWE AG	345,253	8,602,624
Salzgitter AG	36,504	946,583
SAP SE	105,973	13,039,611
Security	Number of Shares	Value ($)
Siemens AG	219,403	24,801,245
Symrise AG	12,663	1,183,350
Telefonica Deutschland Holding AG	287,896	805,571
ThyssenKrupp AG	147,713	1,865,786
Uniper SE	188,403	5,271,767
United Internet AG	19,973	713,334
Volkswagen AG	19,353	3,064,531
Vonovia SE	43,927	2,298,695
		315,586,510

Hong Kong 1.8%
AIA Group Ltd.	961,632	9,033,065
BOC Hong Kong Holdings Ltd.	612,008	2,349,509
China Mengniu Dairy Co., Ltd. *	398,164	1,454,923
CK Asset Holdings Ltd.	410,208	2,966,475
CK Hutchison Holdings Ltd.	470,565	4,444,247
CLP Holdings Ltd.	378,128	4,275,344
Galaxy Entertainment Group Ltd.	270,911	1,637,791
Hang Seng Bank Ltd.	94,766	2,375,027
Henderson Land Development Co., Ltd.	200,563	1,035,999
Hong Kong & China Gas Co., Ltd.	845,491	1,867,714
Hong Kong Exchanges & Clearing Ltd.	45,462	1,446,100
Hongkong Land Holdings Ltd.	189,716	1,236,948
Jardine Matheson Holdings Ltd.	46,918	3,011,197
Jardine Strategic Holdings Ltd.	45,537	1,700,351
Lenovo Group Ltd.	3,740,204	2,599,832
Li & Fung Ltd.	9,524,473	1,396,987
Link REIT	152,675	1,826,519
MTR Corp. Ltd.	279,058	1,706,619
New World Development Co., Ltd.	1,823,619	2,688,719
Noble Group Ltd. *(a)(b)	54,070,092	589,277
PCCW Ltd.	1,889,041	1,074,558
Sands China Ltd.	486,666	2,203,499
Sino Land Co., Ltd.	529,720	847,222
SJM Holdings Ltd.	1,151,892	1,275,219
Sun Hung Kai Properties Ltd.	303,886	4,809,899
Swire Pacific Ltd., Class A	234,504	2,775,567
Swire Pacific Ltd., Class B	436,862	824,631
Techtronic Industries Co., Ltd.	172,900	1,102,601
The Wharf Holdings Ltd.	633,521	1,620,052
Want Want China Holdings Ltd.	1,253,396	893,621
WH Group Ltd.	3,143,950	2,830,960
Wharf Real Estate Investment Co., Ltd.	110,840	757,024
Wheelock & Co., Ltd.	233,219	1,543,778
Yue Yuen Industrial Holdings Ltd.	454,518	1,272,445
		73,473,719

Ireland 0.1%
Bank of Ireland Group plc	187,236	1,001,920
Kerry Group plc, A Shares	16,531	1,906,607
		2,908,527

Israel 0.2%
Bank Hapoalim B.M.	225,507	1,635,892
Bank Leumi Le-Israel	201,057	1,356,007
Bezeq The Israeli Telecommunication Corp., Ltd.	1,729,554	1,071,616
Israel Chemicals Ltd.	297,150	1,501,229
Teva Pharmaceutical Industries Ltd. *	367,027	3,496,074
		9,060,818

Italy 3.1%
A2A S.p.A.	522,694	850,106
Assicurazioni Generali S.p.A.	421,555	7,382,277
Atlantia S.p.A.	137,317	3,436,812

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Banco BPM S.p.A. *	401,177	747,917
BPER Banca	226,259	853,214
CNH Industrial N.V.	336,293	2,922,286
Enel S.p.A.	4,048,374	25,127,975
Eni S.p.A.	1,740,515	26,338,996
EXOR N.V.	125,922	7,888,858
Fiat Chrysler Automobiles N.V.	598,755	7,631,694
Hera S.p.A.	300,314	1,087,629
Intesa Sanpaolo S.p.A.	4,854,622	9,920,397
Leonardo S.p.A.	143,956	1,594,870
Mediobanca S.p.A.	110,458	1,018,191
Pirelli & C S.p.A.	110,317	627,690
Poste Italiane S.p.A.	146,588	1,421,148
Prysmian S.p.A.	72,592	1,207,731
Saipem S.p.A. *	294,437	1,257,630
Saras S.p.A.	408,486	586,748
Snam S.p.A.	579,510	2,908,580
Telecom Italia S.p.A. *	10,003,729	4,902,740
Tenaris S.A.	142,210	1,671,877
Terna Rete Elettrica Nazionale S.p.A.	283,402	1,726,212
UniCredit S.p.A.	1,034,633	11,746,188
Unione di Banche Italiane S.p.A. (a)	498,920	1,272,619
Unipol Gruppo S.p.A.	319,747	1,471,917
		127,602,302

Japan 24.1%
Aeon Co., Ltd.	280,009	4,841,970
AGC, Inc.	111,046	3,574,541
Air Water, Inc.	71,501	1,065,518
Aisin Seiki Co., Ltd.	115,606	3,838,449
Ajinomoto Co., Inc.	174,853	2,974,474
Alfresa Holdings Corp.	104,098	2,622,225
Alps Alpine Co., Ltd.	88,738	1,471,134
Amada Holdings Co., Ltd.	105,896	1,092,365
ANA Holdings, Inc.	45,997	1,540,365
Asahi Group Holdings Ltd.	91,734	4,036,042
Asahi Kasei Corp.	472,098	4,865,555
Asics Corp.	68,782	758,930
Astellas Pharma, Inc.	461,329	6,214,079
Bandai Namco Holdings, Inc.	51,001	2,508,361
Bic Camera, Inc.	65,880	686,863
Bridgestone Corp.	316,641	11,837,401
Brother Industries Ltd.	107,266	1,840,539
Canon, Inc.	496,585	14,018,264
Casio Computer Co., Ltd.	71,608	798,686
Central Japan Railway Co.	45,609	9,512,464
Chubu Electric Power Co., Inc.	412,927	5,634,367
Chugai Pharmaceutical Co., Ltd.	18,925	1,261,957
Citizen Watch Co., Ltd.	152,220	702,392
Coca-Cola Bottlers Japan Holdings, Inc.	39,613	900,436
COMSYS Holdings Corp.	40,948	983,959
Concordia Financial Group Ltd.	299,718	1,148,355
Cosmo Energy Holdings Co., Ltd.	41,798	823,064
Dai Nippon Printing Co., Ltd.	192,128	4,167,271
Dai-ichi Life Holdings, Inc.	306,053	4,436,817
Daicel Corp.	139,069	1,184,792
Daido Steel Co., Ltd.	23,380	823,656
Daiichi Sankyo Co., Ltd.	128,071	6,198,601
Daikin Industries Ltd.	47,980	5,846,423
Daito Trust Construction Co., Ltd.	20,836	2,712,566
Daiwa House Industry Co., Ltd.	222,538	6,663,330
Daiwa Securities Group, Inc.	479,481	2,095,011
Denka Co., Ltd.	34,242	980,821
Denso Corp.	207,600	8,034,402
Dentsu, Inc.	52,216	1,707,270
DIC Corp.	51,752	1,260,733
Dowa Holdings Co., Ltd.	32,750	1,022,542
East Japan Railway Co.	120,334	11,426,604
Security	Number of Shares	Value ($)
Ebara Corp.	38,821	992,559
EDION Corp.	103,752	903,978
Eisai Co., Ltd.	32,737	1,924,571
Electric Power Development Co., Ltd.	85,835	1,882,322
FANUC Corp.	28,749	4,891,898
Fast Retailing Co., Ltd.	5,208	3,010,879
Fuji Electric Co., Ltd.	43,011	1,437,991
FUJIFILM Holdings Corp.	183,029	8,764,152
Fujikura Ltd.	258,558	852,533
Fujitsu Ltd.	112,757	7,638,294
Furukawa Electric Co., Ltd.	35,692	954,636
H2O Retailing Corp.	66,986	724,923
Hakuhodo DY Holdings, Inc.	91,193	1,434,563
Hankyu Hanshin Holdings, Inc.	60,406	2,175,339
Hanwa Co., Ltd.	48,126	1,221,600
Haseko Corp.	107,576	1,073,035
Hino Motors Ltd.	184,823	1,465,647
Hitachi Construction Machinery Co., Ltd.	39,981	932,000
Hitachi Ltd.	582,071	19,760,660
Hitachi Metals Ltd.	111,672	1,112,863
Hokuriku Electric Power Co. *	125,245	905,524
Honda Motor Co., Ltd.	1,142,463	27,894,722
Hoya Corp.	53,138	3,698,982
Ibiden Co., Ltd.	74,055	1,150,640
Idemitsu Kosan Co., Ltd.	123,411	3,495,177
IHI Corp.	54,154	1,208,521
Iida Group Holdings Co., Ltd.	84,764	1,344,357
Inpex Corp.	476,073	3,853,308
Isetan Mitsukoshi Holdings Ltd.	216,395	1,789,756
Isuzu Motors Ltd.	249,768	2,760,503
ITOCHU Corp.	516,558	9,510,471
J Front Retailing Co., Ltd.	148,319	1,550,468
Japan Airlines Co., Ltd.	18,004	565,947
Japan Display, Inc. *(a)	1,462,982	862,361
Japan Post Bank Co., Ltd.	112,794	1,155,210
Japan Post Holdings Co., Ltd.	507,737	5,620,998
Japan Tobacco, Inc.	394,558	9,057,663
JFE Holdings, Inc.	404,151	5,613,260
JGC Corp.	107,892	1,440,879
JSR Corp.	78,593	1,118,362
JTEKT Corp.	165,658	1,757,661
JXTG Holdings, Inc.	1,918,732	9,162,906
K's Holdings Corp.	119,811	1,139,901
Kajima Corp.	153,168	2,100,549
Kaneka Corp.	31,331	1,082,121
Kao Corp.	70,167	5,480,232
Kawasaki Heavy Industries Ltd.	92,547	2,073,837
Kawasaki Kisen Kaisha Ltd. *(a)	93,542	1,057,113
KDDI Corp.	675,337	17,344,483
Keio Corp.	26,169	1,745,002
Kewpie Corp.	48,879	1,094,403
Keyence Corp.	3,880	2,198,101
Kikkoman Corp.	27,153	1,126,634
Kinden Corp.	57,856	889,887
Kintetsu Group Holdings Co., Ltd.	43,695	2,092,692
Kirin Holdings Co., Ltd.	208,713	4,527,001
Kobe Steel Ltd.	342,534	2,123,190
Koito Manufacturing Co., Ltd.	27,228	1,263,911
Komatsu Ltd.	291,730	6,492,890
Konica Minolta, Inc.	286,408	2,527,091
Kubota Corp.	290,951	4,449,681
Kuraray Co., Ltd.	157,981	1,812,980
Kyocera Corp.	90,273	5,507,422
Kyushu Electric Power Co., Inc.	183,612	1,811,176
Kyushu Railway Co.	42,583	1,270,725
Leopalace21 Corp. *(a)	277,134	814,237
LIXIL Group Corp.	157,787	2,022,929
Makita Corp.	48,584	1,704,859
Marubeni Corp.	851,531	5,359,763

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Matsumotokiyoshi Holdings Co., Ltd.	26,459	781,037
Mazda Motor Corp.	513,865	5,023,879
Medipal Holdings Corp.	110,708	2,397,186
MEIJI Holdings Co., Ltd.	39,244	2,750,604
MINEBEA MITSUMI, Inc.	94,806	1,393,602
MISUMI Group, Inc.	34,980	825,087
Mitsubishi Chemical Holdings Corp.	721,709	4,728,083
Mitsubishi Corp.	376,708	9,829,277
Mitsubishi Electric Corp.	832,082	10,426,411
Mitsubishi Estate Co., Ltd.	201,619	3,708,341
Mitsubishi Gas Chemical Co., Inc.	77,198	963,420
Mitsubishi Heavy Industries Ltd.	193,090	8,470,529
Mitsubishi Materials Corp.	100,502	2,622,355
Mitsubishi Motors Corp.	363,458	1,713,935
Mitsubishi Tanabe Pharma Corp.	66,737	788,612
Mitsubishi UFJ Financial Group, Inc.	4,078,299	18,822,341
Mitsui & Co., Ltd.	705,780	10,904,407
Mitsui Chemicals, Inc.	93,899	2,064,351
Mitsui Fudosan Co., Ltd.	192,251	4,659,530
Mitsui Mining & Smelting Co., Ltd.	39,672	840,392
Mitsui OSK Lines Ltd.	90,831	1,937,505
Mizuho Financial Group, Inc.	7,868,302	11,138,457
MS&AD Insurance Group Holdings, Inc.	176,084	5,588,630
Murata Manufacturing Co., Ltd.	105,599	4,576,038
Nagase & Co., Ltd.	95,051	1,388,449
Nagoya Railroad Co., Ltd.	55,690	1,537,726
NEC Corp.	171,163	6,345,209
NGK Insulators Ltd.	88,052	1,195,382
NGK Spark Plug Co., Ltd.	70,025	1,232,492
NH Foods Ltd.	76,897	3,109,167
NHK Spring Co., Ltd.	115,466	848,647
Nichirei Corp.	39,200	958,202
Nidec Corp.	20,951	2,622,372
Nikon Corp.	145,796	1,995,421
Nintendo Co., Ltd.	6,903	2,460,475
Nippon Electric Glass Co., Ltd.	47,488	1,143,298
Nippon Express Co., Ltd.	41,935	2,236,276
Nippon Paper Industries Co., Ltd.	87,155	1,494,659
Nippon Shokubai Co., Ltd.	13,384	803,718
Nippon Steel Corp.	616,296	10,254,098
Nippon Steel Trading Corp.	18,040	695,348
Nippon Telegraph & Telephone Corp.	387,124	17,349,716
Nippon Yusen K.K.	192,705	2,916,089
Nissan Motor Co., Ltd.	1,396,658	9,449,551
Nisshin Seifun Group, Inc.	72,491	1,685,170
Nisshinbo Holdings, Inc.	91,660	636,534
Nissin Foods Holdings Co., Ltd.	17,266	1,046,376
Nitori Holdings Co., Ltd.	9,459	1,126,020
Nitto Denko Corp.	57,171	2,501,149
NOK Corp.	85,305	1,096,021
Nomura Holdings, Inc.	1,136,029	3,581,513
Nomura Real Estate Holdings, Inc.	50,898	1,047,259
NSK Ltd.	221,383	1,780,036
NTN Corp.	297,852	784,579
NTT Data Corp.	178,055	2,131,904
NTT DOCOMO, Inc.	436,013	10,021,372
Obayashi Corp.	259,720	2,387,295
Odakyu Electric Railway Co., Ltd.	57,684	1,423,837
Oji Holdings Corp.	415,716	2,159,464
Olympus Corp.	222,608	2,634,596
Omron Corp.	61,263	2,911,509
Ono Pharmaceutical Co., Ltd.	49,204	870,105
Oriental Land Co., Ltd.	15,092	1,841,759
ORIX Corp.	299,626	4,236,020
Osaka Gas Co., Ltd.	222,310	3,945,580
Otsuka Corp.	25,340	983,726
Otsuka Holdings Co., Ltd.	106,139	3,564,198
Pan Pacific International Holdings Corp.	20,108	1,244,538
Panasonic Corp.	1,098,300	8,747,961
Security	Number of Shares	Value ($)
Recruit Holdings Co., Ltd.	137,742	4,399,625
Renesas Electronics Corp. *	152,176	693,780
Resona Holdings, Inc.	600,503	2,543,600
Ricoh Co., Ltd.	471,422	4,576,365
Rohm Co., Ltd.	20,262	1,257,802
Ryohin Keikaku Co., Ltd.	3,634	658,354
San-Ai Oil Co., Ltd.	94,264	820,442
Santen Pharmaceutical Co., Ltd.	59,020	849,627
Secom Co., Ltd.	40,358	3,452,779
Sega Sammy Holdings, Inc.	73,721	874,535
Seiko Epson Corp.	150,624	2,219,649
Seino Holdings Co., Ltd.	94,842	1,207,199
Sekisui Chemical Co., Ltd.	172,157	2,532,210
Sekisui House Ltd.	304,623	4,886,032
Seven & i Holdings Co., Ltd.	274,713	9,275,596
SG Holdings Co., Ltd.	28,720	777,946
Shikoku Electric Power Co., Inc.	69,800	635,802
Shimadzu Corp.	40,540	1,015,974
Shimamura Co., Ltd.	14,515	1,109,597
Shimano, Inc.	10,708	1,641,088
Shimizu Corp.	220,990	1,801,300
Shin-Etsu Chemical Co., Ltd.	76,519	6,375,937
Shionogi & Co., Ltd.	31,480	1,722,231
Shiseido Co., Ltd.	36,462	2,630,503
Showa Denko K.K.	45,814	1,260,386
Skylark Holdings Co., Ltd.	61,112	1,079,556
SMC Corp.	7,452	2,455,059
Softbank Corp.	104,184	1,352,977
SoftBank Group Corp.	220,953	20,859,021
Sojitz Corp.	638,024	2,050,844
Sompo Holdings, Inc.	109,840	4,159,909
Sony Corp.	196,878	9,532,467
Stanley Electric Co., Ltd.	45,880	1,050,497
Subaru Corp.	320,715	7,449,627
Sumitomo Chemical Co., Ltd.	826,378	3,577,229
Sumitomo Corp.	417,432	6,030,321
Sumitomo Electric Industries Ltd.	501,535	6,058,145
Sumitomo Forestry Co., Ltd.	93,569	1,062,589
Sumitomo Heavy Industries Ltd.	51,016	1,618,698
Sumitomo Metal Mining Co., Ltd.	88,905	2,343,505
Sumitomo Mitsui Financial Group, Inc.	429,431	14,962,353
Sumitomo Mitsui Trust Holdings, Inc.	92,638	3,400,068
Sumitomo Realty & Development Co., Ltd.	65,910	2,432,433
Sumitomo Rubber Industries Ltd.	135,786	1,505,746
Suntory Beverage & Food Ltd.	35,038	1,457,026
Suzuken Co., Ltd.	48,412	2,982,973
Suzuki Motor Corp.	135,774	6,450,125
Sysmex Corp.	13,520	937,528
T&D Holdings, Inc.	170,293	1,780,960
Taiheiyo Cement Corp.	64,247	1,899,451
Taisei Corp.	58,970	2,153,498
Takashimaya Co., Ltd.	104,186	1,104,472
Takeda Pharmaceutical Co., Ltd.	256,151	8,655,934
TDK Corp.	39,184	2,670,611
Teijin Ltd.	100,422	1,639,864
Terumo Corp.	77,448	2,202,712
The Chugoku Electric Power Co., Inc.	161,365	2,019,756
The Kansai Electric Power Co., Inc.	321,100	3,742,593
The Yokohama Rubber Co., Ltd.	56,146	938,051
TIS, Inc.	23,632	1,175,342
Tobu Railway Co., Ltd.	56,150	1,634,207
Toho Gas Co., Ltd.	37,820	1,473,439
Toho Holdings Co., Ltd.	43,930	982,786
Tohoku Electric Power Co., Inc.	324,889	3,315,469
Tokio Marine Holdings, Inc.	153,904	7,655,865
Tokyo Electric Power Co. Holdings, Inc. *	1,794,147	9,220,668
Tokyo Electron Ltd.	20,337	2,770,290
Tokyo Gas Co., Ltd.	250,457	6,222,498
Tokyu Corp.	130,147	2,308,663

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokyu Fudosan Holdings Corp.	216,896	1,210,582
Toppan Printing Co., Ltd.	197,602	2,886,454
Toray Industries, Inc.	657,121	4,520,411
Toshiba Corp.	87,123	2,768,357
Tosoh Corp.	140,956	1,788,970
TOTO Ltd.	37,211	1,386,309
Toyo Seikan Group Holdings Ltd.	94,622	1,791,783
Toyo Suisan Kaisha Ltd.	33,682	1,315,327
Toyoda Gosei Co., Ltd.	54,435	952,080
Toyota Industries Corp.	57,199	2,944,899
Toyota Motor Corp.	1,091,700	64,189,848
Toyota Tsusho Corp.	161,908	4,674,940
TS Tech Co., Ltd.	33,830	827,873
Tsuruha Holdings, Inc.	9,630	772,529
Ube Industries Ltd.	63,967	1,226,022
Unicharm Corp.	45,821	1,375,369
West Japan Railway Co.	65,796	5,150,965
Yahoo Japan Corp.	367,520	1,059,487
Yakult Honsha Co., Ltd.	14,770	840,696
Yamada Denki Co., Ltd.	653,627	3,058,186
Yamaha Corp.	30,017	1,350,523
Yamaha Motor Co., Ltd.	119,795	2,055,520
Yamato Holdings Co., Ltd.	117,799	2,387,986
Yamazaki Baking Co., Ltd.	63,465	953,363
Yaskawa Electric Corp.	35,038	1,016,530
Yokogawa Electric Corp.	62,176	1,210,020
		984,586,561

Netherlands 2.2%
Aalberts N.V.	23,140	760,947
ABN AMRO Group N.V.	72,927	1,539,182
Aegon N.V.	802,188	3,661,489
Akzo Nobel N.V.	54,390	4,577,230
APERAM S.A.	24,898	585,699
ArcelorMittal	363,348	5,368,933
ASML Holding N.V.	23,638	4,459,533
ASR Nederland N.V.	37,196	1,407,621
Boskalis Westminster	46,106	1,037,326
Heineken Holding N.V.	29,082	2,871,307
Heineken N.V.	39,664	4,155,645
Koninklijke Ahold Delhaize N.V.	557,775	12,515,043
Koninklijke DSM N.V.	37,730	4,238,079
Koninklijke KPN N.V.	1,427,329	4,354,910
Koninklijke Philips N.V.	215,391	8,508,744
NN Group N.V.	69,204	2,623,537
Randstad N.V.	59,047	3,039,915
Signify N.V.	96,594	2,579,043
Unibail-Rodamco-Westfield	19,229	2,900,258
Unilever N.V. CVA	265,496	15,976,198
Wolters Kluwer N.V.	39,256	2,735,808
		89,896,447

New Zealand 0.1%
Contact Energy Ltd.	287,009	1,378,830
Fletcher Building Ltd.	572,035	1,957,626
Spark New Zealand Ltd.	721,706	1,794,744
		5,131,200

Norway 0.7%
DNB A.S.A.	217,923	3,694,391
Equinor A.S.A. (a)	520,905	9,979,239
Mowi A.S.A. *	89,744	2,081,169
Norsk Hydro A.S.A. (a)	581,783	2,035,036
Orkla A.S.A.	218,115	1,887,693
Seadrill Ltd. *	27,977	117,101
Subsea 7 S.A.	154,661	1,719,800
Security	Number of Shares	Value ($)
Telenor A.S.A. (a)	235,334	4,839,083
Yara International A.S.A.	96,936	4,162,587
		30,516,099

Poland 0.4%
Bank Polska Kasa Opieki S.A.	52,303	1,446,602
KGHM Polska Miedz S.A. *	83,286	2,059,630
PGE Polska Grupa Energetyczna S.A. *	598,302	1,437,526
Polski Koncern Naftowy Orlen S.A.	190,199	4,791,675
Polskie Gornictwo Naftowe i Gazownictwo S.A.	794,843	1,158,678
Powszechna Kasa Oszczednosci Bank Polski S.A.	134,971	1,380,787
Powszechny Zaklad Ubezpieczen S.A.	162,978	1,757,670
Tauron Polska Energia S.A. *	2,315,837	956,706
		14,989,274

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,326,913	4,818,906
Galp Energia, SGPS, S.A.	187,570	2,817,572
Jeronimo Martins, SGPS, S.A.	83,730	1,271,274
		8,907,752

Republic of Korea 4.9%
Amorepacific Corp.	4,149	623,622
CJ CheilJedang Corp.	3,634	855,938
CJ Corp.	11,110	946,901
Daelim Industrial Co., Ltd.	13,386	1,163,365
DB Insurance Co., Ltd.	22,749	1,174,795
Doosan Heavy Industries & Construction Co., Ltd. *	119,059	624,837
E-MART, Inc.	13,063	1,579,538
GS Holdings Corp.	28,642	1,204,941
Hana Financial Group, Inc.	88,736	2,704,775
Hankook Tire & Technology Co., Ltd.	39,041	1,147,397
Hanwha Chemical Corp.	41,447	718,684
Hanwha Corp.	39,436	846,074
Hyundai Engineering & Construction Co., Ltd.	31,454	1,357,575
Hyundai Glovis Co., Ltd.	11,960	1,631,959
Hyundai Heavy Industries Co., Ltd. *	20,967	2,068,706
Hyundai Marine & Fire Insurance Co., Ltd.	33,114	855,030
Hyundai Mobis Co., Ltd.	42,282	7,704,420
Hyundai Motor Co.	108,653	12,271,247
Hyundai Steel Co.	58,403	2,000,875
Hyundai Wia Corp.	26,260	864,382
Industrial Bank of Korea	107,879	1,254,618
KB Financial Group, Inc.	99,735	3,668,144
Kia Motors Corp.	273,673	9,042,768
Korea Electric Power Corp. *	288,274	6,293,664
Korea Gas Corp.	27,072	938,848
Korea Zinc Co., Ltd.	3,735	1,370,556
Korean Air Lines Co., Ltd.	38,270	1,013,871
KT&G Corp.	28,152	2,387,566
LG Chem Ltd.	16,008	4,476,164
LG Corp.	26,398	1,624,799
LG Display Co., Ltd. *	326,181	4,683,597
LG Electronics, Inc.	85,997	5,675,845
LG Household & Health Care Ltd.	774	830,609
LG Uplus Corp.	107,870	1,263,571
Lotte Chemical Corp.	7,362	1,594,925
Lotte Shopping Co., Ltd.	10,969	1,473,709
NAVER Corp.	11,170	1,045,810
POSCO	55,235	11,015,461
Posco International Corp.	48,588	701,750
S-Oil Corp.	18,357	1,287,102

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Samsung C&T Corp.	9,526	738,307
Samsung Electro-Mechanics Co., Ltd.	15,574	1,244,978
Samsung Electronics Co., Ltd.	1,704,870	60,842,199
Samsung Fire & Marine Insurance Co., Ltd.	12,458	2,834,930
Samsung Heavy Industries Co., Ltd. *	167,011	1,100,879
Samsung Life Insurance Co., Ltd.	20,128	1,365,641
Samsung SDI Co., Ltd.	6,772	1,242,491
Samsung SDS Co., Ltd.	6,333	1,100,790
Shinhan Financial Group Co., Ltd.	163,558	6,104,755
SK Holdings Co., Ltd.	8,913	1,732,605
SK Hynix, Inc.	125,894	6,903,080
SK Innovation Co., Ltd.	48,553	6,727,051
SK Networks Co., Ltd.	334,873	1,356,757
SK Telecom Co., Ltd.	2,435	512,190
Woongjin Coway Co., Ltd.	13,354	898,191
Woori Financial Group, Inc.	179,632	2,096,637
		200,789,919

Singapore 0.8%
CapitaLand Ltd.	499,072	1,167,589
ComfortDelGro Corp., Ltd.	780,209	1,394,496
DBS Group Holdings Ltd.	265,236	4,680,919
Golden Agri-Resources Ltd.	4,785,260	921,345
Hutchison Port Holdings Trust	4,117,129	926,354
Jardine Cycle & Carriage Ltd.	46,857	1,149,679
Keppel Corp., Ltd.	658,423	2,884,652
Oversea-Chinese Banking Corp., Ltd.	555,368	4,265,078
Sembcorp Industries Ltd.	508,453	890,305
Singapore Airlines Ltd.	256,096	1,695,088
Singapore Telecommunications Ltd.	2,194,516	5,102,228
United Overseas Bank Ltd.	209,691	3,580,295
Wilmar International Ltd.	1,192,872	2,851,418
		31,509,446

Spain 3.4%
Acerinox S.A.	70,235	662,447
ACS, Actividades de Construccion y Servicios S.A.	107,503	4,420,472
Aena SME S.A.	8,664	1,592,065
Amadeus IT Group S.A.	36,313	2,766,215
Banco Bilbao Vizcaya Argentaria S.A.	1,956,330	10,611,328
Banco de Sabadell S.A.	2,563,818	2,837,563
Banco Santander S.A.	8,267,811	36,410,711
Bankia S.A.	242,394	611,533
Bankinter S.A.	118,090	852,463
CaixaBank S.A.	607,531	1,867,172
Enagas S.A.	55,746	1,521,954
Endesa S.A.	191,443	4,759,493
Ferrovial S.A.	114,162	2,721,160
Ferrovial S.A. - Interim Shares *(b)	1,643	39,162
Grifols S.A.	43,504	1,114,040
Iberdrola S.A.	1,872,438	17,347,590
Industria de Diseno Textil S.A.	166,152	4,452,894
Mapfre S.A.	476,373	1,395,064
Naturgy Energy Group S.A.	137,207	3,903,451
Red Electrica Corp. S.A.	91,434	1,938,957
Repsol S.A.	715,509	11,529,357
Telefonica S.A.	3,049,099	24,389,150
		137,744,241

Sweden 2.0%
Alfa Laval AB	61,008	1,249,686
Assa Abloy AB, B Shares	148,813	2,895,827
Atlas Copco AB, A Shares	112,533	3,025,805
Atlas Copco AB, B Shares	70,558	1,707,383
BillerudKorsnas AB	69,384	830,374
Security	Number of Shares	Value ($)
Boliden AB	88,990	2,022,500
Boliden AB *	88,990	39,669
Electrolux AB, Series B	89,778	1,946,077
Epiroc AB, A Shares	92,697	861,596
Epiroc AB, B Shares	54,588	493,272
Essity AB, B Shares	113,662	3,326,069
Hennes & Mauritz AB, B Shares	533,456	7,959,353
Hexagon AB, B Shares	28,319	1,313,115
Husqvarna AB, B Shares	137,623	1,147,003
ICA Gruppen AB	29,717	1,181,224
Industrivarden AB, A Shares	6,414	131,957
Industrivarden AB, C Shares	17,781	358,153
Investor AB, A Shares	8,753	377,998
Investor AB, B Shares	27,302	1,177,028
Kinnevik AB, B Shares	12,082	307,217
Sandvik AB	247,454	3,810,405
Securitas AB, B Shares	115,739	1,912,323
Skandinaviska Enskilda Banken AB, A Shares	369,434	3,270,763
Skanska AB, B Shares	178,023	2,908,689
SKF AB, B Shares	147,413	2,284,644
SSAB AB, A Shares	107,786	330,588
SSAB AB, B Shares	287,850	792,123
Svenska Handelsbanken AB, A Shares	396,529	3,896,460
Swedbank AB, A Shares	250,130	3,571,709
Swedish Match AB	31,413	1,416,641
Tele2 AB, B Shares	176,682	2,433,805
Telefonaktiebolaget LM Ericsson, B Shares	1,203,042	11,563,725
Telia Co. AB	1,232,674	5,147,151
Trelleborg AB, B Shares	71,375	947,947
Volvo AB, B Shares	447,880	6,247,223
		82,885,502

Switzerland 5.8%
ABB Ltd.	563,756	10,298,769
Adecco Group AG	93,397	5,012,248
Alcon, Inc. *	85,117	4,927,537
Baloise Holding AG	9,958	1,649,354
Chocoladefabriken Lindt & Sprungli AG	10	745,638
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	101	658,707
Cie Financiere Richemont S.A.	108,476	7,952,498
Clariant AG *	52,244	947,648
Credit Suisse Group AG *	378,175	4,282,361
Geberit AG	3,984	1,750,290
Georg Fischer AG	1,065	898,926
Givaudan S.A.	1,219	3,212,774
Julius Baer Group Ltd. *	26,420	1,041,986
Kuehne & Nagel International AG	12,995	1,720,221
LafargeHolcim Ltd. *	155,685	7,440,252
Lonza Group AG *	5,290	1,621,948
Nestle S.A.	567,341	56,150,317
Novartis AG	429,494	36,764,362
Pargesa Holding S.A.	2,934	216,291
Roche Holding AG	127,397	33,323,210
Roche Holding AG, Bearer Shares	5,235	1,369,838
Schindler Holding AG	2,785	569,820
Schindler Holding AG, Participation Certificate	5,079	1,066,446
Schweizerische Nationalbank	377	1,930,258
SGS S.A.	849	2,139,698
Sika AG	17,551	2,598,145
Sonova Holding AG	5,261	1,166,903
Swiss Life Holding AG	6,288	2,848,776
Swiss Prime Site AG *	12,621	1,023,884
Swiss Re AG	134,801	12,731,615
Swisscom AG	7,849	3,742,487
The Swatch Group AG	12,185	585,839

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Swatch Group AG, Bearer Shares	9,070	2,269,642
UBS Group AG *	564,036	6,476,727
Zurich Insurance Group AG	44,302	14,305,602
		235,441,017

United Kingdom 15.7%
3i Group plc	161,021	2,133,013
Admiral Group plc	41,632	1,081,993
Aggreko plc	150,767	1,471,567
Anglo American plc	231,588	5,531,382
Antofagasta plc	117,491	1,159,214
Ashtead Group plc	80,458	1,891,283
Associated British Foods plc	109,692	3,412,153
AstraZeneca plc	233,986	17,202,446
Aviva plc	986,767	5,032,095
Babcock International Group plc	121,324	684,761
BAE Systems plc	923,709	5,267,034
Barclays plc	5,562,490	10,470,170
Barratt Developments plc	335,345	2,358,492
Bellway plc	35,191	1,215,763
Berkeley Group Holdings plc	37,098	1,634,671
BHP Group plc	671,238	15,098,221
BP plc	10,511,206	71,554,191
British American Tobacco plc	491,327	17,091,810
BT Group plc	4,167,061	10,176,591
Bunzl plc	66,157	1,763,577
Burberry Group plc	93,138	1,989,780
Capita plc *	968,211	1,368,603
Carnival plc	36,326	1,790,205
Centrica plc	4,036,602	4,758,048
Coca-Cola HBC AG *	40,200	1,445,053
Compass Group plc	290,130	6,547,497
CRH plc	63,708	1,980,941
Croda International plc	18,803	1,201,554
CYBG plc	157,545	363,383
DCC plc	28,029	2,349,295
Diageo plc	304,074	12,745,139
Direct Line Insurance Group plc	692,694	2,763,271
Dixons Carphone plc	938,898	1,368,587
Drax Group plc	290,957	1,081,097
DS Smith plc	314,352	1,252,021
easyJet plc	94,765	1,040,577
Experian plc	127,727	3,842,762
Ferguson plc *	77,453	5,002,139
Firstgroup plc *	1,651,582	2,400,147
Flutter Entertainment plc	3,089	219,119
G4S plc	586,994	1,548,500
GlaxoSmithKline plc	1,227,410	23,623,109
Glencore plc *	7,220,699	23,175,615
Greene King plc	152,093	1,223,417
Hays plc	485,466	908,032
Hiscox Ltd.	49,982	1,030,636
HSBC Holdings plc	4,978,806	40,481,873
IMI plc	85,184	972,735
Imperial Brands plc	319,241	7,705,411
Inchcape plc	263,683	1,947,548
Informa plc	183,900	1,800,062
ING Groep N.V.	965,867	10,434,865
Inmarsat plc	216,873	1,493,020
InterContinental Hotels Group plc	31,123	2,002,560
International Consolidated Airlines Group S.A.	314,429	1,787,738
Intertek Group plc	16,092	1,074,154
Investec plc	195,123	1,133,997
ITV plc	1,354,140	1,830,498
J Sainsbury plc	1,320,526	3,330,446
John Wood Group plc	218,062	1,075,195
Johnson Matthey plc	105,372	4,109,168
Security	Number of Shares	Value ($)
Kingfisher plc	1,896,213	5,112,181
Land Securities Group plc	134,652	1,406,261
Legal & General Group plc	1,370,314	4,431,850
Lloyds Banking Group plc	16,440,428	11,865,139
London Stock Exchange Group plc	19,499	1,298,624
Marks & Spencer Group plc	1,319,480	3,745,239
Meggitt plc	227,397	1,406,114
Micro Focus International plc	32,074	774,887
Mondi plc	103,782	2,145,232
National Grid plc (a)	1,420,371	14,192,986
Next plc	44,692	3,245,723
Pearson plc	256,788	2,547,169
Pennon Group plc	115,395	1,066,685
Persimmon plc	79,700	1,975,928
Prudential plc	380,478	7,564,971
Reckitt Benckiser Group plc	112,552	9,005,306
RELX plc	232,317	5,395,067
Rentokil Initial plc	217,433	1,027,697
Rio Tinto plc	337,620	19,304,450
Rolls-Royce Holdings plc *	501,860	5,439,881
Royal Dutch Shell plc, A Shares	526,261	16,323,796
Royal Dutch Shell plc, B Shares	1,765,807	55,050,783
Royal Mail plc	906,444	2,344,373
RPC Group plc	78,674	782,576
RSA Insurance Group plc	206,294	1,436,831
Severn Trent plc	77,223	1,936,904
Smith & Nephew plc	140,936	2,955,858
Smiths Group plc	101,544	1,843,639
Smurfit Kappa Group plc	22,238	616,633
SSE plc	497,646	6,764,707
St. James's Place plc	67,705	893,035
Standard Chartered plc	1,005,969	8,710,632
Standard Life Aberdeen plc	657,444	2,214,961
Tate & Lyle plc	189,042	1,720,775
Taylor Wimpey plc	1,066,245	2,220,787
Tesco plc	3,228,293	9,212,080
The British Land Co. plc	133,812	900,626
The Sage Group plc	209,822	1,975,513
The Weir Group plc	54,937	1,017,866
Travis Perkins plc	171,516	2,663,322
TUI AG	61,185	562,958
Unilever plc	182,343	11,116,640
United Utilities Group plc	222,101	2,232,210
Vodafone Group plc	14,816,738	24,169,204
Whitbread plc	36,643	2,138,358
William Hill plc	499,328	843,648
Wm Morrison Supermarkets plc	1,739,752	4,316,494
WPP plc	521,771	6,189,709
		640,534,532
Total Common Stock
(Cost $4,077,694,255)		4,007,328,856

Preferred Stock 1.0% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	35,100	2,073,025
FUCHS PETROLUB SE	18,754	730,194
Henkel AG & Co. KGaA	34,234	3,119,798
RWE AG	28,584	710,313
Volkswagen AG	116,772	18,152,423
		24,785,753

Italy 0.1%
Telecom Italia S.p.A. - RSP	5,284,989	2,464,684

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic of Korea 0.3%
Hyundai Motor Co., Ltd.	16,416	1,080,707
Hyundai Motor Co., Ltd. 2nd	28,900	2,079,713
LG Chem Ltd.	2,525	411,328
Samsung Electronics Co., Ltd.	300,560	8,782,843
		12,354,591

Spain 0.0%
Grifols S.A., B Shares	30,214	534,663

United Kingdom 0.0%
Rolls-Royce Holdings plc *(b)	33,982,801	42,832
Total Preferred Stock
(Cost $42,899,082)		40,182,523

Rights 0.0% of net assets

United Kingdom 0.0%
Marks & Spencer Group plc expires 06/12/19 *	263,896	129,720
Total Rights
(Cost $—)		129,720

Other Investment Companies 1.6% of net assets

United States 1.6%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	4,323,624	4,323,624
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	59,092,243	59,092,243
Total Other Investment Companies
(Cost $63,415,867)		63,415,867

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	332	30,177,140	(603,068)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $55,392,671.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,796,110,896	$—	$—	$3,796,110,896
Hong Kong	72,884,442	—	589,277	73,473,719
Spain	137,705,079	—	39,162	137,744,241
Preferred Stock[1]	40,139,691	—	—	40,139,691
United Kingdom	—	—	42,832	42,832
Rights[1]	129,720	—	—	129,720
Other Investment Companies[1]	63,415,867	—	—	63,415,867
Liabilities
Futures Contracts[2]	(603,068)	—	—	(603,068)
Total	$4,109,782,627	$—	$671,271	$4,110,453,898
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.0%
Adelaide Brighton Ltd.	446,150	1,270,463
ALS Ltd.	308,463	1,517,402
Ansell Ltd.	101,684	1,777,498
Ardent Leisure Group Ltd.	639,857	534,206
Aristocrat Leisure Ltd.	113,466	2,289,266
ASX Ltd.	50,220	2,635,715
Ausdrill Ltd.	173,254	175,857
AusNet Services	1,655,501	2,041,684
Australian Pharmaceutical Industries Ltd.	1,205,270	1,085,593
Automotive Holdings Group Ltd.	1,245,526	2,528,480
Bank of Queensland Ltd. (a)	369,721	2,372,052
Bapcor Ltd.	33,949	140,189
Beach Energy Ltd.	565,655	711,324
Bega Cheese Ltd. (a)	190,932	624,396
Breville Group Ltd.	88,444	1,034,380
carsales.com Ltd.	89,756	844,505
Challenger Ltd.	294,571	1,647,034
Charter Hall Retail REIT	170,661	522,632
Cleanaway Waste Management Ltd.	820,619	1,267,902
Cochlear Ltd.	11,914	1,651,996
Computershare Ltd.	214,582	2,479,868
Costa Group Holdings Ltd.	39,212	107,314
Cromwell Property Group	952,795	762,466
CSR Ltd.	804,821	2,224,904
Dexus	352,977	3,149,934
Domino's Pizza Enterprises Ltd.	4,144	112,291
DuluxGroup Ltd.	264,324	1,781,922
Eclipx Group Ltd.	93,860	72,835
Evolution Mining Ltd.	301,963	809,662
FlexiGroup Ltd.	168,216	210,953
Flight Centre Travel Group Ltd.	43,335	1,308,775
G.U.D. Holdings Ltd.	80,524	582,459
G8 Education Ltd.	446,997	919,814
Genworth Mortgage Insurance Australia Ltd.	497,604	930,865
GWA Group Ltd.	326,803	792,489
Harvey Norman Holdings Ltd. (a)	635,697	1,832,241
Healius Ltd.	1,001,574	2,192,852
Healthscope Ltd. (b)	1,363,858	2,329,299
Iluka Resources Ltd.	227,400	1,534,577
Independence Group NL	38,746	119,729
Inghams Group Ltd.	268,385	780,992
InvoCare Ltd.	67,471	730,660
IOOF Holdings Ltd.	352,230	1,293,425
IRESS Ltd.	72,162	680,465
James Hardie Industries plc	149,847	1,904,086
JB Hi-Fi Ltd. (a)	146,794	2,859,979
Link Administration Holdings Ltd.	124,523	515,066
MACA Ltd.	298,236	204,566
Magellan Financial Group Ltd.	6,844	205,939
McMillan Shakespeare Ltd.	50,240	450,078
Mineral Resources Ltd.	141,025	1,467,592
Monadelphous Group Ltd.	189,817	2,507,985
Security	Number of Shares	Value ($)
Myer Holdings Ltd. *	9,057,842	4,204,736
Navitas Ltd.	236,652	947,714
nib Holdings Ltd.	336,965	1,599,243
Nine Entertainment Co. Holdings Ltd.	1,400,866	2,018,827
Northern Star Resources Ltd.	144,803	974,173
NRW Holdings Ltd.	103,937	197,315
Nufarm Ltd.	312,103	851,988
Orora Ltd.	972,292	2,115,269
OZ Minerals Ltd.	280,846	1,755,149
Pact Group Holdings Ltd.	239,060	375,986
Pendal Group Ltd.	152,991	769,559
Perpetual Ltd.	35,842	993,573
Premier Investments Ltd.	64,554	771,975
Qantas Airways Ltd.	706,241	2,715,721
Qube Holdings Ltd.	628,747	1,228,469
REA Group Ltd.	2,172	133,903
Regis Resources Ltd.	232,496	716,828
Resolute Mining Ltd.	879,785	682,706
Sandfire Resources NL	158,663	676,067
Santos Ltd.	706,414	3,298,818
SEEK Ltd.	128,243	1,857,031
Seven Group Holdings Ltd.	75,635	983,093
Seven West Media Ltd. *	2,342,697	827,800
Sigma Healthcare Ltd.	4,843,897	1,761,949
Southern Cross Media Group Ltd.	909,678	784,687
St. Barbara Ltd.	80,522	142,822
Super Retail Group Ltd.	253,649	1,625,601
Sydney Airport	341,723	1,754,412
Tassal Group Ltd.	37,833	126,345
The GPT Group	636,962	2,541,998
The Star Entertainment Grp Ltd.	716,159	2,217,972
TPG Telecom Ltd.	184,695	804,906
Treasury Wine Estates Ltd.	201,329	2,099,336
Vicinity Centres	1,340,918	2,396,962
Vocus Group Ltd. *	48,150	153,126
Washington H Soul Pattinson & Co., Ltd.	30,575	472,824
Whitehaven Coal Ltd.	296,016	806,022
		112,913,561

Austria 0.6%
AT&S Austria Technologie & Systemtechnik AG	29,986	512,919
BAWAG Group AG *	23,328	986,792
CA Immobilien Anlagen AG	22,761	843,344
DO & Co. AG	1,365	115,146
EVN AG	8,988	129,604
IMMOFINANZ AG *	50,202	1,273,813
Lenzing AG	14,549	1,579,926
Oesterreichische Post AG	41,989	1,403,713
POLYTEC Holding AG	14,168	142,567
S IMMO AG	31,333	714,031
UNIQA Insurance Group AG	121,143	1,077,941
Verbund AG	35,996	1,797,024

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,064	1,050,945
Zumtobel Group AG *	66,732	442,459
		12,070,224

Belgium 1.2%
Ackermans & van Haaren N.V.	11,834	1,807,968
AGFA-Gevaert N.V. *	314,965	1,275,466
Barco N.V.	8,084	1,571,066
Befimmo S.A.	11,170	624,854
Bekaert S.A.	76,197	1,864,627
bpost S.A.	229,115	2,246,256
Cie d'Entreprises CFE	7,216	656,962
Cofinimmo S.A.	10,270	1,293,214
D'Ieteren S.A. N.V.	53,489	2,309,712
Econocom Group S.A. N.V.	33,854	119,891
Elia System Operator S.A. N.V.	19,145	1,329,123
Euronav N.V.	154,010	1,301,746
Gimv N.V.	2,748	164,442
Greenyard N.V. (a)	33,338	117,023
Melexis N.V.	2,859	199,917
Nyrstar N.V. *(a)	731,407	161,134
Ontex Group N.V.	77,018	1,308,832
Orange Belgium S.A.	51,656	980,871
Sofina S.A.	3,706	715,278
Telenet Group Holding N.V.	43,068	2,315,174
Tessenderlo Group S.A. *	27,515	892,245
		23,255,801

Canada 8.0%
Aecon Group, Inc.	118,341	1,531,019
Aimia, Inc. *	488,295	1,264,171
Alacer Gold Corp. *	55,432	166,882
Algonquin Power & Utilities Corp.	151,269	1,764,563
Allied Properties Real Estate Investment Trust	34,615	1,244,645
Altus Group Ltd.	6,460	141,299
Artis Real Estate Investment Trust	181,041	1,577,530
ATS Automation Tooling Systems, Inc. *	10,376	156,266
AutoCanada, Inc. (a)	84,143	682,156
Badger Daylighting Ltd.	5,088	179,937
Baytex Energy Corp. *	1,039,282	1,606,701
Birchcliff Energy Ltd.	67,216	155,125
BlackBerry Ltd. *	62,268	488,693
Boardwalk Real Estate Investment Trust (a)	35,117	1,056,705
Bombardier, Inc., B Shares *	352,543	529,375
Bonavista Energy Corp.	1,793,161	795,840
Bonterra Energy Corp.	77,842	328,204
Boyd Group Income Fund	1,908	232,830
BRP, Inc.	5,288	158,182
CAE, Inc.	129,643	3,305,566
Calfrac Well Services Ltd. *	72,404	114,612
Canadian Apartment Properties REIT	47,907	1,735,694
Canadian Utilities Ltd., Class A	118,143	3,329,572
Canadian Western Bank	57,072	1,195,983
Canfor Corp. *	105,023	683,632
Canfor Pulp Products, Inc.	10,176	84,079
CanWel Building Materials Group Ltd.	36,352	121,003
Capital Power Corp.	105,466	2,364,579
Cascades, Inc.	160,628	1,047,961
CCL Industries, Inc., Class B	46,668	2,125,415
Centerra Gold, Inc. *	275,973	1,580,021
CES Energy Solutions Corp.	277,589	449,678
Chartwell Retirement Residences	111,156	1,192,220
Chemtrade Logistics Income Fund	124,705	841,268
Security	Number of Shares	Value ($)
Choice Properties Real Estate Investment Trust	74,043	738,294
Chorus Aviation, Inc.	43,148	238,098
Cineplex, Inc.	80,345	1,387,718
Cogeco Communications, Inc.	12,519	858,430
Cogeco, Inc.	27,321	1,707,083
Colliers International Group, Inc.	10,453	643,773
Cominar Real Estate Investment Trust	249,087	2,260,742
Constellation Software, Inc.	2,718	2,353,013
Corus Entertainment, Inc., B Shares	261,709	1,248,630
Cott Corp.	92,821	1,207,723
Crombie Real Estate Investment Trust	98,059	1,075,682
Detour Gold Corp. *	76,434	720,862
Dream Global Real Estate Investment Trust	69,797	698,022
Dream Office Real Estate Investment Trust	119,106	2,074,818
Eldorado Gold Corp. *	256,533	954,480
Element Fleet Management Corp.	35,180	254,501
Emera, Inc.	35,485	1,365,959
Enerflex Ltd.	115,789	1,402,076
Enerplus Corp.	247,113	1,802,304
Ensign Energy Services, Inc.	482,163	1,818,945
Exchange Income Corp. (a)	35,134	941,827
Extendicare, Inc. (a)	142,926	870,095
First Capital Realty, Inc.	82,275	1,265,254
FirstService Corp.	9,720	880,689
Franco-Nevada Corp.	28,899	2,230,860
Frontera Energy Corp.	51,852	515,874
Genworth MI Canada, Inc.	34,663	1,055,095
Gluskin Sheff + Associates, Inc.	15,364	161,720
Granite Real Estate Investment Trust	17,229	769,882
Great Canadian Gaming Corp. *	23,049	722,721
Home Capital Group, Inc. *(a)	121,903	1,621,286
Horizon North Logistics, Inc.	91,820	129,047
Hudbay Minerals, Inc.	150,526	739,324
Hudson's Bay Co. (a)	273,422	1,302,491
IAMGOLD Corp. *	284,971	710,372
IGM Financial, Inc.	95,077	2,579,647
Innergex Renewable Energy, Inc.	54,614	570,419
Interfor Corp. *	78,486	661,259
Intertape Polymer Group, Inc.	55,252	758,954
Just Energy Group, Inc.	192,578	632,477
Kinross Gold Corp. *	812,992	2,658,055
Kirkland Lake Gold Ltd.	8,886	307,286
Laurentian Bank of Canada	33,046	1,045,719
Lundin Mining Corp.	340,378	1,520,736
Maple Leaf Foods, Inc.	98,202	2,208,256
Martinrea International, Inc.	197,967	1,432,145
Medical Facilities Corp. (a)	59,837	532,907
MEG Energy Corp. *	285,585	921,037
Morneau Shepell, Inc.	33,748	748,153
Mullen Group Ltd.	177,518	1,280,273
NFI Group, Inc.	33,438	832,302
Norbord, Inc.	35,866	700,394
Northland Power, Inc.	72,321	1,335,256
Northview Apartment Real Estate Investment Trust	30,085	592,843
OceanaGold Corp.	433,766	1,196,795
Pan American Silver Corp.	118,855	1,289,742
Parex Resources, Inc. *	68,452	1,035,464
Parkland Fuel Corp.	113,400	3,481,101
Pason Systems, Inc.	55,986	800,096
Peyto Exploration & Development Corp.	288,957	1,006,722
PrairieSky Royalty Ltd.	45,906	605,787
Precision Drilling Corp. *	807,104	1,474,626
Premium Brands Holdings Corp.	12,434	771,388
Quebecor, Inc., Class B	120,585	2,845,374
Restaurant Brands International, Inc.	36,097	2,375,316
Richelieu Hardware Ltd.	43,903	695,290

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ritchie Bros. Auctioneers, Inc.	34,410	1,147,933
Rogers Sugar, Inc.	136,148	589,145
Russel Metals, Inc.	133,597	2,109,842
Secure Energy Services, Inc.	224,562	1,161,098
SEMAFO, Inc. *	262,145	785,330
Seven Generations Energy Ltd., A Shares *	100,164	535,680
ShawCor Ltd.	126,054	1,615,886
Sherritt International Corp. *	692,406	99,874
SmartCentres Real Estate Investment Trust	78,106	1,886,931
Stantec, Inc.	83,514	1,934,802
Stella-Jones, Inc.	26,587	890,101
Superior Plus Corp.	250,644	2,274,874
The North West Co., Inc.	59,316	1,302,679
The Stars Group, Inc. *	31,958	529,284
TMX Group Ltd.	21,099	1,407,276
Toromont Industries Ltd.	42,176	1,853,448
Tourmaline Oil Corp.	126,628	1,611,067
Transcontinental, Inc., Class A	103,614	1,095,232
Trican Well Service Ltd. *	815,025	765,650
Turquoise Hill Resources Ltd. *	349,693	413,868
Uni-Select, Inc.	69,685	623,191
Vermilion Energy, Inc.	109,708	2,299,819
Western Forest Products, Inc. (a)	758,504	852,819
WestJet Airlines Ltd.	237,020	5,293,020
Westshore Terminals Investment Corp.	42,587	698,390
Wheaton Precious Metals Corp.	135,166	2,988,469
Whitecap Resources, Inc.	341,238	1,140,910
Winpak Ltd.	21,687	702,473
Yamana Gold, Inc.	818,739	1,641,233
		152,105,239

Denmark 1.2%
Chr Hansen Holding A/S	14,813	1,542,475
D/S Norden A/S	60,735	846,959
Demant A/S *	32,090	1,072,181
Dfds A/S	25,679	977,919
FLSmidth & Co. A/S	47,247	1,859,211
Genmab A/S *	807	138,188
GN Store Nord A/S	39,849	1,871,959
H. Lundbeck A/S	14,943	598,501
Jyske Bank A/S	45,045	1,706,685
Matas A/S	66,550	702,121
Nilfisk Holding A/S *	25,447	797,444
NKT A/S *(a)	49,054	745,921
Rockwool International A/S, B Shares	6,205	1,581,517
Royal Unibrew A/S	16,756	1,190,204
Scandinavian Tobacco Group A/S, Class A	79,271	962,904
Schouw & Co. A/S	14,494	1,065,435
SimCorp A/S	9,267	901,635
Spar Nord Bank A/S	18,781	165,354
Sydbank A/S	62,420	1,170,855
Topdanmark A/S	14,047	752,527
Tryg A/S	76,907	2,403,182
		23,053,177

Finland 1.3%
Aktia Bank Oyj	12,595	117,756
Cargotec Oyj, B Shares	57,002	1,870,034
Caverion Oyj	145,262	971,236
Cramo Oyj	62,790	1,255,263
DNA Oyj	37,977	886,174
Finnair Oyj	74,720	532,475
Huhtamaki Oyj	74,737	2,838,291
Kemira Oyj	118,559	1,623,709
Konecranes Oyj	48,212	1,652,583
Metsa Board Oyj	155,854	707,208
Security	Number of Shares	Value ($)
Orion Oyj, Class B	99,045	3,231,657
Outotec Oyj *	183,023	668,146
Ramirent Oyj	108,908	629,260
Sanoma Oyj	125,961	1,134,848
Tieto Oyj	77,918	2,188,064
Tokmanni Group Corp.	13,769	113,542
Uponor Oyj	67,483	664,765
Valmet Oyj	87,123	2,005,787
YIT Oyj	180,701	998,766
		24,089,564

France 4.2%
Aeroports de Paris	11,165	1,906,071
Albioma S.A.	30,207	720,349
ALD S.A. (a)	164,554	2,497,510
Altarea S.C.A.	863	166,371
Alten S.A.	16,807	1,701,519
Altran Technologies S.A.	161,957	1,905,835
Amundi S.A.	27,568	1,784,856
Beneteau S.A.	10,625	119,347
BioMerieux	13,227	1,078,195
Bonduelle S.C.A.	5,545	171,778
Cie Plastic Omnium S.A.	57,879	1,328,648
Coface S.A.	88,232	858,837
Covivio	25,103	2,626,715
Dassault Aviation S.A.	694	863,842
Derichebourg S.A.	195,626	668,811
Edenred	77,571	3,535,447
Elior Group S.A.	181,254	2,122,814
Elis S.A.	104,645	1,749,168
Eramet	6,590	371,731
Eurofins Scientific SE (a)	2,221	1,007,808
Euronext N.V.	27,101	1,923,740
Europcar Mobility Group (a)	89,161	606,572
Fnac Darty S.A. *	16,582	1,260,210
Gaztransport Et Technigaz S.A.	8,088	734,548
Gecina S.A.	14,858	2,119,298
Getlink SE	203,214	3,127,296
ICADE	26,150	2,216,117
Imerys S.A.	41,545	1,798,124
Ipsen S.A.	7,881	938,817
IPSOS	54,158	1,487,652
JCDecaux S.A.	51,858	1,444,699
Kaufman & Broad S.A.	18,141	646,894
Korian S.A.	36,164	1,435,463
Latecoere SACA *	132,895	420,580
LISI	19,858	584,199
Maisons du Monde S.A.	24,136	485,472
Mercialys S.A.	51,037	629,585
Mersen S.A.	4,493	148,451
Metropole Television S.A.	81,261	1,456,096
Neopost S.A.	92,507	2,021,501
Nexans S.A.	63,228	1,805,842
Nexity S.A.	40,639	1,787,894
Orpea	15,351	1,743,141
Remy Cointreau S.A.	7,990	1,095,150
Rothschild & Co.	5,369	157,351
SEB S.A.	14,693	2,395,391
Societe BIC S.A.	29,771	2,318,955
Solocal Group *(a)	453,992	381,706
Sopra Steria Group	10,877	1,235,108
SPIE S.A.	143,751	2,466,910
Tarkett S.A.	57,925	1,225,780
Technicolor S.A. *	1,702,741	1,821,552
Television Francaise 1 S.A.	182,495	1,735,706
Trigano S.A.	1,389	104,711
Ubisoft Entertainment S.A. *	26,849	2,194,872
Vallourec S.A. *(a)	755,317	1,711,993

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vicat S.A.	23,712	1,181,129
Vilmorin & Cie S.A.	10,015	558,011
		78,592,168

Germany 3.5%
1&1 Drillisch AG	4,328	131,955
Aareal Bank AG	53,525	1,565,100
alstria Office REIT-AG	10,137	158,033
Aroundtown S.A.	21,207	179,651
Axel Springer SE	31,309	1,938,094
Bauer AG	34,935	901,225
BayWa AG	55,134	1,557,468
Bechtle AG	20,876	2,340,275
Bertrandt AG	6,084	427,122
Bilfinger SE	81,020	2,455,742
CANCOM SE	19,868	962,200
Carl Zeiss Meditec AG	2,112	198,283
CECONOMY AG *	282,745	1,594,289
Cewe Stiftung & Co. KGaA	1,473	135,419
CTS Eventim AG & Co., KGaA	16,912	756,851
Deutsche Euroshop AG	24,704	733,370
Deutz AG	188,269	1,554,600
Dialog Semiconductor plc *	72,626	2,306,528
DMG Mori AG	12,263	582,141
Duerr AG	42,798	1,447,451
DWS Group GmbH & Co. KGaA	5,932	195,005
ElringKlinger AG *	83,247	520,419
Fielmann AG	14,359	1,005,660
Fraport AG Frankfurt Airport Services Worldwide	25,913	2,035,769
Gerresheimer AG	23,116	1,643,445
Grand City Properties S.A.	7,493	192,046
GRENKE AG	1,674	159,494
Hamburger Hafen und Logistik AG	7,061	167,283
Hapag-Lloyd AG	36,891	1,179,842
Heidelberger Druckmaschinen AG *	370,264	542,987
Hella GmbH & Co. KGaA	56,481	2,608,218
HOCHTIEF AG	18,484	2,195,709
Hornbach Holding AG & Co. KGaA	27,481	1,358,150
Indus Holding AG	22,350	985,021
Jenoptik AG	22,418	695,735
Knorr-Bremse AG	4,003	439,606
Koenig & Bauer AG	3,268	127,022
Krones AG	15,005	1,172,130
LEG Immobilien AG	18,893	2,250,610
Nordex SE *	91,790	1,301,080
Norma Group SE	18,585	721,957
Pfeiffer Vacuum Technology AG	4,013	565,247
Puma SE	3,844	2,229,594
QIAGEN N.V. *	11,621	442,367
Rational AG	189	119,944
Rhoen-Klinikum AG	38,857	1,101,993
SAF-Holland S.A.	58,096	598,838
Scout24 AG	36,800	1,823,219
Siemens Healthineers AG	9,351	363,147
Siltronic AG	8,950	610,574
Sixt SE	9,738	986,948
Software AG	33,364	1,089,350
Stabilus S.A.	2,928	123,661
Stroeer SE & CO. KGaA	2,587	172,681
Suedzucker AG	207,190	3,206,954
TAG Immobilien AG *	51,771	1,211,511
Takkt AG	44,491	623,698
Talanx AG *	47,588	1,885,736
TLG Immobilien AG	21,224	620,838
Wacker Chemie AG	17,155	1,354,608
Wacker Neuson SE	30,750	712,738
Security	Number of Shares	Value ($)
Wirecard AG	7,617	1,189,170
Zalando SE *	27,933	1,106,259
		65,562,060

Hong Kong 3.8%
AAC Technologies Holdings, Inc.	278,209	1,479,656
ASM Pacific Technology Ltd.	170,034	1,649,258
BOC Aviation Ltd.	94,331	786,237
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Cafe de Coral Holdings Ltd.	367,958	903,874
Cathay Pacific Airways Ltd.	989,643	1,408,628
China Harmony New Energy Auto Holding Ltd.	1,705,990	583,129
China Travel International Investment Hong Kong Ltd.	2,140,666	436,840
Chow Tai Fook Jewellery Group Ltd.	1,354,639	1,157,582
CITIC Telecom International Holdings Ltd.	1,713,394	629,366
CK Infrastructure Holdings Ltd.	82,392	636,286
Dah Sing Financial Holdings Ltd.	106,389	496,628
Dairy Farm International Holdings Ltd.	190,789	1,459,536
Esprit Holdings Ltd. *	9,994,666	2,001,343
First Pacific Co., Ltd.	6,495,236	2,634,362
Fortune Real Estate Investment Trust	132,524	174,433
Giordano International Ltd.	1,774,112	798,747
Global Brands Group Holding Ltd. *	7,871,861	692,756
Haitong International Securities Group Ltd.	402,932	119,741
Hang Lung Group Ltd.	894,032	2,388,859
Hang Lung Properties Ltd.	1,284,288	2,702,712
Huabao International Holdings Ltd.	277,804	116,216
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,904,113	446,852
Hysan Development Co., Ltd.	223,518	1,163,124
IGG, Inc.	81,644	96,737
Johnson Electric Holdings Ltd.	445,274	846,188
K Wah International Holdings Ltd.	1,460,149	845,486
Kerry Logistics Network Ltd.	626,538	1,018,053
Kerry Properties Ltd.	627,353	2,380,414
L'Occitane International S.A.	426,296	760,102
Lifestyle International Holdings Ltd.	331,660	485,611
Luk Fook Holdings International Ltd.	546,497	1,752,989
Man Wah Holdings Ltd.	1,378,188	548,424
Melco International Development Ltd.	388,951	778,840
MGM China Holdings Ltd.	521,328	804,544
Minth Group Ltd.	347,008	1,004,659
MMG Ltd. *	1,681,486	512,560
NagaCorp Ltd.	122,984	140,700
NewOcean Energy Holdings Ltd. *	818,620	195,244
Nexteer Automotive Group Ltd.	180,260	220,711
NWS Holdings Ltd.	1,059,401	2,088,927
Pacific Basin Shipping Ltd.	3,937,273	687,970
Pacific Textiles Holdings Ltd.	802,479	651,968
Pou Sheng International Holdings Ltd.	3,997,694	922,872
Power Assets Holdings Ltd.	244,436	1,689,732
PRADA S.p.A.	424,618	1,191,447
Road King Infrastructure Ltd.	360,509	731,083
Sa Sa International Holdings Ltd.	1,376,819	386,325
Samsonite International S.A. *	681,666	1,399,752
Semiconductor Manufacturing International Corp. *	2,042,634	2,456,720
Shangri-La Asia Ltd.	602,046	767,862
Shougang Fushan Resources Group Ltd.	4,132,506	859,122
Shui On Land Ltd.	3,980,103	903,582
SITC International Holdings Co., Ltd.	916,355	933,822
SmarTone Telecommunications Holdings Ltd.	775,209	761,313
Sun Art Retail Group Ltd.	2,268,046	1,978,616

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swire Properties Ltd.	386,244	1,591,174
Television Broadcasts Ltd.	525,497	882,022
The Bank of East Asia Ltd.	666,203	2,073,241
The Hongkong & Shanghai Hotels Ltd.	475,363	672,980
Tingyi Cayman Islands Holding Corp.	1,737,555	2,823,329
Towngas China Co., Ltd. *	154,784	116,672
Truly International Holdings Ltd. *	5,853,050	836,091
Uni-President China Holdings Ltd.	1,046,355	1,111,674
Value Partners Group Ltd.	174,936	114,236
Vitasoy International Holdings Ltd.	216,191	1,159,464
VSTECS Holdings Ltd.	1,669,292	913,362
VTech Holdings Ltd.	193,239	1,601,997
Wynn Macau Ltd.	778,246	1,661,598
Xinyi Glass Holdings Ltd.	1,303,885	1,305,457
Xinyi Solar Holdings Ltd.	375,348	205,852
		72,737,689

Ireland 0.4%
AIB Group plc	91,791	376,622
C&C Group plc	275,165	1,117,667
Glanbia plc	110,109	1,829,457
Irish Continental Group plc	110,728	550,935
Kingspan Group plc	52,142	2,711,153
Total Produce plc	589,888	1,058,320
		7,644,154

Israel 0.9%
Azrieli Group Ltd.	15,275	911,482
Cellcom Israel Ltd. *	27,122	102,412
Clal Insurance Enterprises Holdings Ltd. *	11,134	176,146
Delek Group Ltd.	2,020	358,547
El Al Israel Airlines *	514,637	119,858
Elbit Systems Ltd.	12,714	1,822,193
First International Bank of Israel Ltd. *	32,476	784,107
Gazit-Globe Ltd.	112,401	912,046
Harel Insurance Investments & Financial Services Ltd.	28,028	212,979
Israel Discount Bank Ltd., A Shares	753,209	2,893,923
Mizrahi Tefahot Bank Ltd. *	67,441	1,484,810
Nice Ltd. *	15,738	2,180,990
Oil Refineries Ltd. *	860,363	423,281
Partner Communications Co., Ltd. *	137,148	625,599
Paz Oil Co., Ltd.	4,326	602,125
Phoenix Holdings Ltd.	27,837	172,629
Shikun & Binui Ltd. *	86,382	244,989
Shufersal Ltd.	24,375	162,715
The Israel Corp., Ltd. *	7,703	1,709,301
Tower Semiconductor Ltd. *	63,627	965,401
		16,865,533

Italy 2.3%
ACEA S.p.A.	54,376	1,008,283
Amplifon S.p.A.	35,452	784,588
Anima Holding S.p.A.	231,123	697,966
Astaldi S.p.A. *(a)	842,518	584,440
ASTM S.p.A.	48,372	1,312,007
Autogrill S.p.A.	145,762	1,478,112
Azimut Holding S.p.A. (a)	103,396	1,713,888
Banca Carige S.p.A. *(a)(b)	136,245,279	170,803
Banca Generali S.p.A.	34,467	865,723
Banca IFIS S.p.A.	6,499	82,561
Banca Mediolanum S.p.A.	186,364	1,239,818
Banca Monte dei Paschi di Siena S.p.A. *	167,662	195,055
Banca Popolare di Sondrio Scarl	729,914	1,688,576
Brembo S.p.A.	97,652	1,045,746
Buzzi Unicem S.p.A.	84,060	1,642,543
Security	Number of Shares	Value ($)
Cerved Group S.p.A.	115,705	1,016,015
Danieli & C Officine Meccaniche S.p.A.	29,664	505,758
Davide Campari-Milano S.p.A.	146,268	1,425,380
De'Longhi S.p.A.	42,612	838,580
DiaSorin S.p.A.	6,443	657,307
Enav S.p.A.	199,652	1,079,039
ERG S.p.A.	63,629	1,234,456
Esprinet S.p.A.	141,798	458,237
Ferrari N.V.	16,172	2,299,514
Fincantieri S.p.A. *	109,084	111,955
FinecoBank Banca Fineco S.p.A.	101,250	1,046,592
IMA Industria Macchine Automatiche S.p.A.	2,097	162,407
Infrastrutture Wireless Italiane S.p.A.	18,356	164,970
Interpump Group S.p.A.	28,380	827,317
Iren S.p.A.	700,795	1,730,543
Italgas S.p.A.	409,448	2,586,129
MARR S.p.A.	24,727	557,979
Mediaset S.p.A. *(a)	610,114	1,780,607
Moncler S.p.A.	29,369	1,080,003
OVS S.p.A. *(a)	592,150	987,814
Piaggio & C S.p.A.	55,894	160,946
Recordati S.p.A.	35,737	1,473,471
Salini Impregilo S.p.A *(a)	387,953	752,229
Salvatore Ferragamo Italia S.p.A.	32,434	674,064
Societa Cattolica di Assicurazioni SC	191,126	1,543,049
Societa Iniziative Autostradali e Servizi S.p.A.	71,706	1,244,929
Tod's S.p.A. (a)	16,102	781,609
UnipolSai Assicurazioni S.p.A.	756,085	1,838,430
		43,529,438

Japan 34.0%
ABC-Mart, Inc.	21,001	1,311,414
Acom Co., Ltd.	42,612	142,858
Adastria Co., Ltd.	71,200	1,750,900
ADEKA Corp.	140,645	1,967,670
Advantest Corp.	54,091	1,270,883
Aeon Delight Co., Ltd.	25,519	736,837
AEON Financial Service Co., Ltd.	78,623	1,257,823
Aeon Mall Co., Ltd.	98,335	1,444,571
Ahresty Corp.	34,780	166,572
Aica Kogyo Co., Ltd.	41,026	1,358,402
Aichi Steel Corp.	35,716	1,044,424
Aida Engineering Ltd.	91,892	611,908
Ain Holdings, Inc.	16,838	1,287,178
Aisan Industry Co., Ltd.	107,755	667,917
Alconix Corp.	16,300	202,371
Alpen Co., Ltd.	39,354	586,821
Amano Corp.	62,199	1,615,484
Anritsu Corp. (a)	77,777	1,245,005
AOKI Holdings, Inc.	74,502	704,021
Aoyama Trading Co., Ltd.	84,917	1,638,509
Aozora Bank Ltd.	83,231	2,022,994
Arata Corp.	36,102	1,250,228
Arcland Sakamoto Co., Ltd.	54,790	670,651
Arcs Co., Ltd.	98,068	1,913,941
Asahi Diamond Industrial Co., Ltd.	86,319	514,376
Asahi Holdings, Inc.	47,164	913,524
ASKUL Corp.	23,468	582,728
Autobacs Seven Co., Ltd.	111,001	1,725,717
Avex, Inc.	67,469	834,546
Axial Retailing, Inc.	26,916	985,412
Azbil Corp.	115,542	2,715,756
Belc Co., Ltd.	11,718	555,816
Belluna Co., Ltd.	24,090	169,068
Benesse Holdings, Inc.	87,262	2,031,760
BML, Inc.	22,014	623,468

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bunka Shutter Co., Ltd.	108,918	826,603
Calbee, Inc.	52,598	1,492,073
Canon Electronics, Inc.	32,549	521,923
Canon Marketing Japan, Inc.	94,536	2,019,148
Capcom Co., Ltd.	48,357	994,976
Cawachi Ltd.	48,116	816,742
Central Glass Co., Ltd.	85,658	1,886,330
Chiyoda Co., Ltd.	48,736	729,413
Chiyoda Corp. *(a)	391,265	1,045,055
Chubu Shiryo Co., Ltd.	27,548	289,498
Chudenko Corp.	34,142	694,318
Chugoku Marine Paints Ltd.	82,569	711,808
CKD Corp.	71,555	637,289
Cocokara fine, Inc.	35,902	1,392,102
Colowide Co., Ltd.	6,224	120,152
CONEXIO Corp.	10,176	120,434
Cosmos Pharmaceutical Corp.	5,814	918,888
Create SD Holdings Co., Ltd.	23,140	501,056
Credit Saison Co., Ltd.	205,164	2,210,839
CyberAgent, Inc.	42,248	1,626,494
Daido Metal Co., Ltd.	74,756	455,800
Daifuku Co., Ltd.	33,232	1,674,226
Daihen Corp.	29,894	781,388
Daiho Corp.	26,716	677,158
Daiichikosho Co., Ltd.	33,671	1,549,037
Daikyonishikawa Corp.	88,508	659,479
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	28,787	758,285
Daio Paper Corp. (a)	108,195	1,249,611
Daiseki Co., Ltd.	28,284	703,355
Daiwabo Holdings Co., Ltd.	36,963	1,550,693
DCM Holdings Co., Ltd.	214,104	2,135,617
DeNA Co., Ltd.	133,540	2,696,014
Descente Ltd.	34,931	589,717
Dexerials Corp.	79,240	503,574
Disco Corp.	11,721	1,637,647
DMG Mori Co., Ltd.	67,799	844,248
Doshisha Co., Ltd.	39,874	625,424
Doutor Nichires Holdings Co., Ltd.	46,770	901,585
DTS Corp.	19,932	810,498
Duskin Co., Ltd.	65,772	1,721,006
DyDo Group Holdings, Inc.	15,179	629,109
Eagle Industry Co., Ltd.	52,024	483,944
Earth Corp.	14,616	671,064
Eizo Corp.	19,125	698,417
Exedy Corp.	63,775	1,255,235
Ezaki Glico Co., Ltd.	47,554	2,259,992
F-Tech, Inc.	13,456	88,116
FamilyMart UNY Holdings Co., Ltd.	87,226	2,101,618
Fancl Corp.	28,742	777,219
FCC Co., Ltd.	49,728	1,000,743
Feed One Co., Ltd.	108,020	177,090
Foster Electric Co., Ltd.	92,962	1,309,987
FP Corp.	15,034	879,262
Fuji Co., Ltd.	52,934	856,597
Fuji Corp.	75,482	829,381
Fuji Media Holdings, Inc.	18,744	254,639
Fuji Oil Co., Ltd.	289,727	693,797
Fuji Oil Holdings, Inc.	41,527	1,258,336
Fuji Seal International, Inc.	28,956	1,006,759
Fuji Soft, Inc.	22,523	961,493
Fujimori Kogyo Co., Ltd.	27,823	710,854
Fujitec Co., Ltd.	125,202	1,635,150
Fujitsu General Ltd.	83,896	1,191,505
Fukuoka Financial Group, Inc.	107,732	1,846,551
Fukuyama Transporting Co., Ltd.	34,661	1,238,634
Funai Electric Co., Ltd. *	92,197	594,408
Furukawa Co., Ltd.	63,149	765,989
Futaba Corp.	40,860	518,959
Security	Number of Shares	Value ($)
Futaba Industrial Co., Ltd.	185,551	917,715
Fuyo General Lease Co., Ltd.	10,678	520,254
G-Tekt Corp.	56,369	766,297
Geo Holdings Corp.	103,424	1,302,147
Glory Ltd.	87,039	2,151,625
Gree, Inc.	253,851	1,150,308
GS Yuasa Corp.	118,823	2,124,204
GungHo Online Entertainment, Inc.	853,045	2,639,863
Gunze Ltd.	25,348	1,061,079
H-One Co., Ltd.	13,356	87,215
Hakuto Co., Ltd.	11,548	121,995
Hamakyorex Co., Ltd.	19,027	633,503
Hamamatsu Photonics K.K.	51,348	1,844,414
Happinet Corp.	13,556	167,179
Hazama Ando Corp.	262,189	1,716,936
Heiwa Corp.	66,450	1,361,743
Heiwa Real Estate Co., Ltd.	6,996	135,442
Heiwado Co., Ltd.	65,175	1,147,128
Hikari Tsushin, Inc.	9,911	2,010,041
Hirose Electric Co., Ltd.	23,090	2,530,702
HIS Co., Ltd.	37,953	1,111,587
Hisamitsu Pharmaceutical Co., Inc.	35,312	1,418,009
Hitachi Capital Corp.	33,505	709,445
Hitachi Chemical Co., Ltd.	161,648	4,326,494
Hitachi High-Technologies Corp.	75,079	3,198,161
Hitachi Transport System Ltd.	56,472	1,677,386
Hitachi Zosen Corp.	474,658	1,560,699
Hokkaido Electric Power Co., Inc.	321,487	1,738,088
Hokuetsu Corp.	294,991	1,458,993
Hokuhoku Financial Group, Inc.	134,834	1,447,999
Horiba Ltd.	28,285	1,320,792
Hoshizaki Corp.	26,476	2,004,446
Hosiden Corp.	156,085	1,581,335
House Foods Group, Inc.	54,427	2,218,185
Hulic Co., Ltd.	130,519	1,036,218
IDOM, Inc. (a)	134,563	335,865
Iino Kaiun Kaisha Ltd.	153,443	491,809
Inaba Denki Sangyo Co., Ltd.	48,479	1,924,425
Inabata & Co., Ltd.	153,951	1,912,778
Internet Initiative Japan, Inc.	38,125	731,424
Iriso Electronics Co., Ltd.	3,044	138,497
Iseki & Co., Ltd.	42,570	564,594
Ishihara Sangyo Kaisha Ltd.	61,970	578,177
Ito En Ltd.	47,202	2,234,569
Itochu Enex Co., Ltd.	164,641	1,272,243
Itochu Techno-Solutions Corp.	78,568	1,950,903
Itoham Yonekyu Holdings, Inc.	388,131	2,359,350
Iwatani Corp.	80,007	2,619,617
Izumi Co., Ltd.	38,077	1,627,237
Jaccs Co., Ltd.	36,312	634,436
Jafco Co., Ltd.	23,536	841,075
Japan Airport Terminal Co., Ltd.	24,965	947,325
Japan Aviation Electronics Industry Ltd.	78,268	1,094,274
Japan Exchange Group, Inc.	156,837	2,432,544
Japan Petroleum Exploration Co., Ltd.	66,466	1,390,231
Japan Post Insurance Co., Ltd.	59,047	1,126,828
Japan Pulp & Paper Co., Ltd.	35,612	1,243,099
Joshin Denki Co., Ltd.	53,498	1,079,075
Joyful Honda Co., Ltd.	119,956	1,362,245
Juki Corp.	12,484	105,667
JVC Kenwood Corp.	444,617	945,950
Kadokawa Dwango *	91,363	1,213,405
Kaga Electronics Co., Ltd.	54,306	793,270
Kagome Co., Ltd.	58,940	1,378,298
Kakaku.com, Inc.	36,997	750,333
Kaken Pharmaceutical Co., Ltd.	30,702	1,453,449
Kameda Seika Co., Ltd.	11,918	527,433
Kamigumi Co., Ltd.	132,760	3,135,129
Kanamoto Co., Ltd.	38,336	851,283

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kandenko Co., Ltd.	163,091	1,321,852
Kanematsu Corp.	200,167	2,260,232
Kansai Paint Co., Ltd.	141,930	2,688,925
Kasai Kogyo Co., Ltd.	99,616	684,444
Kato Sangyo Co., Ltd.	66,906	2,079,740
Kato Works Co., Ltd.	5,488	97,048
Keihan Holdings Co., Ltd.	64,208	2,770,569
Keihin Corp.	109,445	1,422,306
Keikyu Corp.	157,026	2,659,644
Keisei Electric Railway Co., Ltd.	65,784	2,459,894
KH Neochem Co., Ltd.	23,276	623,409
Kintetsu World Express, Inc.	52,801	688,614
Kissei Pharmaceutical Co., Ltd.	27,527	645,233
Kitz Corp.	128,068	843,367
Kobayashi Pharmaceutical Co., Ltd.	21,574	1,605,507
Kohnan Shoji Co., Ltd.	55,558	1,143,141
Kokusai Pulp & Paper Co., Ltd.	66,880	166,931
Kokuyo Co., Ltd.	118,959	1,567,859
Komeri Co., Ltd.	62,490	1,228,793
Komori Corp.	70,919	728,296
Konami Holdings Corp.	52,400	2,470,992
Konishi Co., Ltd.	42,373	613,106
Konoike Transport Co., Ltd.	57,993	886,119
Kose Corp.	8,355	1,321,256
Kumagai Gumi Co., Ltd.	41,363	1,098,315
Kura Sushi, Inc. (a)	2,408	93,703
Kurabo Industries Ltd.	45,749	803,109
Kureha Corp.	21,063	1,338,565
Kurita Water Industries Ltd.	111,154	2,670,972
Kusuri no Aoki Holdings Co., Ltd.	1,772	112,938
KYB Corp. *	63,218	1,632,634
Kyoei Steel Ltd.	45,090	746,690
Kyokuto Kaihatsu Kogyo Co., Ltd.	53,739	651,352
Kyokuyo Co., Ltd.	23,080	575,645
KYORIN Holdings, Inc.	54,015	943,739
Kyoritsu Maintenance Co., Ltd.	12,014	601,945
Kyowa Exeo Corp.	110,898	2,607,622
Kyowa Hakko Kirin Co., Ltd.	152,040	2,870,661
Kyudenko Corp.	33,007	936,326
Kyushu Financial Group, Inc.	245,434	969,755
Lawson, Inc.	40,649	1,898,139
Life Corp.	44,701	947,336
Lintec Corp.	69,541	1,375,769
Lion Corp.	131,044	2,539,411
LIXIL VIVA Corp.	9,840	110,114
M3, Inc.	38,967	736,452
Mabuchi Motor Co., Ltd.	44,730	1,495,463
Macnica Fuji Electronics Holdings, Inc.	87,996	1,032,530
Maeda Corp.	132,011	1,073,596
Maeda Road Construction Co., Ltd.	101,310	2,038,797
Makino Milling Machine Co., Ltd.	28,526	987,868
Mandom Corp.	28,768	705,853
Marudai Food Co., Ltd.	76,193	1,345,263
Maruha Nichiro Corp.	42,891	1,305,593
Marui Group Co., Ltd.	123,564	2,576,550
Maruichi Steel Tube Ltd.	57,616	1,509,717
Maruzen Showa Unyu Co., Ltd.	6,760	204,839
Max Co., Ltd.	49,761	686,090
Maxell Holdings Ltd.	88,419	1,473,175
MCJ Co., Ltd.	18,108	113,576
Mebuki Financial Group, Inc.	583,408	1,466,916
Megmilk Snow Brand Co., Ltd.	82,083	1,630,698
Meidensha Corp.	72,819	1,011,384
Meitec Corp.	19,134	911,101
Ministop Co., Ltd.	7,296	108,524
Miraca Holdings, Inc.	103,690	2,364,600
Mirait Holdings Corp.	107,778	1,689,506
Mitsuba Corp.	175,473	842,012
Mitsubishi Logistics Corp.	76,442	2,044,555
Security	Number of Shares	Value ($)
Mitsubishi Pencil Co., Ltd.	34,423	613,162
Mitsubishi Steel Manufacturing Co., Ltd.	9,540	98,234
Mitsubishi UFJ Lease & Finance Co., Ltd.	251,412	1,255,034
Mitsuboshi Belting Ltd.	27,283	495,529
Mitsui E&S Holdings Co., Ltd. *	206,306	1,649,308
Mitsui Matsushima Holdings Co., Ltd.	8,768	97,714
Mitsui Sugar Co., Ltd.	19,902	419,395
Mitsui-Soko Holdings Co., Ltd.	42,806	636,324
Miura Co., Ltd.	39,647	1,232,407
Mizuno Corp.	37,728	834,307
Mochida Pharmaceutical Co., Ltd.	22,244	1,016,166
Modec, Inc.	5,088	128,213
Morinaga & Co., Ltd.	28,275	1,278,658
Morinaga Milk Industry Co., Ltd.	88,298	3,208,249
Morita Holdings Corp.	34,946	611,213
MOS Food Services, Inc.	22,350	489,302
Musashi Seimitsu Industry Co., Ltd.	57,060	705,794
Nabtesco Corp.	95,865	2,423,665
Nachi-Fujikoshi Corp.	29,625	1,129,611
Namura Shipbuilding Co., Ltd.	199,342	536,107
Nankai Electric Railway Co., Ltd.	82,706	2,161,820
NEC Networks & System Integration Corp.	40,151	1,010,293
NET One Systems Co., Ltd.	64,691	1,735,619
Nexon Co., Ltd. *	142,354	2,120,068
Nichi-iko Pharmaceutical Co., Ltd.	50,506	571,696
Nichias Corp.	62,628	1,049,809
Nichicon Corp.	101,388	745,177
Nichiha Corp.	29,587	776,906
NichiiGakkan Co., Ltd.	69,374	898,364
Nifco, Inc.	71,568	1,796,204
Nihon Kohden Corp.	57,301	1,649,234
Nihon Parkerizing Co., Ltd.	84,168	931,798
Nihon Unisys Ltd.	57,735	1,885,062
Nikkiso Co., Ltd.	85,483	1,101,457
Nippo Corp.	88,544	1,728,066
Nippon Chemi-Con Corp.	10,476	150,905
Nippon Denko Co., Ltd.	67,316	118,419
Nippon Densetsu Kogyo Co., Ltd.	46,201	975,721
Nippon Flour Mills Co., Ltd.	92,213	1,512,607
Nippon Gas Co., Ltd.	27,720	658,182
Nippon Holdings Co., Ltd.	66,455	1,509,965
Nippon Kayaku Co., Ltd.	202,284	2,332,577
Nippon Koei Co., Ltd.	25,035	554,540
Nippon Light Metal Holdings Co., Ltd.	1,172,742	2,484,280
Nippon Paint Holdings Co., Ltd.	53,745	2,128,515
Nippon Seiki Co., Ltd.	90,859	1,475,334
Nippon Sheet Glass Co., Ltd.	230,626	1,512,371
Nippon Shinyaku Co., Ltd.	14,361	994,655
Nippon Signal Co., Ltd.	94,460	963,957
Nippon Soda Co., Ltd.	47,516	1,137,846
Nippon Suisan Kaisha Ltd.	396,990	2,413,202
Nippon Television Holdings, Inc.	16,436	236,000
Nippon Yakin Kogyo Co., Ltd. (a)	57,776	109,087
Nipro Corp.	144,527	1,598,682
Nishi-Nippon Financial Holdings, Inc.	140,665	1,029,967
Nishi-Nippon Railroad Co., Ltd.	93,879	2,050,077
Nishimatsu Construction Co., Ltd.	81,727	1,564,160
Nishimatsuya Chain Co., Ltd.	81,060	650,272
Nishio Rent All Co., Ltd.	25,564	663,263
Nissan Chemical Corp.	51,862	2,202,015
Nissan Shatai Co., Ltd.	219,325	1,989,732
Nissha Co., Ltd. (a)	42,090	392,698
Nissin Electric Co., Ltd.	15,028	145,609
Nissin Kogyo Co., Ltd.	79,276	992,273
Nittetsu Mining Co., Ltd.	19,172	754,873
Nitto Boseki Co., Ltd.	35,613	646,823
Nitto Kogyo Corp.	54,756	937,017
NOF Corp.	53,937	1,944,862
Nojima Corp.	38,774	653,524

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nomura Co., Ltd.	48,878	618,093
Nomura Research Institute Ltd.	59,844	2,926,748
Noritake Co., Ltd.	16,288	687,074
Noritz Corp.	82,501	1,042,518
North Pacific Bank Ltd.	674,293	1,577,439
NS Solutions Corp.	27,759	865,431
NS United Kaiun Kaisha Ltd.	5,188	108,323
NSD Co., Ltd.	29,525	822,594
Obic Co., Ltd.	14,046	1,698,586
Oiles Corp.	37,069	500,513
Okabe Co., Ltd.	65,853	583,473
Okamoto Industries, Inc.	11,597	515,897
Okamura Corp.	100,439	985,195
Okasan Securities Group, Inc.	223,056	795,051
Oki Electric Industry Co., Ltd.	198,287	2,441,720
OKUMA Corp.	32,965	1,612,196
Okumura Corp.	43,856	1,343,046
Onoken Co., Ltd.	13,992	176,036
Onward Holdings Co., Ltd.	287,953	1,517,008
Open House Co., Ltd.	14,205	586,778
Oracle Corp. Japan	14,096	985,389
Orient Corp.	565,073	582,898
Osaka Soda Co., Ltd.	27,068	650,430
Osaki Electric Co., Ltd.	20,988	122,941
OSG Corp.	61,686	1,167,531
Pacific Industrial Co., Ltd.	60,767	798,100
PALTAC Corp.	47,652	2,457,759
Paramount Bed Holdings Co., Ltd.	18,702	713,113
Park24 Co., Ltd.	66,294	1,245,588
Penta-Ocean Construction Co., Ltd.	307,160	1,366,413
Persol Holdings Co., Ltd.	123,407	2,627,833
Pigeon Corp.	26,827	1,021,687
Pilot Corp.	14,894	557,625
Piolax, Inc.	26,389	434,328
Plenus Co., Ltd.	58,906	995,014
Pola Orbis Holdings, Inc.	33,083	915,629
Press Kogyo Co., Ltd.	237,415	1,014,603
Prima Meat Packers Ltd.	53,372	1,043,107
Raito Kogyo Co., Ltd.	60,933	748,088
Rakuten, Inc.	386,667	4,042,063
Relia, Inc.	61,481	664,782
Relo Group, Inc.	29,776	798,049
Rengo Co., Ltd.	353,804	2,821,960
Resorttrust, Inc.	48,958	758,438
Restar Holdings Corp.	56,754	780,939
Riken Corp.	14,838	589,010
Rinnai Corp.	35,201	2,308,369
Riso Kagaku Corp.	37,466	603,528
Rohto Pharmaceutical Co., Ltd.	53,450	1,457,168
Round One Corp.	65,035	966,166
Royal Holdings Co., Ltd.	28,128	698,181
Ryobi Ltd.	53,396	975,710
Ryosan Co., Ltd.	68,187	1,601,445
Ryoyo Electro Corp.	53,961	829,481
S Foods, Inc.	20,692	695,609
Saizeriya Co., Ltd.	42,154	941,889
Sakai Chemical Industry Co., Ltd.	30,143	688,785
Sakata INX Corp.	73,902	649,344
Sakata Seed Corp.	15,555	472,775
Sala Corp.	25,340	130,230
San-A Co., Ltd.	23,797	922,730
Sanden Holdings Corp. *	97,618	453,138
Sangetsu Corp.	76,967	1,471,642
Sanken Electric Co., Ltd.	39,203	786,046
Sanki Engineering Co., Ltd.	76,889	865,377
Sankyo Co., Ltd.	42,003	1,605,457
Sankyo Tateyama, Inc.	111,361	1,168,226
Sankyu, Inc.	56,029	2,838,218
Sanoh Industrial Co., Ltd.	23,632	84,233
Security	Number of Shares	Value ($)
Sanrio Co., Ltd. (a)	47,179	1,050,691
Sanshin Electronics Co., Ltd.	12,384	201,885
Sanwa Holdings Corp.	199,970	1,998,319
Sanyo Chemical Industries Ltd.	16,979	872,603
Sanyo Denki Co., Ltd.	12,465	436,261
Sanyo Shokai Ltd.	42,874	693,013
Sanyo Special Steel Co., Ltd.	49,499	672,448
Sapporo Holdings Ltd.	108,013	2,246,312
Sato Holdings Corp.	24,666	615,656
Sawai Pharmaceutical Co., Ltd.	31,113	1,601,857
SBI Holdings, Inc.	105,794	2,446,684
SCREEN Holdings Co., Ltd.	29,741	1,024,465
SCSK Corp.	27,819	1,345,151
Seibu Holdings, Inc.	172,462	2,887,736
Seiko Holdings Corp.	47,596	886,384
Seiren Co., Ltd.	51,422	651,685
Sekisui Jushi Corp.	30,407	571,033
Senko Group Holdings Co., Ltd.	197,654	1,596,524
Senshu Ikeda Holdings, Inc.	241,157	473,096
Seven Bank Ltd.	416,095	1,065,387
Sharp Corp.	56,767	516,563
Shibuya Corp.	4,216	112,064
Shima Seiki Manufacturing Ltd.	15,072	415,339
Shimachu Co., Ltd.	70,070	1,584,360
Shindengen Electric Manufacturing Co., Ltd.	13,849	440,056
Shinko Electric Industries Co., Ltd.	122,439	983,346
Shinko Plantech Co., Ltd.	65,680	729,543
Shinko Shoji Co., Ltd.	11,448	193,796
Shinmaywa Industries Ltd.	125,584	1,500,184
Shinsei Bank Ltd.	94,438	1,342,094
Shinsho Corp.	9,104	189,836
Ship Healthcare Holdings, Inc.	41,642	1,771,918
Shizuoka Gas Co., Ltd.	150,242	1,138,836
SHO-BOND Holdings Co., Ltd.	10,303	714,544
Shochiku Co., Ltd.	4,984	583,437
Shoei Foods Corp. (a)	5,088	142,225
Showa Corp.	85,960	1,053,767
Siix Corp.	60,542	663,550
Sintokogio Ltd.	84,238	709,903
SKY Perfect JSAT Holdings, Inc.	249,130	947,646
Sohgo Security Services Co., Ltd.	48,491	2,344,718
Sony Financial Holdings, Inc.	98,979	2,195,178
Sotetsu Holdings, Inc.	55,829	1,552,877
Square Enix Holdings Co., Ltd.	45,993	1,620,292
St Marc Holdings Co., Ltd.	24,490	532,543
Starts Corp., Inc.	35,489	835,131
Starzen Co., Ltd.	26,284	974,378
Sugi Holdings Co., Ltd.	43,693	1,985,954
SUMCO Corp.	142,967	1,584,060
Sumitomo Bakelite Co., Ltd.	35,820	1,230,565
Sumitomo Dainippon Pharma Co., Ltd.	91,445	1,877,328
Sumitomo Mitsui Construction Co., Ltd.	215,030	1,219,972
Sumitomo Osaka Cement Co., Ltd.	58,831	2,286,593
Sumitomo Riko Co., Ltd.	107,241	767,453
Sumitomo Seika Chemicals Co., Ltd.	14,073	434,860
Sundrug Co., Ltd.	75,434	1,891,148
Suruga Bank Ltd. *(a)	256,232	1,028,940
Sushiro Global Holdings Ltd.	16,250	1,129,979
T-Gaia Corp.	55,300	893,357
Tachi-S Co., Ltd.	88,278	1,050,474
Tachibana Eletech Co., Ltd.	48,816	682,952
Tadano Ltd.	173,584	1,681,882
Taihei Dengyo Kaisha Ltd.	24,243	453,489
Taikisha Ltd.	41,944	1,251,656
Taisho Pharmaceutical Holdings Co., Ltd.	23,587	1,931,277
Taiyo Holdings Co., Ltd.	3,680	112,188
Taiyo Nippon Sanso Corp.	111,467	2,090,231
Taiyo Yuden Co., Ltd.	112,297	2,064,424

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Takamatsu Construction Group Co., Ltd.	26,571	569,230
Takara Holdings, Inc.	136,133	1,473,233
Takara Standard Co., Ltd.	77,469	1,166,584
Takasago International Corp.	24,540	696,138
Takasago Thermal Engineering Co., Ltd.	82,736	1,274,092
Takeuchi Manufacturing Co., Ltd.	31,524	520,295
Takuma Co., Ltd.	67,962	888,842
Tamron Co., Ltd.	31,907	645,928
Tamura Corp.	27,448	132,721
TechnoPro Holdings, Inc.	11,083	569,589
The 77 Bank Ltd.	43,467	652,555
The Awa Bank Ltd.	23,174	567,744
The Bank of Kyoto Ltd.	25,703	1,006,104
The Chiba Bank Ltd.	480,074	2,303,648
The Chugoku Bank Ltd.	126,142	1,187,356
The Gunma Bank Ltd.	363,454	1,288,785
The Hachijuni Bank Ltd.	361,372	1,507,728
The Hiroshima Bank Ltd.	279,143	1,432,030
The Hokkoku Bank Ltd.	19,447	539,125
The Hyakugo Bank Ltd.	151,984	453,537
The Hyakujushi Bank Ltd.	24,732	503,865
The Iyo Bank Ltd.	218,320	1,124,024
The Japan Steel Works Ltd.	70,052	1,064,571
The Japan Wool Textile Co., Ltd.	111,347	851,191
The Juroku Bank Ltd.	35,393	740,947
The Keiyo Bank Ltd.	125,442	722,093
The Kiyo Bank Ltd.	64,608	875,920
The Musashino Bank Ltd.	29,880	559,760
The Nanto Bank Ltd.	30,539	611,764
The Nippon Road Co., Ltd.	14,949	838,493
The Nisshin Oillio Group Ltd.	55,436	1,615,979
The Ogaki Kyoritsu Bank Ltd.	32,538	721,035
The Oita Bank Ltd.	4,116	119,793
The Okinawa Electric Power Co., Inc.	74,054	1,124,707
The San-In Godo Bank Ltd.	108,991	700,674
The Shiga Bank Ltd.	32,383	766,216
The Shizuoka Bank Ltd.	316,916	2,510,226
The Sumitomo Warehouse Co., Ltd.	85,536	1,084,808
THK Co., Ltd.	94,650	1,941,382
Toa Corp.	44,917	614,752
Toagosei Co., Ltd.	183,082	1,976,257
Toda Corp.	246,371	1,359,210
Toei Co., Ltd.	5,965	802,109
Toho Co., Ltd.	68,125	2,923,901
Toho Zinc Co., Ltd.	27,427	587,568
Tokai Carbon Co., Ltd. (a)	75,761	727,780
TOKAI Holdings Corp.	143,133	1,166,684
Tokai Rika Co., Ltd.	126,791	1,936,168
Tokai Tokyo Financial Holdings, Inc.	214,276	659,159
Token Corp.	14,149	824,897
Tokuyama Corp.	67,973	1,515,033
Tokyo Broadcasting System Holdings, Inc.	42,484	706,665
Tokyo Century Corp.	23,010	932,480
Tokyo Dome Corp.	104,139	1,020,529
Tokyo Ohka Kogyo Co., Ltd.	38,934	1,129,561
Tokyo Seimitsu Co., Ltd.	32,941	762,126
Tokyo Steel Manufacturing Co., Ltd.	123,354	944,114
Tokyo Tatemono Co., Ltd.	170,408	1,778,239
Tokyu Construction Co., Ltd.	82,735	584,460
TOMONY Holdings, Inc.	34,008	107,748
Tomy Co., Ltd.	93,346	1,113,360
Tonami Holdings Co., Ltd.	2,644	137,344
Topcon Corp.	67,407	862,338
Toppan Forms Co., Ltd.	107,214	863,044
Topre Corp.	56,095	889,667
Topy Industries Ltd.	51,010	1,033,120
Toshiba Machine Co., Ltd.	47,216	992,808
Toshiba Plant Systems & Services Corp.	34,538	606,622
Toshiba TEC Corp.	36,899	910,793
Security	Number of Shares	Value ($)
Totetsu Kogyo Co., Ltd.	31,411	864,435
Towa Pharmaceutical Co., Ltd.	4,746	113,738
Toyo Construction Co., Ltd.	151,333	558,918
Toyo Ink SC Holdings Co., Ltd.	74,203	1,545,910
Toyo Tire Corp.	182,543	2,278,110
Toyobo Co., Ltd.	169,044	1,827,839
Toyota Boshoku Corp.	137,788	1,690,386
TPR Co., Ltd.	55,097	896,674
Trancom Co., Ltd.	9,243	558,453
Transcosmos, Inc.	46,419	1,023,933
Trend Micro, Inc.	43,145	1,937,204
Trusco Nakayama Corp.	45,951	1,019,958
TSI Holdings Co., Ltd.	218,482	1,249,618
Tsubaki Nakashima Co., Ltd.	31,269	484,983
Tsubakimoto Chain Co.	49,082	1,473,703
Tsukishima Kikai Co., Ltd.	42,735	515,615
Tsumura & Co.	48,880	1,361,842
TV Asahi Holdings Corp.	34,403	549,751
U-Shin Ltd. *	14,092	127,584
UACJ Corp.	69,446	1,102,693
Ulvac, Inc.	35,020	1,004,718
Unipres Corp.	120,097	1,895,890
United Arrows Ltd.	34,320	1,139,522
United Super Markets Holdings, Inc.	159,430	1,370,004
Unizo Holdings Co., Ltd.	6,660	113,909
Ushio, Inc.	142,112	1,785,317
USS Co., Ltd.	97,168	1,846,259
Valor Holdings Co., Ltd.	89,863	1,824,987
Vital KSK Holdings, Inc.	28,384	271,880
VT Holdings Co., Ltd.	171,116	713,936
Wacoal Holdings Corp.	76,947	1,914,905
Wacom Co., Ltd.	138,289	426,680
Wakita & Co., Ltd.	64,562	599,387
Warabeya Nichiyo Holdings Co., Ltd.	53,943	814,300
Welcia Holdings Co., Ltd.	32,553	1,142,316
World Co., Ltd.	7,832	159,057
Xebio Holdings Co., Ltd.	71,934	800,334
YAMABIKO Corp.	64,783	548,336
Yamaguchi Financial Group, Inc.	172,404	1,278,243
Yamato Kogyo Co., Ltd.	39,892	1,097,466
Yamazen Corp.	137,102	1,274,105
Yaoko Co., Ltd.	20,017	958,677
Yellow Hat Ltd.	59,042	758,043
Yodogawa Steel Works Ltd.	63,160	1,140,167
Yokogawa Bridge Holdings Corp.	33,253	475,940
Yokohama Reito Co., Ltd.	80,987	707,121
Yorozu Corp.	67,774	808,357
Yoshinoya Holdings Co., Ltd.	74,939	1,238,228
Yuasa Trading Co., Ltd.	41,302	1,121,802
Yurtec Corp.	98,186	651,107
Zenkoku Hosho Co., Ltd.	4,016	153,871
Zensho Holdings Co., Ltd.	61,578	1,278,917
Zeon Corp.	215,795	2,039,196
ZERIA Pharmaceutical Co., Ltd.	28,458	531,548
Zojirushi Corp.	47,300	500,990
ZOZO, Inc.	33,207	571,316
		642,155,323

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.7%
Accell Group N.V.	38,447	1,043,237
Altice Europe N.V. *	1,461,244	4,489,326
Altice Europe N.V., Class B *	146,691	448,712
AMG Advanced Metallurgical Group N.V. (a)	3,977	100,734

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Arcadis N.V.	137,672	2,549,754
ASM International N.V.	26,036	1,519,712
BE Semiconductor Industries N.V.	39,820	898,118
Brunel International N.V.	47,815	712,922
Corbion N.V.	61,062	1,868,501
Eurocommercial Properties N.V.	28,511	742,812
ForFarmers N.V.	90,596	715,776
Fugro N.V. CVA *(a)	184,728	1,523,302
GrandVision N.V.	27,504	586,624
IMCD N.V.	5,097	414,913
Intertrust N.V.	10,988	207,666
Koninklijke BAM Groep N.V.	527,240	2,230,264
Koninklijke Volkerwessels N.V.	51,460	932,421
Koninklijke Vopak N.V.	45,150	1,846,484
NSI N.V.	14,372	581,360
OCI N.V. *	36,924	835,269
PostNL N.V.	656,930	1,172,744
SBM Offshore N.V.	150,687	2,658,983
Sligro Food Group N.V.	53,438	1,991,902
TKH Group N.V.	30,367	1,417,197
TomTom N.V. *	41,488	359,455
Wereldhave N.V. (a)	28,976	705,847
		32,554,035

New Zealand 1.1%
Air New Zealand Ltd.	956,875	1,621,722
Auckland International Airport Ltd.	258,073	1,474,491
Chorus Ltd.	509,766	1,920,642
EBOS Group Ltd.	87,896	1,277,679
Fisher & Paykel Healthcare Corp., Ltd.	143,594	1,441,467
Freightways Ltd.	24,919	131,410
Genesis Energy Ltd.	658,804	1,335,563
Infratil Ltd.	619,296	1,723,749
Mainfreight Ltd.	58,821	1,472,351
Mercury NZ Ltd.	597,470	1,499,424
Meridian Energy Ltd.	908,909	2,512,083
SKY Network Television Ltd.	1,327,655	1,038,519
SKYCITY Entertainment Group Ltd.	615,300	1,520,106
Z Energy Ltd.	390,927	1,534,051
		20,503,257

Norway 1.5%
Adevinta A.S.A., Class A *	27,734	309,094
Adevinta A.S.A., Class B *	32,128	356,413
Aker A.S.A., A Shares	17,704	1,016,280
Aker BP A.S.A.	5,400	145,830
Aker Solutions A.S.A. *	243,962	969,299
Atea A.S.A. *	112,634	1,551,753
Austevoll Seafood A.S.A.	78,581	824,523
Bakkafrost P/F	16,696	884,986
Borregaard A.S.A.	97,225	1,055,133
BW LPG Ltd. *	214,786	900,488
BW Offshore Ltd. *	31,945	202,901
DOF A.S.A. *	246,828	66,263
Elkem A.S.A.	54,092	165,234
Entra A.S.A.	44,164	657,888
Europris A.S.A. (a)	247,762	694,002
Gjensidige Forsikring A.S.A.	150,804	2,936,403
Kongsberg Automotive A.S.A. *	682,673	482,735
Kongsberg Gruppen A.S.A.	73,494	966,347
Kvaerner A.S.A.	85,279	122,554
Leroy Seafood Group A.S.A. (a)	150,154	1,029,186
PGS A.S.A. *	750,556	1,255,678
Salmar A.S.A. (a)	21,431	979,283
Schibsted A.S.A., B Shares	32,128	811,114
Schibsted A.S.A., Class A	27,734	731,864
SpareBank 1 Nord Norge	114,442	866,772
Security	Number of Shares	Value ($)
SpareBank 1 SMN	102,632	1,102,089
SpareBank 1 SR-Bank A.S.A.	92,678	1,079,898
Storebrand A.S.A.	206,685	1,495,994
TGS Nopec Geophysical Co. A.S.A.	78,963	1,978,191
Tomra Systems A.S.A.	38,036	1,143,633
Veidekke A.S.A.	133,784	1,277,663
XXL A.S.A. (a)	137,181	326,586
		28,386,077

Poland 1.2%
Alior Bank S.A. *	45,451	624,699
Asseco Poland S.A.	154,548	2,055,785
Bank Handlowy w Warszawie S.A.	8,439	117,967
Bank Millennium S.A. *	257,282	640,936
CCC S.A.	2,856	116,499
Ciech S.A.	10,489	116,452
Cyfrowy Polsat S.A. *	187,890	1,276,550
Enea S.A. *	631,716	1,382,966
Energa S.A. *	1,163,690	2,344,616
Eurocash S.A.	203,021	1,020,509
Grupa Azoty S.A.	148,234	1,538,079
Grupa Lotos S.A.	126,617	2,894,536
Jastrzebska Spolka Weglowa S.A. *	38,455	502,516
Kernel Holding S.A.	33,276	402,789
LPP S.A.	553	1,055,890
mBank S.A. *	6,420	672,825
Orange Polska S.A. *	2,291,330	3,071,768
PLAY Communications S.A.	189,077	1,290,520
Santander Bank Polska S.A.	11,792	1,121,016
		22,246,918

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	326,123	843,123
EDP Renovaveis S.A.	65,998	654,549
Mota-Engil, SGPS, S.A. *	267,812	632,088
NOS, SGPS S.A.	204,783	1,290,471
REN - Redes Energeticas Nacionais, SGPS, S.A.	353,945	960,410
Semapa-Sociedade de Investimento e Gestao	44,776	620,708
Sonae, SGPS, S.A.	1,758,549	1,744,079
The Navigator Co. S.A.	325,116	1,159,338
		7,904,766

Republic of Korea 5.0%
AK Holdings, Inc.	3,782	150,372
AMOREPACIFIC Group	25,606	1,393,290
Asiana Airlines, Inc. *	235,735	1,187,682
BNK Financial Group, Inc.	379,593	2,199,338
Celltrion, Inc. *	2,755	439,542
Cheil Worldwide, Inc.	66,316	1,470,100
CJ ENM Co., Ltd.	8,523	1,371,238
CJ Hello Co., Ltd.	15,296	93,633
CJ Logistics Corp. *	7,493	1,003,555
Com2uSCorp	1,233	101,154
Daeduck Electronics Co.	78,915	765,361
Daesang Corp.	40,839	857,314
Daewoo Engineering & Construction Co., Ltd. *	273,903	1,105,134
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	12,566	314,440
Dayou Winia Co., Ltd. *	89,567	289,933
DB HiTek Co., Ltd.	12,390	151,897
DGB Financial Group, Inc.	212,781	1,443,673
Dongkuk Steel Mill Co., Ltd. *	236,701	1,264,101

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dongwon Industries Co., Ltd.	587	123,965
Doosan Bobcat, Inc.	30,749	870,133
Doosan Corp.	21,053	1,658,218
Doosan Infracore Co., Ltd. *	255,305	1,404,188
Fila Korea Ltd.	3,044	199,372
Green Cross Corp.	922	96,776
Green Cross Holdings Corp.	5,151	92,561
GS Engineering & Construction Corp.	41,604	1,402,637
GS Home Shopping, Inc.	3,861	538,186
GS Retail Co., Ltd.	36,845	1,051,919
Halla Holdings Corp.	14,763	495,860
Hanjin Transportation Co., Ltd.	22,469	876,383
Hanon Systems	135,108	1,316,024
Hansol Paper Co., Ltd.	37,019	428,972
Hanssem Co., Ltd.	9,113	622,124
Hanwha Aerospace Co., Ltd. *	47,079	1,182,015
Hanwha General Insurance Co., Ltd.	189,103	647,863
Hanwha Life Insurance Co., Ltd.	641,516	1,729,168
Harim Holdings Co., Ltd.	58,601	565,884
HDC Holdings Co., Ltd.	39,990	507,053
Hite Jinro Co., Ltd.	53,257	894,399
Hotel Shilla Co., Ltd.	15,749	1,251,033
Huchems Fine Chemical Corp.	6,096	105,448
Hyosung Corp.	17,004	1,066,587
Hyundai Corp.	36,259	650,037
Hyundai Department Store Co., Ltd.	18,636	1,323,877
Hyundai Elevator Co., Ltd. *	1,312	88,245
Hyundai Greenfood Co., Ltd.	87,560	893,319
Hyundai Home Shopping Network Corp.	5,918	454,199
Hyundai Merchant Marine Co., Ltd. *	90,986	249,067
Hyundai Mipo Dockyard Co., Ltd.	2,168	87,474
Hyundai Rotem Co., Ltd. *	28,085	452,794
iMarketKorea, Inc.	105,819	924,106
Interpark Holdings Corp.	61,468	120,004
IS Dongseo Co., Ltd.	6,475	191,657
JB Financial Group Co., Ltd.	156,142	731,608
Kakao Corp.	6,822	713,191
Kangwon Land, Inc.	71,676	1,868,788
KCC Corp.	7,745	1,677,899
KEPCO Plant Service & Engineering Co., Ltd.	24,503	649,147
Kolon Corp.	15,508	231,142
Kolon Industries, Inc.	38,385	1,313,451
Korea Aerospace Industries Ltd.	44,063	1,226,542
Korea Investment Holdings Co., Ltd.	16,217	985,902
Korea PetroChemical Ind Co., Ltd.	5,425	612,698
Korean Reinsurance Co.	155,496	1,096,789
Kumho Petrochemical Co., Ltd.	22,545	1,813,596
Kumho Tire Co., Inc. *	376,250	1,210,041
LF Corp.	36,979	673,813
LG Hausys Ltd.	20,908	970,873
LG Innotek Co., Ltd.	25,469	2,025,287
LG International Corp.	128,958	1,705,507
Lotte Chilsung Beverage Co., Ltd.	4,240	608,817
Lotte Corp.	16,842	596,803
LOTTE Fine Chemical Co., Ltd.	18,728	789,441
LOTTE Himart Co., Ltd.	30,805	1,109,694
LS Corp.	49,444	1,905,684
LS Industrial Systems Co., Ltd.	18,356	746,787
Mando Corp.	78,951	1,889,414
Meritz Financial Group, Inc.	12,235	144,346
Meritz Fire & Marine Insurance Co., Ltd.	78,918	1,447,945
Meritz Securities Co., Ltd.	35,913	141,734
Mirae Asset Daewoo Co., Ltd.	136,098	852,541
Mirae Asset Life Insurance Co., Ltd.	161,900	630,797
NCSoft Corp.	4,117	1,649,013
Nexen Tire Corp.	72,244	601,781
NH Investment & Securities Co., Ltd.	42,768	484,817
NongShim Co., Ltd.	4,860	985,549
Security	Number of Shares	Value ($)
OCI Co., Ltd.	18,394	1,394,725
Orange Life Insurance Ltd.	12,184	371,382
Ottogi Corp.	940	561,206
Pan Ocean Co., Ltd. *	180,286	656,260
Partron Co., Ltd.	96,380	1,339,398
Poongsan Corp.	50,451	1,046,385
S-1 Corp.	15,170	1,222,873
Samsung Card Co., Ltd.	43,535	1,345,275
Samsung Engineering Co., Ltd. *	46,473	651,691
Samsung Securities Co., Ltd.	32,954	978,188
Samyang Holdings Corp.	13,043	792,941
Seah Besteel Corp.	35,580	512,383
Seoul Semiconductor Co., Ltd.	32,547	508,333
Shinsegae, Inc.	5,463	1,367,012
SK Gas Ltd.	15,412	1,030,141
SKC Co., Ltd.	26,958	689,286
SL Corp.	9,897	185,325
Sungwoo Hitech Co., Ltd.	279,563	921,391
Taekwang Industrial Co., Ltd.	1,517	1,683,999
Taeyoung Engineering & Construction Co., Ltd.	16,213	190,597
Tongyang, Inc.	439,460	629,171
WONIK IPS Co., Ltd.	7,499	139,162
Young Poong Corp.	1,116	659,723
Youngone Corp.	31,143	1,009,421
Yuhan Corp.	4,349	903,835
		95,044,844

Singapore 1.6%
Ascendas Real Estate Investment Trust	898,418	1,906,042
Ascott Residence Trust	169,448	152,661
Asian Pay Television Trust	5,921,525	709,886
Bukit Sembawang Estates Ltd.	33,508	135,848
CapitaLand Commercial Trust	461,510	647,157
CapitaLand Mall Trust	833,411	1,459,309
City Developments Ltd.	343,575	2,051,939
First Resources Ltd.	101,024	113,036
Genting Singapore Ltd.	3,010,437	1,902,917
Mapletree Commercial Trust	498,746	692,124
Mapletree Industrial Trust	501,725	769,165
Mapletree Logistics Trust	711,273	754,502
Mapletree North Asia Commercial Trust	745,441	714,921
Olam International Ltd.	1,002,171	1,296,083
SATS Ltd.	383,741	1,413,570
Sembcorp Marine Ltd. *	978,975	995,797
Singapore Exchange Ltd.	313,639	1,681,735
Singapore Post Ltd.	1,285,065	863,650
Singapore Press Holdings Ltd.	1,690,900	2,874,782
Singapore Technologies Engineering Ltd.	1,102,994	3,133,437
StarHub Ltd.	919,696	995,639
Suntec Real Estate Investment Trust	482,756	638,367
UOL Group Ltd.	278,581	1,368,262
Venture Corp., Ltd.	203,267	2,231,529
		29,502,358

Spain 1.4%
Abengoa S.A., B Shares *	63,793,201	632,683
Acciona S.A.	39,351	4,203,099
Applus Services S.A.	95,938	1,218,757
Bolsas y Mercados Espanoles SHMSF S.A.	42,165	1,104,184
Cellnex Telecom S.A. *	25,630	898,237
Cia de Distribucion Integral Logista Holdings S.A.	43,088	950,219
Cie Automotive S.A.	23,402	564,850
Construcciones y Auxiliar de Ferrocarriles S.A.	13,690	577,419

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Distribuidora Internacional de Alimentacion S.A. (a)	1,666,380	1,095,589
Ebro Foods S.A.	75,003	1,572,968
Ence Energia y Celulosa S.A.	17,801	74,387
Euskaltel S.A.	16,251	137,087
Faes Farma S.A.	149,731	653,229
Gestamp Automocion S.A.	195,466	1,096,711
Indra Sistemas S.A. *	12,220	128,412
Inmobiliaria Colonial Socimi S.A.	13,061	144,235
Liberbank S.A.	1,141,153	519,594
Mediaset Espana Comunicacion S.A.	228,941	1,642,976
Melia Hotels International S.A.	89,263	812,174
Merlin Properties Socimi S.A.	14,659	194,553
Obrascon Huarte Lain S.A. (a)	1,312,838	1,558,785
Prosegur Cash S.A.	55,022	103,130
Prosegur Cia de Seguridad S.A.	262,960	1,118,787
Sacyr S.A.	387,487	881,728
Siemens Gamesa Renewable Energy S.A.	67,702	1,052,440
Tecnicas Reunidas S.A. (a)	36,258	908,284
Unicaja Banco S.A.	931,147	905,846
Viscofan S.A.	26,451	1,370,619
Zardoya Otis S.A.	98,652	750,292
		26,871,274

Sweden 3.2%
AAK AB	101,924	1,755,279
AF Poyry AB	67,635	1,415,636
Arjo AB, B Shares	59,097	242,543
Attendo AB	90,514	477,431
Axfood AB	121,305	2,327,396
Betsson AB *	146,177	921,555
Bilia AB, A Shares	129,994	1,094,757
Bonava AB, B Shares	73,799	877,009
Bravida Holding AB	157,002	1,281,790
Castellum AB	92,333	1,748,731
Clas Ohlson AB, B Shares (a)	93,620	825,810
Cloetta AB, B Shares	60,371	189,540
Coor Service Management Holding AB	80,211	678,454
Dometic Group AB	220,681	2,006,655
Elekta AB, B Shares	124,619	1,615,810
Fabege AB	66,955	1,002,158
Getinge AB, B Shares	294,619	3,985,647
Granges AB	71,341	668,269
Hemfosa Fastigheter AB	74,259	683,509
Hexpol AB	183,309	1,326,107
Holmen AB, B Shares	112,765	2,183,687
Indutrade AB	46,776	1,361,425
Intrum AB (a)	35,498	815,724
Inwido AB	76,810	459,624
JM AB	126,810	2,532,949
KappAhl AB	72,389	128,011
Kungsleden AB	99,039	764,344
L E Lundbergfortagen AB, B Shares	76,909	2,521,289
Lifco AB, B Shares	14,425	699,636
Lindab International AB	98,042	1,010,583
Loomis AB, B Shares	67,991	2,194,641
Lundin Petroleum AB	4,179	113,639
Mekonomen AB *	66,932	498,621
Modern Times Group MTG AB, B Shares *	45,152	522,342
NCC AB, B Shares	163,154	2,551,746
Nibe Industrier AB, B Shares	129,422	1,625,730
Nobia AB	175,132	944,004
Nolato AB, B Shares	10,583	502,840
Nordic Entertainment Group AB, Class B	47,586	1,120,000
Oriflame Holding AG *	25,043	586,000
Pandox AB	51,268	840,353
Peab AB	314,112	2,472,049
Ratos AB, B Shares	816,200	2,210,906
Security	Number of Shares	Value ($)
Saab AB, Class B	36,565	1,037,338
SAS AB *	291,934	407,662
Scandic Hotels Group AB	99,770	801,959
Svenska Cellulosa AB SCA, B Shares	307,909	2,349,467
Sweco AB, B Shares	36,833	945,865
Thule Group AB	43,168	981,544
Wallenstam AB, B Shares	14,231	143,698
Wihlborgs Fastigheter AB	55,752	808,407
		61,260,169

Switzerland 3.4%
Allreal Holding AG *	9,140	1,486,607
Alpiq Holding AG *	1,951	135,776
ALSO Holding AG *	6,439	832,202
ams AG *	22,178	732,909
Arbonia AG *	13,686	158,379
Aryzta AG *	2,164,989	2,752,916
Autoneum Holding AG	4,839	601,838
Banque Cantonale Vaudoise	1,357	1,010,482
Barry Callebaut AG	930	1,818,671
Belimo Holding AG	181	944,723
Bell Food Group AG *	2,371	695,377
Berner Kantonalbank AG	523	118,031
BKW AG	10,253	674,801
Bobst Group S.A.	1,611	100,903
Bucher Industries AG	5,797	1,801,603
Burckhardt Compression Holding AG	2,066	541,225
Cembra Money Bank AG	16,348	1,461,138
Conzzeta AG	843	694,783
Daetwyler Holding AG	6,760	934,175
DKSH Holding AG	34,469	2,097,234
dormakaba Holding AG *	1,463	1,007,962
Dufry AG *	19,655	1,602,727
Emmi AG	1,394	1,280,565
EMS-Chemie Holding AG	2,806	1,673,808
Flughafen Zuerich AG	8,950	1,503,753
Forbo Holding AG	735	1,183,775
Galenica AG *	26,648	1,278,023
GAM Holding AG *	380,411	1,564,229
Helvetia Holding AG	22,132	2,710,804
Huber & Suhner AG	12,032	922,272
Implenia AG	24,977	727,073
Inficon Holding AG	244	137,543
Komax Holding AG	487	100,610
Kudelski S.A. *(a)	86,290	584,217
Landis & Gyr Group AG *	23,955	1,725,446
Logitech International S.A.	53,643	1,950,848
Mobimo Holding AG	3,696	885,555
OC Oerlikon Corp. AG	137,728	1,499,350
Panalpina Welttransport Holding AG *	13,133	2,781,060
Partners Group Holding AG	2,931	2,048,509
PSP Swiss Property AG	12,389	1,381,961
Rieter Holding AG	4,159	573,498
Schweiter Technologies AG	805	731,491
SFS Group AG	10,890	862,885
Siegfried Holding AG *	437	155,753
SIG Combibloc Group AG *	18,173	186,093
Straumann Holding AG	1,536	1,258,914
Sulzer AG	16,233	1,522,676
Sunrise Communications Group AG *	27,029	1,868,934
Tecan Group AG	3,355	801,184
Temenos AG *	6,004	1,041,008
u-blox Holding AG *	1,543	113,518
Valiant Holding AG	8,062	857,617
Valora Holding AG *	5,476	1,377,370
VAT Group AG *	5,884	632,654

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vifor Pharma AG	21,972	3,023,239
Vontobel Holding AG	10,957	578,433
		63,729,130

United Kingdom 11.0%
888 Holdings plc	212,739	352,331
AA plc	1,437,673	987,563
Ascential plc	29,514	142,697
Ashmore Group plc	212,531	1,265,437
Auto Trader Group plc	140,400	1,060,699
B&M European Value Retail S.A.	449,191	1,996,847
Balfour Beatty plc	837,569	2,508,276
Bank of Georgia Group plc	7,200	148,828
BBA Aviation plc	752,464	2,469,648
BCA Marketplace plc	591,195	1,348,707
Beazley plc	308,239	2,175,625
Biffa plc	66,737	192,203
Big Yellow Group plc	11,097	142,384
Bodycote plc	171,459	1,681,312
Bovis Homes Group plc	132,676	1,636,295
Brewin Dolphin Holdings plc	157,543	602,056
Britvic plc	173,171	1,942,556
BTG plc *	101,199	1,063,139
Card Factory plc	495,644	1,183,200
Centamin plc	1,051,940	1,178,164
Chemring Group plc	304,866	622,490
Cineworld Group plc	304,563	1,137,410
Clarkson plc	4,169	126,111
Close Brothers Group plc	108,149	1,875,639
Coats Group plc	723,014	708,070
Cobham plc *	1,661,149	2,088,687
Computacenter plc	112,097	1,767,501
ConvaTec Group plc	731,126	1,285,969
Costain Group plc	125,514	498,323
Countryside Properties plc	62,221	237,309
Cranswick plc	48,900	1,654,245
Crest Nicholson Holdings plc	314,825	1,454,689
Daily Mail & General Trust plc N.V., Class A	116,753	1,096,308
De La Rue plc	120,997	466,664
Debenhams plc (a)(b)	24,862,669	—
Dechra Pharmaceuticals plc	3,939	135,437
Derwent London plc	24,359	987,379
Dignity plc	14,842	128,984
Diploma plc	50,859	952,566
Domino's Pizza Group plc	229,964	681,429
Dunelm Group plc	105,943	1,188,422
EI Group plc *	855,399	2,279,198
Electrocomponents plc	240,514	1,842,508
Elementis plc	540,519	985,117
Entertainment One Ltd.	368,323	2,028,704
Equiniti Group plc	50,088	138,888
Essentra plc	310,184	1,582,589
Evraz plc	288,860	2,140,785
Ferrexpo plc	360,596	1,046,702
Fresnillo plc	102,547	992,642
Galliford Try plc	184,839	1,456,069
Games Workshop Group plc	3,069	172,598
Genus plc	24,041	806,014
Grafton Group plc	271,716	2,912,714
Grainger plc	248,769	787,634
Great Portland Estates plc	78,177	708,461
Greencore Group plc	561,026	1,460,197
Greggs plc	103,802	2,844,288
GVC Holdings plc	67,447	509,551
Halfords Group plc	445,342	1,264,068
Halma plc	117,338	2,685,733
Hammerson plc	361,692	1,234,970
Security	Number of Shares	Value ($)
Hargreaves Lansdown plc	47,484	1,356,174
Headlam Group plc	157,512	943,008
Hikma Pharmaceuticals plc	18,036	359,175
Hill & Smith Holdings plc	51,660	785,254
HomeServe plc	102,258	1,554,365
Howden Joinery Group plc	395,387	2,503,689
Hunting plc	137,218	878,584
Ibstock plc	295,703	887,036
IG Group Holdings plc	285,910	1,971,895
Indivior plc *	1,033,837	596,275
Intermediate Capital Group plc	184,667	3,058,391
International Personal Finance plc	555,793	1,115,230
Interserve plc *(a)(b)	5,834,726	—
Intu Properties plc (a)	1,245,797	1,455,578
IWG plc	610,541	2,601,767
J.D. Wetherspoon plc	69,105	1,159,300
JD Sports Fashion plc	161,018	1,251,777
John Laing Group plc	221,367	1,084,795
Jupiter Fund Management plc	436,109	2,022,792
Just Group plc *	1,105,555	666,901
KAZ Minerals plc	85,263	547,859
Keller Group plc	173,481	1,519,655
Kier Group plc (a)	226,272	793,407
Lancashire Holdings Ltd.	270,259	2,396,363
Lookers plc	1,063,616	1,151,559
Man Group plc	1,317,392	2,428,893
Marshalls plc	117,051	952,313
Marston's plc	1,106,832	1,494,100
McCarthy & Stone plc	573,632	938,461
Mediclinic International plc	80,285	305,597
Melrose Industries plc	861,328	1,779,870
Merlin Entertainments plc	485,566	2,320,120
Mitchells & Butlers plc *	410,647	1,433,695
Mitie Group plc	720,158	1,347,008
Moneysupermarket.com Group plc	320,011	1,476,231
Morgan Advanced Materials plc	312,892	974,880
Morgan Sindall Group plc	66,289	1,072,790
N Brown Group plc	532,868	973,859
National Express Group plc	468,698	2,346,447
Northgate plc	358,916	1,467,966
Ocado Group plc *	76,711	1,154,921
OneSavings Bank plc	32,981	167,108
Pagegroup plc	286,118	1,835,571
Paragon Banking Group plc	159,032	871,530
PayPoint plc	51,377	704,541
Pendragon plc	6,375,090	1,840,052
Petra Diamonds Ltd. *(a)	1,457,368	403,376
Petrofac Ltd.	445,084	2,323,034
Pets at Home Group plc	877,350	2,033,588
Phoenix Group Holdings plc	436,814	3,694,810
Playtech plc	359,139	1,834,626
Plus500 Ltd.	51,762	412,191
Polymetal International plc	219,997	2,356,916
Polypipe Group plc	136,390	735,070
Premier Oil plc *	2,024,715	2,009,406
Provident Financial plc	420,788	2,398,293
PZ Cussons plc	228,962	585,825
QinetiQ Group plc	500,342	1,837,659
Quilter plc	1,267,545	2,113,004
Rathbone Brothers plc	17,943	485,099
Redrow plc	148,231	1,018,225
Renewi plc	378,197	160,879
Renishaw plc	11,054	544,759
Rhi Magnesita N.V.	9,808	591,893
Rightmove plc	126,097	919,584
Rotork plc	436,548	1,581,897
Royal Bank of Scotland Group plc	320,966	864,514
RPS Group plc	438,807	993,318
Safestore Holdings plc	16,635	133,034

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Saga plc	1,393,286	747,395
Savills plc	133,318	1,423,248
Schroders plc	56,081	2,063,280
Segro plc	243,277	2,139,025
Senior plc	449,551	1,303,212
Serco Group plc *	1,177,810	1,971,431
SIG plc	1,456,566	2,379,269
Spectris plc	86,591	2,708,837
Spirax-Sarco Engineering plc	28,321	2,984,168
Spire Healthcare Group plc	600,955	926,354
Sports Direct International plc *	413,121	1,496,485
SSP Group plc	182,597	1,541,973
ST Modwen Properties plc	121,860	668,127
Stagecoach Group plc	783,361	1,231,223
Stock Spirits Group plc	191,881	569,549
Superdry plc	93,385	543,785
Synthomer plc	198,088	916,289
TalkTalk Telecom Group plc (a)	917,747	1,349,902
Ted Baker plc	5,790	99,614
Telecom Plus plc	56,988	1,067,359
The Go-Ahead Group plc	70,651	1,664,317
The Restaurant Group plc	607,224	998,775
The Unite Group plc	64,174	768,002
Thomas Cook Group plc *(a)	3,758,006	819,193
TP ICAP plc	238,418	825,179
TT electronics plc	73,866	233,683
Tullow Oil plc	421,113	1,061,276
Tyman plc	178,424	532,979
UDG Healthcare plc	177,340	1,591,457
Ultra Electronics Holdings plc	68,529	1,338,796
Vesuvius plc	260,897	1,642,200
Victrex plc	41,222	1,032,370
WH Smith plc	80,395	1,988,092
Wizz Air Holdings plc *	27,010	1,066,920
		207,322,575
Total Common Stock
(Cost $1,945,211,761)		1,869,899,334

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA	24,897	1,341,699
Jungheinrich AG	76,477	2,152,712
Sartorius AG	8,915	1,688,853
Security	Number of Shares	Value ($)
Schaeffler AG	129,597	949,971
Sixt SE	11,536	803,446
Total Preferred Stock
(Cost $7,786,491)		6,936,681

Other Investment Companies 2.1% of net assets

United States 2.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (c)	1,131,643	1,131,643
Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 2.30% (c)	38,095,219	38,095,219
Total Other Investment Companies
(Cost $39,226,862)		39,226,862

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/21/19	173	15,724,835	(435,911)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $33,935,609.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,425,491,305	$—	$—	$1,425,491,305
Australia	110,584,262	—	2,329,299	112,913,561
Hong Kong	72,737,689	—	—*	72,737,689
Italy	43,358,635	—	170,803	43,529,438
Luxembourg	—	—	—*	—
Portugal	7,904,766	—	—*	7,904,766
United Kingdom	207,322,575	—	—*	207,322,575
Preferred Stock[1]	6,936,681	—	—	6,936,681
Other Investment Companies[1]	39,226,862	—	—	39,226,862
Liabilities
Futures Contracts[2]	(435,911)	—	—	(435,911)
Total	$1,913,126,864	$—	$2,500,102	$1,915,626,966
*	Level 3 amount shown includes securities determined to have no value at May 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 91.7% of net assets

Brazil 6.9%
Ambev S.A.	2,683,086	12,029,471
B3 S.A. - Brasil Bolsa Balcao	453,646	4,238,155
Banco Bradesco S.A.	889,455	7,418,942
Banco do Brasil S.A.	1,595,192	21,129,855
BRF S.A. *	1,096,241	7,757,479
CCR S.A.	1,131,998	3,866,445
Centrais Eletricas Brasileiras S.A.	284,953	2,504,913
Cia Energetica de Minas Gerais	243,962	1,121,836
Cielo S.A.	1,088,499	1,863,106
Companhia de Saneamento Basico do Estado de Sao Paulo	451,410	5,098,313
Embraer S.A.	865,486	4,189,904
JBS S.A.	2,849,551	15,913,342
Kroton Educacional S.A.	1,055,257	2,787,492
Petrobras Distribuidora S.A.	617,157	4,028,296
Petroleo Brasileiro S.A.	3,159,033	22,782,419
Tim Participacoes S.A.	1,066,997	2,998,408
Ultrapar Participacoes S.A.	1,810,160	9,563,179
Vale S.A.	2,679,709	33,544,283
		162,835,838

Chile 0.7%
Cencosud S.A.	2,540,905	4,635,999
Empresas COPEC S.A.	398,782	4,140,079
Enel Americas S.A.	24,860,660	3,973,346
Latam Airlines Group S.A.	292,714	2,575,130
S.A.C.I. Falabella	294,428	1,782,330
		17,106,884

China 24.3%
Agile Group Holdings Ltd.	1,794,184	2,272,321
Agricultural Bank of China Ltd., H Shares	29,064,604	12,455,385
Alibaba Group Holding Ltd. ADR *	52,545	7,842,867
Anhui Conch Cement Co., Ltd., H Shares	678,841	3,965,400
Baidu, Inc. ADR *	43,974	4,837,140
Bank of China Ltd., H Shares	89,591,067	37,136,549
Bank of Communications Co., Ltd., H Shares	8,568,807	6,710,304
China Cinda Asset Management Co., Ltd., H Shares	10,511,108	2,439,907
China CITIC Bank Corp., Ltd., H Shares	9,459,620	5,368,923
China Communications Construction Co., Ltd., H Shares	5,001,644	4,446,303
China Communications Services Corp., Ltd., H Shares	3,430,011	2,567,953
China Construction Bank Corp., H Shares	93,942,077	74,285,717
China Evergrande Group	1,259,769	3,350,044
China Huarong Asset Management Co., Ltd., H Shares	17,135,305	2,906,678
Security	Number of Shares	Value ($)
China Life Insurance Co., Ltd., H Shares	2,817,635	6,540,480
China Merchants Bank Co., Ltd., H Shares	2,334,352	11,239,236
China Minsheng Banking Corp., Ltd., H Shares	7,445,993	5,413,161
China Mobile Ltd.	5,820,064	50,810,642
China National Building Material Co., Ltd., H Shares	5,819,674	4,475,787
China Overseas Land & Investment Ltd.	2,665,423	9,246,737
China Pacific Insurance (Group) Co., Ltd., H Shares	1,220,256	4,513,385
China Petroleum & Chemical Corp., H Shares	62,259,624	41,450,566
China Railway Construction Corp., Ltd., H Shares	2,712,888	3,172,887
China Railway Group Ltd., H Shares	4,180,755	3,124,682
China Resources Beer Holdings Co., Ltd.	1,125,878	4,925,371
China Resources Land Ltd.	1,714,813	6,976,875
China Resources Power Holdings Co., Ltd.	3,149,149	4,586,831
China Shenhua Energy Co., Ltd., H Shares	4,489,976	9,219,840
China Telecom Corp., Ltd., H Shares	24,092,120	12,106,670
China Unicom Hong Kong Ltd.	10,976,932	11,578,171
China Vanke Co., Ltd., H Shares	755,320	2,673,298
CITIC Ltd.	5,044,932	6,846,213
CNOOC Ltd.	17,619,917	28,720,248
Country Garden Holdings Co., Ltd.	2,988,994	4,040,958
Dongfeng Motor Group Co., Ltd., H Shares	2,995,639	2,468,172
ENN Energy Holdings Ltd.	280,124	2,518,795
Fosun International Ltd.	1,474,112	1,902,674
GCL-Poly Energy Holdings Ltd. *	30,657,544	1,857,310
Geely Automobile Holdings Ltd.	1,293,168	2,121,043
Great Wall Motor Co., Ltd., H Shares	4,340,964	3,155,837
Guangzhou R&F Properties Co., Ltd., H Shares	1,609,848	3,046,999
Haier Electronics Group Co., Ltd.	1,064,808	2,713,440
Hengan International Group Co., Ltd.	371,021	2,720,945
Huaneng Power International, Inc., H Shares	8,070,082	5,084,618
Industrial & Commercial Bank of China Ltd., H Shares	74,566,094	53,257,760
JD.com, Inc. ADR *	108,484	2,794,548
Jiangxi Copper Co., Ltd., H Shares	3,432,121	4,285,473
Kingboard Holdings Ltd.	997,397	2,620,528
Kunlun Energy Co., Ltd.	3,106,162	2,860,321
Longfor Group Holdings Ltd.	865,692	3,174,349
NetEase, Inc. ADR	14,009	3,482,778
PetroChina Co., Ltd., H Shares	33,786,089	18,874,068
PICC Property & Casualty Co., Ltd., H Shares	6,494,369	7,015,746
Ping An Insurance Group Co. of China Ltd., H Shares	1,415,548	15,634,931
Shimao Property Holdings Ltd.	1,321,433	3,783,685
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	5,895,645	2,571,644

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sinopharm Group Co., Ltd., H Shares	928,704	3,488,318
Tencent Holdings Ltd.	386,632	16,075,662
		569,757,173

Colombia 0.3%
Bancolombia S.A.	214,949	2,385,208
Ecopetrol S.A.	5,876,341	4,820,824
		7,206,032

Czech Republic 0.2%
CEZ A/S	216,861	5,037,590

Egypt 0.0%
Commercial International Bank Egypt SAE GDR	160,853	651,455

Greece 1.1%
Alpha Bank AE *	3,677,151	6,925,001
Hellenic Telecommunications Organization S.A.	247,804	3,382,720
National Bank of Greece S.A. *	2,002,879	5,285,160
Piraeus Bank S.A. *	3,080,438	9,920,464
		25,513,345

Hungary 0.6%
MOL Hungarian Oil & Gas plc	743,842	8,358,143
OTP Bank plc	131,095	5,463,207
		13,821,350

India 7.5%
Axis Bank Ltd. *	146,991	1,704,846
Bharat Petroleum Corp., Ltd.	1,710,556	10,047,403
Bharti Airtel Ltd.	1,325,590	6,634,488
Coal India Ltd.	1,399,467	5,090,523
HCL Technologies Ltd.	270,409	4,239,203
Hero MotoCorp Ltd.	66,576	2,560,441
Hindalco Industries Ltd.	1,208,104	3,415,012
Hindustan Petroleum Corp., Ltd.	1,468,910	6,834,345
Housing Development Finance Corp., Ltd.	300,624	9,415,199
Indian Oil Corp., Ltd.	4,526,286	10,752,091
Infosys Ltd.	1,682,352	17,809,340
ITC Ltd.	953,503	3,811,070
JSW Steel Ltd.	671,985	2,619,817
Mahindra & Mahindra Ltd.	233,910	2,171,743
Maruti Suzuki India Ltd.	12,092	1,191,975
NTPC Ltd.	2,270,804	4,341,788
Oil & Natural Gas Corp., Ltd.	4,699,791	11,595,847
Rajesh Exports Ltd.	275,145	2,596,045
Reliance Industries Ltd. GDR	657,224	25,335,985
State Bank of India *	1,956,681	9,896,939
Sun Pharmaceutical Industries Ltd.	443,145	2,606,109
Tata Consultancy Services Ltd.	291,854	9,198,743
Tata Motors Ltd. *	3,620,013	8,965,462
Tata Motors Ltd., A Shares, DVR *	1,530,578	1,843,733
Tata Steel Ltd.	374,762	2,625,814
Vedanta Ltd.	1,993,389	4,592,235
Wipro Ltd.	816,786	3,356,627
		175,252,823

Security	Number of Shares	Value ($)
Indonesia 1.5%
PT Astra International Tbk	16,310,004	8,513,542
PT Bank Central Asia Tbk	1,883,577	3,840,399
PT Bank Mandiri (Persero) Tbk	9,470,766	5,092,880
PT Bank Rakyat Indonesia (Persero) Tbk	23,854,825	6,852,674
PT Telekomunikasi Indonesia (Persero) Tbk	36,807,798	10,057,832
		34,357,327

Kuwait 0.1%
Kuwait Finance House KSCP	388,136	867,058
Mobile Telecommunications Co. KSC	747,594	1,286,922
National Bank of Kuwait SAKP	334,288	1,064,143
		3,218,123

Malaysia 1.7%
Axiata Group Berhad	5,123,285	5,733,971
CIMB Group Holdings Berhad	3,991,451	5,019,675
Genting Berhad	2,444,800	3,728,021
Malayan Banking Berhad	2,623,213	5,646,434
Petronas Chemicals Group Berhad	1,612,300	3,201,130
Public Bank Berhad	1,122,000	6,318,864
Tenaga Nasional Berhad	3,408,600	10,330,323
		39,978,418

Mexico 4.5%
Alfa S.A.B. de C.V., A Shares	5,056,054	4,612,233
America Movil S.A.B. de C.V., Series L	51,393,060	36,137,485
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	513,976	752,166
Cemex S.A.B. de C.V. ADR *	1,925,736	7,934,032
Coca-Cola Femsa S.A.B. de C.V.	504,583	3,144,590
Fomento Economico Mexicano S.A.B. de C.V.	1,932,388	17,952,788
Grupo Bimbo S.A.B. de C.V., Series A	2,040,960	4,115,951
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,324,115	7,196,666
Grupo Mexico S.A.B. de C.V., Series B	3,396,140	8,469,786
Grupo Televisa S.A.B., Series CPO	1,983,989	3,692,507
Wal-Mart de Mexico S.A.B. de C.V.	4,101,813	11,568,278
		105,576,482

Peru 0.1%
Credicorp Ltd.	5,852	1,309,678

Philippines 0.3%
PLDT, Inc.	201,775	5,222,221
SM Investments Corp.	150,490	2,717,769
		7,939,990

Qatar 0.1%
Ooredoo QPSC	47,859	846,910
Qatar National Bank QPSC	42,273	2,182,761
		3,029,671

Russia 14.9%
Alrosa PJSC	2,305,726	3,120,139
Gazprom PJSC *	43,725,399	144,383,672
Inter RAO UES PJSC	87,903,708	5,416,621
LUKOIL PJSC	962,419	77,838,613

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Magnit PJSC	173,471	9,955,617
MMC Norilsk Nickel PJSC	38,649	8,139,036
Mobile TeleSystems PJSC	2,510,446	9,858,147
NovaTek PJSC	436,458	8,864,336
Rosneft Oil Co. PJSC	2,395,591	15,923,719
Rostelecom PJSC	4,211,108	4,977,079
Sberbank of Russia PJSC	7,722,390	27,650,226
Severstal PJSC	234,412	3,729,505
Sistema PJSC	36,522,327	5,057,174
Surgutneftegas PJSC	15,563,866	5,958,782
Tatneft PJSC	1,244,691	14,302,016
VTB Bank PJSC	7,802,780,000	4,392,965
		349,567,647

South Africa 6.3%
Absa Group Ltd.	800,450	9,292,533
AngloGold Ashanti Ltd.	420,175	5,619,074
Aspen Pharmacare Holdings Ltd.	206,049	1,386,257
Barloworld Ltd.	458,975	4,165,220
Bid Corp., Ltd.	259,422	5,423,136
FirstRand Ltd.	1,692,251	7,776,857
Gold Fields Ltd.	790,174	3,552,051
Gold Fields Ltd. ADR	889,925	3,969,065
MTN Group Ltd.	4,429,730	31,232,525
MultiChoice Group Ltd. *	3,357	28,108
Naspers Ltd., N Shares	27,379	6,160,599
Nedbank Group Ltd.	258,094	4,646,135
Remgro Ltd.	204,540	2,601,589
Sanlam Ltd.	878,005	4,593,430
Sappi Ltd.	590,139	2,233,671
Sasol Ltd.	725,144	18,260,727
Shoprite Holdings Ltd.	417,048	4,927,512
Standard Bank Group Ltd.	977,537	13,346,074
Steinhoff International Holdings N.V. *	52,607,531	4,842,459
The Bidvest Group Ltd.	217,110	3,088,682
Tiger Brands Ltd.	145,821	2,203,618
Vodacom Group Ltd.	566,795	4,625,468
Woolworths Holdings Ltd.	1,004,559	3,157,038
		147,131,828

Taiwan 15.6%
Acer, Inc. *	5,392,470	3,249,555
Asustek Computer, Inc.	1,580,176	10,846,918
AU Optronics Corp.	27,089,371	7,969,352
Catcher Technology Co., Ltd.	515,000	3,127,877
Cathay Financial Holding Co., Ltd.	3,717,840	4,798,351
Cheng Shin Rubber Industry Co., Ltd.	2,481,000	3,147,113
China Steel Corp.	11,527,088	8,860,680
Chunghwa Telecom Co., Ltd.	2,747,764	9,778,520
Compal Electronics, Inc.	15,877,000	9,868,977
CTBC Financial Holding Co., Ltd.	8,671,809	5,746,917
Delta Electronics, Inc.	1,705,696	7,688,784
Far Eastern New Century Corp.	4,969,061	5,155,720
Far EasTone Telecommunications Co., Ltd.	1,228,588	3,050,823
First Financial Holding Co., Ltd.	4,364,080	3,119,912
Formosa Chemicals & Fibre Corp.	2,281,882	7,759,662
Formosa Petrochemical Corp.	1,036,704	3,804,117
Formosa Plastics Corp.	2,109,704	7,374,371
Foxconn Technology Co., Ltd.	1,451,858	2,824,492
Fubon Financial Holding Co., Ltd.	5,654,116	7,735,564
Hon Hai Precision Industry Co., Ltd.	27,074,928	63,292,596
Innolux Corp.	38,158,000	9,040,836
Inventec Corp.	6,900,646	5,195,267
Largan Precision Co., Ltd.	24,500	2,921,787
Lite-On Technology Corp.	3,590,229	5,122,003
MediaTek, Inc.	1,177,046	11,579,638
Security	Number of Shares	Value ($)
Mega Financial Holding Co., Ltd.	5,813,548	5,700,909
Nan Ya Plastics Corp.	3,655,588	9,077,538
Pegatron Corp.	7,010,234	11,420,389
Pou Chen Corp.	3,819,000	4,330,918
President Chain Store Corp.	257,000	2,447,038
Quanta Computer, Inc.	4,981,058	9,280,643
Synnex Technology International Corp.	2,976,178	3,601,069
Taiwan Cement Corp.	3,181,000	4,316,802
Taiwan Mobile Co., Ltd.	924,000	3,449,015
Taiwan Semiconductor Manufacturing Co., Ltd.	9,035,352	67,309,621
Uni-President Enterprises Corp.	3,129,796	8,049,108
United Microelectronics Corp.	17,936,931	7,319,459
Walsin Lihwa Corp.	5,225,000	2,603,203
Wistron Corp.	9,818,934	6,988,565
WPG Holdings Ltd.	3,825,880	4,780,459
Yuanta Financial Holding Co., Ltd.	5,553,000	3,117,936
		366,852,504

Thailand 3.0%
Advanced Info Service PCL NVDR	799,800	4,877,523
Charoen Pokphand Foods PCL NVDR	4,600,200	4,033,669
CP ALL PCL NVDR	1,324,900	3,338,677
Kasikornbank PCL NVDR	305,300	1,799,145
Krung Thai Bank PCL NVDR	5,240,800	3,162,944
PTT Exploration & Production PCL NVDR	1,252,400	4,966,465
PTT Global Chemical PCL NVDR	2,832,900	5,437,986
PTT PCL NVDR	16,318,900	23,848,618
Thai Oil PCL NVDR	1,704,300	3,190,766
The Siam Cement PCL NVDR	711,300	10,159,021
The Siam Commercial Bank PCL NVDR	1,577,200	6,453,824
		71,268,638

Turkey 1.5%
Akbank T.A.S. *	4,611,838	4,725,916
BIM Birlesik Magazalar A/S	201,699	2,754,691
Eregli Demir ve Celik Fabrikalari T.A.S.	1,774,503	2,204,578
Haci Omer Sabanci Holding A/S	2,289,330	3,040,331
KOC Holding A/S	1,815,827	5,050,144
Tupras-Turkiye Petrol Rafinerileri A/S	195,197	4,381,827
Turk Hava YollariI AO *	922,227	1,973,836
Turkcell Iletisim Hizmetleri A/S	1,977,920	3,945,231
Turkiye Garanti Bankasi A/S *	3,533,003	4,800,958
Turkiye Halk Bankasi A/S	2,643,165	2,400,551
		35,278,063

United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	1,273,306	3,112,980
Emaar Properties PJSC	1,504,434	1,830,830
Emirates Telecommunications Group Co. PJSC	928,526	4,120,490
First Abu Dhabi Bank PJSC	498,755	2,017,778
		11,082,078
Total Common Stock
(Cost $2,046,029,560)		2,153,772,937

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 7.9% of net assets

Brazil 6.0%
Banco Bradesco S.A.	3,313,541	31,320,513
Centrais Eletricas Brasileiras S.A., B Shares	211,944	1,931,341
Cia Brasileira de Distribuicao	339,099	7,554,881
Companhia Energetica de Minas Gerais	2,691,001	10,146,938
Gerdau S.A.	1,595,110	5,651,997
Itau Unibanco Holding S.A.	4,255,508	38,049,964
Itausa - Investimentos Itau S.A.	1,678,681	5,313,422
Metalurgica Gerdau S.A.	2,731,693	4,522,116
Petroleo Brasileiro S.A.	4,116,553	26,869,489
Telefonica Brasil S.A.	810,816	9,952,920
		141,313,581

Colombia 0.2%
Bancolombia S.A.	361,479	4,236,423

Republic of Korea 0.0%
CJ Corp. *(a)	3,047	68,431

Russia 1.7%
Surgutneftegas PJSC	14,458,950	8,981,741
Tatneft PJSC *	30,840	276,674
Transneft PJSC	11,910	29,500,178
		38,758,593
Total Preferred Stock
(Cost $145,346,147)		184,377,028
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	1,752,942	1,752,942
Total Other Investment Company
(Cost $1,752,942)		1,752,942

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/21/19	137	6,851,370	78,310
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,153,772,937	$—	$—	$2,153,772,937
Preferred Stock[1]	184,308,597	—	—	184,308,597
Republic of Korea	—	—	68,431	68,431
Other Investment Company[1]	1,752,942	—	—	1,752,942
Futures Contracts[2]	78,310	—	—	78,310
Total	$2,339,912,786	$—	$68,431	$2,339,981,217
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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